UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

PFM MULTI-MANAGER SERIES TRUST

(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141

(Address of principal executive offices) (zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant’s telephone number, including area code: (883) 736-6678

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached hereto.

PFM MULTI-MANAGER SERIES TRUST
ANNUAL REPORT
SEPTEMBER 30, 2022

For further information on the PFM Multi-Manager Series Trust (the “Trust”) portfolios, call 1-833-736-6678 or visit us online at https://mmst.pfmam.com

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.
The Trust will file its complete schedules of investments with the SEC for the last month of the Trust’s first or third fiscal quarters on Form N-PORT. The Trust’s Form N-PORT filings are available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at https://mmst.pfmam.com or (iii) on the SEC’s website at https://www.sec.gov.
The Trust has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Trust has adopted to determine how to vote proxies relating to portfolio securities are contained in the Trust’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at https://mmst.pfmam.com or (iii) on the SEC’s website at www.sec.gov. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-833-736-6678 (toll free), or (2) on the website of the SEC at www.sec.gov.

Message from the Adviser (unaudited)

We are pleased to present the Annual Report for the PFM Multi-Manager Series Trust (the “Trust”) and the Trust’s PFM Multi-Manager Domestic Equity Fund (“Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (“International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (“Fixed Income Fund”) (each a “Fund” and, collectively, the “Funds”), for the year ended September 30, 2022.
Fiscal year 2022 can adequately be described as annus horribilis. While the year started off on a positive foot, it wasn’t long before the U.S. and global economy and capital markets were hit with rising inflation and hawkish central banks. If that wasn’t enough, geopolitical risks came to the forefront with Russia invading Ukraine and China menacing Taiwan. As a result, economic growth sharply decelerated, and capital markets suffered significant losses. Real GDP quarter-over-quarter annualized contracted 1.6% and 0.6% in the first and second quarter, respectively. The EuroZone, on the other hand, defied expectations and expanded in the first half, growing 0.7% in the first quarter vs 4Q2021 and 0.8% in the second quarter vs 1Q2022. While the first half was better than expected, the EuroZone is expected to decelerate for the rest of 2022 and may suffer a recession in 2023. Economic growth in China continued to be negatively impacted by its zero-tolerance Covid policy. Outside of China, emerging market economies were a mixed bag. India continued to perform fairly well, while some other large EM economies such as Brazil saw a sharp slowdown in economic growth. For the global economy as a whole, the IMF and OECD cut growth estimates for 2022 and 2023.
While economic growth decelerated, the U.S. has managed to avoid a recession so far largely due to the consumer. While the consumer is in fairly good shape, going forward, the consumer faces more challenging economic conditions. Real wage growth is negative and the saving rate has come down to longer term level. In addition, the housing market, which represents the largest portion of a typical household balance sheet, has peaked and home prices are likely to decline over the near term. Lower home prices combined with lower equities prices translate to a significant hit to household net worth. Unemployment is still very low and this supports consumer spending. Whether we can avoid a recession will come down to whether the Fed can engineer a soft landing, i.e., raise rates enough to bring inflation down, but not enough to take the economy into a recession.
Current elevated inflation can primarily be explained by policy errors and secondarily by supply chain disruptions due to COVID. The adage that militaries fight the last war is largely false but seems to apply to central banks more aptly. Having fallen behind the curve in fulfilling their mandate of stable prices, the Fed initially and then followed by other central banks began to raise rates aggressively. Rising interest rates led to contraction in capital market valuation, including equity PE ratios and credit spread. The S&P 500 and other equity indices fell into bear markets. The decline in equity markets at least until this point is largely explained by de-risking and poor sentiment among investors as corporate profits have held up relatively well. Due to hawkish monetary policy in the U.S., the U.S. dollar rallied to multi-year highs, which further pressured international equities.
The current situation has similarities to the second half of the 1960s. As in the 1960s, the federal government spent too much, and the Fed kept interest rates too low for too long. When the pandemic began in early 2020, central banks and national governments went into overdrive in providing support to households and companies. While most would agree that the initial responses were needed to avoid a deep and prolonged recession, no serious economists would argue that continued fiscal stimulus and monetary accommodation were needed and beneficial.
While equity prices have declined sharply, corporate fundamentals have held up relatively well so far in the face of significant headwinds. The risk that investors face for the rest of 2022 and 2023 is that even as inflation moderates, corporate fundamentals deteriorate. Valuations are fair for U.S. equities and cheap for international equity. But this is predicated on profit estimates holding up. If EPS estimates are lowered, then equity markets may have further to fall. If we avoid a recession, credit markets currently look attractive with wider spreads and low defaults.
Respectfully,
PFM Asset Management LLC
November 5, 2022
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   1

Management Discussion of Fund Performance (unaudited)

PFM Multi-Manager Domestic Equity Fund Review
The PFM Multi-Manager Domestic Equity Fund (“Domestic Equity Fund” or the “Fund”) uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in U.S. equities. The Fund utilized the following sub-advisers as of September 30, 2022: Aristotle Atlantic Partners, LLC, Champlain Investment Partners, LLC, Jacobs Levy Equity Management, Inc., Nuance Investments, LLC, and Vaughan Nelson Investment Management, L.P. The Fund also held a position in the Vanguard Total Stock Market ETF.
The Domestic Equity Fund returned -17.97% for the year ending September 30, 2022, slightly underperforming the Russell 3000 Index benchmark of -17.63% for the same period. The Domestic Equity Fund commenced operations on December 29, 2017 with initial seed investment invested into the State Street Institutional Treasury Money Market Fund until implementation of the investment strategy began in mid-May 2018. Since inception, the Fund has returned 6.94% vs a benchmark return of 7.88%.
For the 12 months ending September 30, 2022, the underperformance was largely a result of an overweight to the dedicated mid-cap manager, Champlain Investment Partners, LLC, which underperformed due to poor stock selection within healthcare and information technology sectors. Nuance All Cap Value, Vaughan Nelson Select and Jacobs Levy Small Cap outperformed their respective benchmarks during this time.
PFM Multi-Manager Domestic Equity Fund Investment Sub-Advisers
	Fund Assets Managed As of 9/30/22
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Aristotle Atlantic Partners, LLC	7.3	56.0	Active U.S. All-Cap
Champlain Investment Partners, LLC	4.2	32.8	Active U.S. Mid-Cap
Jacobs Levy Equity Management, Inc.	4.6	35.8	Active U.S. Small-Cap
Nuance Investments, LLC	9.1	70.7	Active U.S. All-Cap
Vaughan Nelson Investment Management, L.P.	11.5	88.9	Active U.S. All-Cap

Note: Fund assets % column does not add up to 100% due to assets invested in the Vanguard Total Stock Market ETF, Fund level cash and rounding differences.
PFM Multi-Manager Domestic Equity Fund Profile
Sector Diversification	%
Communication Services	6.1
Consumer Discretionary	10.5
Consumer Staples	7.0
Energy	3.7
Financials	12.7
Health Care	16.3
Industrials	10.0
Information Technology	21.8
Materials	3.5
Real Estate	3.2
Utilities	3.5
Cash Equivalents and Other	1.8

Note: Percentages above are inclusive of underlying exposures within the Vanguard Total Stock Market ETF and may differ from percentages reflected in the Schedule of Investments.
2   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

PFM Multi-Manager Domestic Equity Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.mmst.pfmam.com. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
Cumulative Performance: December 29, 2017(1) through September 30, 2022
Initial Investment of $10,000
Performance as of 9/30/2022	One Year	Since Inception(1)
PFM Multi-Manager Domestic Equity Fund	-17.97%	6.94%
Russell 3000 Index(2)	-17.63%	7.88%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The Russell 3000 Index is a float-adjusted, market-capitalization weighted equity index that encompasses the top 3,000 stocks (ranked by total market capitalization) traded in the U.S. market and represents large, mid and small-cap stocks capturing approximately 99% of the investable universe. The index is based on the FTSE Russell Index Policies and FTSE Russell is the index provider. The index is reconstituted annually on the last Friday in June (based on ranking in May) unless the last Friday is on the 29th or 30th when reconstitution will occur on the previous Friday. The index is also reviewed on the third Friday of March, September and December for quarterly share changes, free float updates and IPO additions. As of September 30, 2022, the index consisted of 2,986 constituents.

PFM Multi-Manager Series Trust Annual Report | September 30, 2022   3

PFM Multi-Manager International Equity Fund Review
The PFM Multi-Manager International Equity Fund (“International Equity Fund” or the “Fund”) uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in non-U.S. equities. The Fund utilized the following sub-advisers as of September 30, 2022: Acadian Asset Management LLC, Aristotle Capital Management, LLC, Kayne Anderson Rudnick Investment Management, LLC, Ninety One North America, Inc., Schroder Investment Management North America, Inc. and WCM Investment Management, LLC. The Fund also held positions in the iShares Core MSCI Total International Stock ETF and, through sub-advisered sleeves, the iShares MSCI India ETF and the iShares MSCI Saudi Arabia ETF.
The International Equity Fund returned -28.60% for the year ending September 30, 2022, underperforming the MSCI All Country World ex-U.S. Index benchmark return of -25.17% for the same period. The International Equity Fund commenced operations on December 29, 2017 with initial seed investment invested into the State Street Institutional Treasury Money Market Fund until implementation of the investment strategy in mid-May 2018. Since inception, the Fund has returned -2.40% vs -1.17% for the benchmark.
For the 12 months ending September 30, 2022, active managers within total international markets and international small/mid cap space detracted the most from performance due to poor stock selection. Within international developed markets, Acadian Non-U.S. Equity added alpha relative to the benchmark.
PFM Multi-Manager International Equity Fund Investment Sub-Advisers
	Fund Assets Managed As of 9/30/22
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Acadian Asset Management LLC	17.1	86.4	Active International Developed Markets
Aristotle Capital Management, LLC	17.1	86.3	Active International Developed Markets
Kayne Anderson Rudnick Investment Management, LLC	0.9	4.4	Active International Small-Cap
Ninety One North America, Inc.	12.0	60.6	Active Total International Markets
Schroder Investment Management North America Inc.	9.7	48.9	Active Emerging Markets
WCM Investment Management LLC	6.9	35.1	Active Total International Markets

Note: Fund assets % column does not add up to 100% due to assets invested in the iShares Core MSCI Total International Stock ETF, iShares MSCI India ETF, iShares MSCI Saudi Arabia ETF, Fund level cash and rounding differences.
PFM Multi-Manager International Equity Fund Profile
Region Diversification	%
Europe & Middle East ex U.K.	36.8
U.K.	9.2
Pacific ex Japan	9.7
North America	5.8
Japan	13.2
EM Europe, Middle East & Africa	2.2
EM Asia	16.3
EM Latin America	3.1
Cash Equivalents and Other	3.7
Sector Diversification	%
Communication Services	4.8
Consumer Discretionary	10.8
Consumer Staples	8.2
Energy	6.1
Financials	17.8
Health Care	11.4
Industrials	14.1
Information Technology	12.2
Materials	7.1
Real Estate	1.9
Utilities	1.9
Cash Equivalents and Other	3.6

Note: Percentages above are inclusive of underlying exposures within the iShares Core MSCI Total International Stock ETF, iShares MSCI India ETF, and the iShares MSCI Saudi Arabia ETF and may differ from percentages reflected in the Schedule of Investments.
4   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

PFM Multi-Manager International Equity Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.mmst.pfmam.com. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
Cumulative Performance: December 29, 2017(1) through September 30, 2022
Initial Investment of $10,000
Performance as of 9/30/2022	One Year	Since Inception(1)
PFM Multi-Manager International Equity Fund	-28.60%	-2.40%
MSCI All Country World ex-U.S. Index(2)	-25.17%	-1.17%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 27 emerging markets countries. The index covers approximately the top 85% by market capitalization of the global equity opportunity set outside the United States. The index is based on the MSCI Global Investable Market Indexes Methodology and MSCI Inc. is the index provider. The index is reviewed quarterly (February, May, August and November). During the May and November semi-annual index reviews, the index is rebalanced and the large and mid-capitalization cutoff points are recalculated. As of September 30, 2022, the index consisted of 2,274 constituents

PFM Multi-Manager Series Trust Annual Report | September 30, 2022   5

PFM Multi-Manager Fixed Income Fund Review
The PFM Multi-Manager Fixed Income Fund (“Fixed Income Fund” or the “Fund”) uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and in keeping with their distinct investment styles. The Fund may also allocate assets to third-party mutual funds and ETFs. Assets are primarily invested in fixed-income securities and in derivatives and other instruments that have similar economic characteristics. The Fund allocated assets to the following separate account sub-advisers as of September 30, 2022: Brown Brothers Harriman & Co., PineBridge Investments LLC, PGIM, Inc., and Teachers Advisors, LLC (“TAL”). The Fund also held positions in the BrandywineGLOBAL High Yield Fund, iShares Core U.S. Aggregate Bond ETF, Mainstay Mackay High Yield Corporate Bond Fund, and the SPDR Blackstone Senior Loan ETF.
The Fixed Income Fund returned -14.52% for the year ending September 30, 2022, slightly outperforming the Bloomberg U.S. Aggregate Index benchmark of -14.60% for the same period. The Fund commenced operations on December 29, 2017 with initial seed capital invested into the State Street Institutional Treasury Money Market Fund until implementation of the investment strategy began in mid-May 2018. Since inception the Fund has an annualized return of 0.33% versus -0.34% for the benchmark.
For the 12 months ending September 30, 2022, the slight outperformance was a result of an underweight to duration coming from allocations to structured credit, high yield and senior loans. Active manager selection was also additive in structured credit (Brown Brothers Harriman) as well as within mutual fund exposures to high yield (BrandywineGLOBAL and Mainstay MacKay). Detracting from performance was selection in the core investment grade managers, PGIM and TAL. Additionally, the allocation to investment grade credit detracted as well as the dedicated emerging debt exposure that was removed during the period.
PFM Multi-Manager Fixed Income Fund Investment Sub-Advisers
	Fund Assets Managed As of 9/30/22
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Brown Brothers Harriman & Co.	10.5	94.8	Active Securitized Assets
PineBridge Investments LLC	5.9	53.0	Active Investment Grade Credit
PGIM, Inc.	34.9	314.2	Active Investment Grade Core
Teachers Advisors, LLC	35.0	315.1	Active Investment Grade Core

Note: Fund assets % column does not add up to 100% due to assets invested in the BrandywineGLOBAL High Yield fund, iShares Core U.S. Aggregate Bond ETF, Mainstay MacKay High Yield Corporate Bond Fund, SPDR Blackstone Senior Loan ETF, Fund level cash and rounding differences.
PFM Multi-Manager Fixed Income Fund Profile
Sector Diversification	%
US Government & Related	21.1
Municipal / Local Authority	1.5
Asset Backed Securities	11.5
Collateralized Loan Obligations	3.4
Mortgage-Related	23.9
Investment Grade Corporates	20.7
High Yield Corporates	12.7
Emerging Markets Debt	1.8
Cash Equivalents and Other	3.3
Credit Quality Diversification	%
AAA	45.6
AA	5.1
A	12.6
BBB	15.1
BB	5.7
B	6.7
Below B	0.9
Cash & Not Rated	8.3

Note: Percentages above are inclusive of underlying exposures within the BrandywineGLOBAL High Yield fund, iShares Core U.S. Aggregate Bond ETF, Mainstay MacKay High Yield Corporate Bond Fund and SPDR Blackstone Senior Loan ETF and may differ from percentages reflected in the Schedule of Investments.
6   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

PFM Multi-Manager Fixed Income Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.mmst.pfmam.com. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
Cumulative Performance: December 29, 2017(1) through September 30, 2022
Initial Investment of $10,000
Performance as of 9/30/2022	One Year	Since Inception(1)
PFM Multi-Manager Fixed Income Fund	-14.52%	0.33%
Bloomberg U.S. Aggregate Index(2)	-14.60%	-0.34%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The Bloomberg U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related, corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). To be included issues must have at least one year until final maturity and a minimum par amount outstanding that varies based on sector. For each index, Bloomberg maintains two universes of securities: the Returns (Backward) and the Projected (Forward) Universes. The composition of the Returns Universe is rebalanced at each month-end and represents the fixed set of bonds on which index returns are calculated for the next month. The Projected Universe is a forward-looking projection that changes daily to reflect issues dropping out of and entering the index but is not used for return calculations. On the last business day of the month (the rebalancing date), the composition of the latest Projected Universe becomes the Returns Universe for the following month. As of September 30, 2022, the index consisted of 12,667 constituents.

PFM Multi-Manager Series Trust Annual Report | September 30, 2022   7

Schedule of Investments
September 30, 2022
PFM Multi-Manager Domestic Equity Fund

Investments	Shares	Value
COMMON STOCKS – 35.6%
COMMUNICATION SERVICES – 1.5%
Alphabet, Inc., Class A(a)	77,532	$7,415,936
Cogent Communications Holdings, Inc.	48,101	2,508,948
comScore, Inc.(a)	1,918	3,165
Telephone & Data Systems, Inc.	21,282	295,820
Walt Disney Co. (The)(a)	7,514	708,795
Yelp, Inc.(a)	15,444	523,706
Total Communication Services		11,456,370
CONSUMER DISCRETIONARY – 3.2%
Aaron’s Co., Inc. (The)	12,723	123,668
Academy Sports & Outdoors, Inc.	815	34,377
Adtalem Global Education, Inc.(a)	4,376	159,505
Advance Auto Parts, Inc.	5,450	852,053
Amazon.com, Inc.(a)	73,240	8,276,120
Bath & Body Works, Inc.	10,000	326,000
Bluegreen Vacations Holding Corp.	860	14,207
Cavco Industries, Inc.(a)	1,960	403,290
Dave & Buster’s Entertainment, Inc.(a)	10,117	313,931
Delta Apparel, Inc.(a)	380	5,316
Dillard’s, Inc., Class A	523	142,653
Dollar General Corp.	23,633	5,668,611
Frontdoor, Inc.(a)	13,527	275,816
General Motors Co.	27,923	896,049
Genesco, Inc.(a)	1,623	63,816
Grand Canyon Education, Inc.(a)	2,342	192,629
Group 1 Automotive, Inc.	3,272	467,471
Haverty Furniture Cos., Inc.	6,667	166,008
Home Depot, Inc. (The)	4,174	1,151,774
Leslie’s, Inc.(a)	36,775	540,960
Luminar Technologies, Inc.(a)	115,995	845,024
Marriott International, Inc., Class A	5,444	762,922
MasterCraft Boat Holdings, Inc.(a)	3,930	74,080
Movado Group, Inc.	10,388	292,734
O’Reilly Automotive, Inc.(a)	1,140	801,819
Oxford Industries, Inc.	4,413	396,199
Perdoceo Education Corp.(a)	26,496	272,909
Planet Fitness, Inc., Class A(a)	6,850	394,971
SeaWorld Entertainment, Inc.(a)	3,183	144,858
Smith & Wesson Brands, Inc.	776	8,047
Sonos, Inc.(a)	5,553	77,187
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Tractor Supply Co.	2,300	$427,524
Ulta Beauty, Inc.(a)	1,100	441,309
Unifi, Inc.(a)	3,575	33,998
Universal Electronics, Inc.(a)	3,005	59,108
Universal Technical Institute, Inc.(a)	5,840	31,770
Total Consumer Discretionary		25,138,713
CONSUMER STAPLES – 3.0%
Beiersdorf AG, ADR	66,901	1,311,929
Boston Beer Co., Inc. (The), Class A(a)	950	307,467
Cal-Maine Foods, Inc.	3,288	182,780
Calavo Growers, Inc.	4,763	151,225
Church & Dwight Co., Inc.	1,800	128,592
Clorox Co. (The)	39,317	5,047,910
Costco Wholesale Corp.	2,651	1,251,988
Darling Ingredients, Inc.(a)	22,403	1,481,958
Estee Lauder Cos., Inc. (The), Class A	2,994	646,405
Fresh Del Monte Produce, Inc.	6,406	148,875
Freshpet, Inc.(a)	9,250	463,332
Henkel AG & Co. KGaA, ADR	218,019	3,076,248
Hormel Foods Corp.	8,900	404,416
JM Smucker Co. (The)	3,500	480,935
Kimberly-Clark Corp.	22,561	2,539,015
Lamb Weston Holdings, Inc.	4,200	324,996
McCormick & Co., Inc., NVDR	63,665	4,537,404
Medifast, Inc.	2,047	221,813
Mission Produce, Inc.(a)	11,228	162,357
Nature’s Sunshine Products, Inc.(a)	1,070	8,817
PepsiCo, Inc.	2,941	480,148
USANA Health Sciences, Inc.(a)	4,212	236,083
Total Consumer Staples		23,594,693
ENERGY – 0.8%
CONSOL Energy, Inc.	1,785	114,811
Delek US Holdings, Inc.	5,875	159,448
Halliburton Co.	16,265	400,444
Kosmos Energy Ltd.(a)	458,245	2,369,127
Par Pacific Holdings, Inc.(a)	25,452	417,667
PBF Energy, Inc., Class A(a)	10,103	355,222
Phillips 66	14,353	1,158,574
ProPetro Holding Corp.(a)	27,767	223,524
REX American Resources Corp.(a)	6,512	181,815
RPC, Inc.	23,944	165,932
US Silica Holdings, Inc.(a)	8,461	92,648

See Notes to Financial Statements.
8   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
W&T Offshore, Inc.(a)	8,587	$50,320
World Fuel Services Corp.	13,461	315,526
Total Energy		6,005,058
FINANCIALS – 5.4%
Alleghany Corp.(a)	4,425	3,714,212
Allegiance Bancshares, Inc.	3,921	163,231
American Equity Investment Life Holding Co.	12,054	449,494
Ameriprise Financial, Inc.	4,904	1,235,563
Aon PLC, Class A	14,270	3,822,505
Arthur J Gallagher & Co.	3,900	667,758
Banc of California, Inc.	17,057	272,400
Bank of America Corp.	38,553	1,164,301
BankUnited, Inc.	14,006	478,585
Bankwell Financial Group, Inc.	1,634	47,566
Banner Corp.	7,850	463,778
BCB Bancorp, Inc.	1,686	28,375
Berkshire Hathaway, Inc., Class B(a)	6,615	1,766,337
Berkshire Hills Bancorp, Inc.	10,634	290,308
Blucora, Inc.(a)	25,617	495,433
Charles Schwab Corp. (The)	5,116	367,687
Chubb Ltd.	7,507	1,365,373
Cullen/Frost Bankers, Inc.	2,250	297,495
Customers Bancorp, Inc.(a)	7,329	216,059
Employers Holdings, Inc.	11,438	394,497
Encore Capital Group, Inc.(a)	5,664	257,599
Enova International, Inc.(a)	3,810	111,519
Evercore, Inc., Class A	3,801	312,632
Everest Re Group Ltd.	5,687	1,492,496
EZCORP, Inc., Class A(a)	19,389	149,489
FactSet Research Systems, Inc.	895	358,098
First BanCorp	38,873	531,783
First Business Financial Services, Inc.	20	646
First Commonwealth Financial Corp.	8,084	103,799
FS Bancorp, Inc.	1,768	48,196
Genworth Financial, Inc., Class A(a)	30,331	106,158
Green Dot Corp., Class A(a)	9,293	176,381
Hanmi Financial Corp.	3,932	93,110
Hartford Financial Services Group, Inc. (The)	5,840	361,730
HCI Group, Inc.	681	26,695
HomeStreet, Inc.	2,845	81,964
Independent Bank Corp.	2,505	186,698
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Independent Bank Group, Inc.	534	$32,782
Intercontinental Exchange, Inc.	55,603	5,023,731
Investar Holding Corp.	954	18,985
Jackson Financial, Inc., Class A	5,455	151,376
JPMorgan Chase & Co.	12,374	1,293,083
MetLife, Inc.	2,893	175,837
National Bank Holdings Corp., Class A	7,218	266,994
NBT Bancorp, Inc.	1,059	40,189
Northern Trust Corp.	38,872	3,325,888
Northfield Bancorp, Inc.	1,584	22,667
Northrim BanCorp, Inc.	1,401	58,226
OFG Bancorp	5,446	136,858
Pathward Financial, Inc.	7,694	253,594
PennyMac Mortgage Investment Trust	7,152	84,251
Preferred Bank	3,801	247,939
ProAssurance Corp.	10,754	209,811
PROG Holdings, Inc.(a)	19,583	293,353
Prosperity Bancshares, Inc.	6,150	410,082
Reinsurance Group of America, Inc.	7,569	952,256
S&T Bancorp, Inc.	7,924	232,252
Selectquote, Inc.(a)	12,400	9,052
SiriusPoint Ltd.(a)	18,051	89,352
Stewart Information Services Corp.	1,691	73,795
StoneX Group, Inc.(a)	3,868	320,812
SVB Financial Group(a)	1,250	419,725
Towne Bank	27,544	739,005
Tradeweb Markets, Inc., Class A	12,650	713,713
Travelers Cos., Inc. (The)	19,103	2,926,580
Trean Insurance Group, Inc.(a)	1,300	4,420
UMB Financial Corp.	6,520	549,571
United Fire Group, Inc.	3,734	107,278
Universal Insurance Holdings, Inc.	10,554	103,957
Valley National Bancorp	50,515	545,562
Veritex Holdings, Inc.	3,480	92,533
Western New England Bancorp, Inc.	1,431	11,634
World Acceptance Corp.(a)	1,814	175,631
Total Financials		42,212,724
HEALTH CARE – 6.9%
Abbott Laboratories	12,912	1,249,365
Abcam PLC, ADR(a)	10,525	157,770

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   9

Schedule of Investments
September 30, 2022
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Adaptive Biotechnologies Corp.(a)	88,484	$630,006
Align Technology, Inc.(a)	1,850	383,154
Allscripts Healthcare Solutions, Inc.(a)	23,429	356,824
AMN Healthcare Services, Inc.(a)	2,162	229,086
Amphastar Pharmaceuticals, Inc.(a)	2,327	65,389
Baxter International, Inc.	62,699	3,376,968
Becton Dickinson and Co.	6,129	1,365,725
Bio-Rad Laboratories, Inc., Class A(a)	750	312,855
Bio-Techne Corp.	4,875	1,384,500
Bristol-Myers Squibb Co.	15,695	1,115,758
Catalent, Inc.(a)	15,568	1,126,500
Chemed Corp.	4,180	1,824,821
Cigna Corp.	5,538	1,536,629
Codexis, Inc.(a)	8,931	54,122
Computer Programs & Systems, Inc.(a)	2,972	82,859
Cooper Cos., Inc. (The)	1,700	448,630
Danaher Corp.	16,885	4,361,227
Deciphera Pharmaceuticals, Inc.(a)	8,090	149,665
DENTSPLY SIRONA, Inc.	129,079	3,659,390
DexCom, Inc.(a)	6,150	495,321
Eagle Pharmaceuticals, Inc.(a)	6,900	182,298
Edwards Lifesciences Corp.(a)	10,250	846,958
Emergent BioSolutions, Inc.(a)	13,200	277,068
Enanta Pharmaceuticals, Inc.(a)	6,168	319,934
Exelixis, Inc.(a)	6,561	102,876
FibroGen, Inc.(a)	5,291	68,836
Glaukos Corp.(a)	8,085	430,445
Globus Medical, Inc., Class A(a)	6,287	374,517
Guardant Health, Inc.(a)	9,650	519,460
Harmony Biosciences Holdings, Inc.(a)	8,049	356,490
Harvard Bioscience, Inc.(a)	3,710	9,498
HealthStream, Inc.(a)	9,790	208,135
ICU Medical, Inc.(a)	18,952	2,854,171
IDEXX Laboratories, Inc.(a)	750	244,350
Inogen, Inc.(a)	9,948	241,537
Integra LifeSciences Holdings Corp.(a)	9,250	391,830
Intercept Pharmaceuticals, Inc.(a)	8,097	112,953
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
iTeos Therapeutics, Inc.(a)	5,173	$98,546
Johnson & Johnson	16,120	2,633,363
Karyopharm Therapeutics, Inc.(a)	20,537	112,132
Masimo Corp.(a)	2,750	388,190
Merit Medical Systems, Inc.(a)	6,808	384,720
Nektar Therapeutics(a)	13,503	43,210
NextGen Healthcare, Inc.(a)	20,022	354,389
NuVasive, Inc.(a)	16,382	717,695
OraSure Technologies, Inc.(a)	27,467	104,100
Orthofix Medical, Inc.(a)	3,821	73,019
Repligen Corp.(a)	765	143,139
Sarepta Therapeutics, Inc.(a)	1,855	205,052
Semler Scientific, Inc.(a)	1,799	67,552
Silverback Therapeutics, Inc.(a)	14,462	76,359
Smith & Nephew PLC, ADR	150,530	3,495,307
STERIS PLC	3,600	598,608
Surmodics, Inc.(a)	1,486	45,174
Tabula Rasa HealthCare, Inc.(a)	17,771	85,301
Tandem Diabetes Care, Inc.(a)	6,080	290,928
Teleflex, Inc.	2,546	512,917
Thermo Fisher Scientific, Inc.	2,221	1,126,469
Universal Health Services, Inc., Class B	30,456	2,685,610
Vanda Pharmaceuticals, Inc.(a)	29,160	288,101
Veeva Systems, Inc., Class A(a)	3,350	552,348
Vertex Pharmaceuticals, Inc.(a)	12,220	3,538,179
Vir Biotechnology, Inc.(a)	4,208	81,130
Waters Corp.(a)	2,600	700,778
Zimmer Biomet Holdings, Inc.	19,002	1,986,659
Total Health Care		53,296,895
INDUSTRIALS – 4.3%
3M Co.	28,805	3,182,953
AAR Corp.(a)	4,766	170,718
Aerojet Rocketdyne Holdings, Inc.(a)	32,546	1,301,515
American Woodmark Corp.(a)	571	25,044
AMETEK, Inc.	21,641	2,454,306
Apogee Enterprises, Inc.	9,590	366,530
ArcBest Corp.	6,106	444,089
Astec Industries, Inc.	6,373	198,774
Astronics Corp.(a)	3,013	23,682
Boise Cascade Co.	9,385	558,032
Chart Industries, Inc.(a)	3,940	726,339
CoreCivic, Inc.(a)	2,773	24,513
CoStar Group, Inc.(a)	9,500	661,675
Encore Wire Corp.	4,974	574,696

See Notes to Financial Statements.
10   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Forrester Research, Inc.(a)	3,108	$111,919
Fortive Corp.	19,050	1,110,615
Generac Holdings, Inc.(a)	4,400	783,816
GMS, Inc.(a)	9,776	391,138
Graco, Inc.	18,174	1,089,531
Heidrick & Struggles International, Inc.	6,399	166,310
Honeywell International, Inc.	5,444	908,985
Hub Group, Inc., Class A(a)	4,919	339,313
Hyster-Yale Materials Handling, Inc.	3,761	80,899
IDEX Corp.	4,400	879,340
Kelly Services, Inc., Class A	5,697	77,422
Knorr-Bremse AG, ADR	130,336	1,394,595
Lindsay Corp.	2,432	348,457
Lyft, Inc., Class A(a)	12,472	164,256
Manitowoc Co., Inc. (The)(a)	911	7,060
Matthews International Corp., Class A	3,145	70,479
Moog, Inc., Class A	5,021	353,227
Mueller Water Products, Inc., Class A	188,985	1,940,876
MYR Group, Inc.(a)	4,965	420,685
Nordson Corp.	3,450	732,332
Norfolk Southern Corp.	7,025	1,472,791
NOW, Inc.(a)	16,876	169,604
Powell Industries, Inc.	2,151	45,343
Quanex Building Products Corp.	9,807	178,095
Resources Connection, Inc.	7,720	139,500
REV Group, Inc.	3,792	41,826
Rockwell Automation, Inc.	3,600	774,396
Saia, Inc.(a)	9,170	1,742,300
Spirit AeroSystems Holdings, Inc., Class A	16,911	370,689
Titan International, Inc.(a)	11,918	144,685
Toro Co. (The)	9,200	795,616
Trane Technologies PLC	6,212	899,560
TrueBlue, Inc.(a)	6,956	132,721
Union Pacific Corp.	18,070	3,520,397
Verisk Analytics, Inc.	2,950	503,064
Wabash National Corp.	18,340	285,370
Werner Enterprises, Inc.	4,702	176,795
Total Industrials		33,476,873
INFORMATION TECHNOLOGY – 6.0%
8x8, Inc.(a)	71,997	248,390
Accenture PLC, Class A	4,340	1,116,682
ADTRAN Holdings, Inc.	19,899	389,622
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Akamai Technologies, Inc.(a)	8,050	$646,576
Amphenol Corp., Class A	36,222	2,425,425
Apple, Inc.	27,486	3,798,565
Applied Materials, Inc.	11,762	963,661
Arlo Technologies, Inc.(a)	22,802	105,801
Asana, Inc., Class A(a)	12,950	287,878
Axcelis Technologies, Inc.(a)	6,385	386,676
Benchmark Electronics, Inc.	2,051	50,824
Broadcom, Inc.	3,170	1,407,512
Cerence, Inc.(a)	8,138	128,173
CEVA, Inc.(a)	5,912	155,072
Cirrus Logic, Inc.(a)	1,401	96,389
Comtech Telecommunications Corp.	6,554	65,606
Consensus Cloud Solutions, Inc.(a)	573	27,103
CSG Systems International, Inc.	8,511	450,062
Daktronics, Inc.(a)	626	1,696
Diebold Nixdorf, Inc.(a)	5,667	13,827
Domo, Inc., Class B(a)	1,360	24,466
EMCORE Corp.(a)	19,258	32,161
Entegris, Inc.	20,510	1,702,740
Extreme Networks, Inc.(a)	34,323	448,602
FARO Technologies, Inc.(a)	6,854	188,074
Impinj, Inc.(a)	445	35,613
InterDigital, Inc.	3,615	146,118
Itron, Inc.(a)	8,197	345,176
Jack Henry & Associates, Inc.	19,770	3,603,478
Microchip Technology, Inc.	6,924	422,572
Microsoft Corp.	36,361	8,468,477
Momentive Global, Inc.(a)	27,902	162,111
Monolithic Power Systems, Inc.	4,760	1,729,784
Motorola Solutions, Inc.	16,115	3,609,277
NETGEAR, Inc.(a)	7,120	142,685
Nutanix, Inc., Class A(a)	28,254	588,531
NVIDIA Corp.	26,991	3,276,437
Okta, Inc.(a)	8,050	457,803
OneSpan, Inc.(a)	11,638	100,203
Palantir Technologies, Inc., Class A(a)	30,700	249,591
Palo Alto Networks, Inc.(a)	4,500	737,055
PC Connection, Inc.	947	42,700
Pure Storage, Inc., Class A(a)	28,195	771,697
Sanmina Corp.(a)	5,142	236,943
ScanSource, Inc.(a)	6,814	179,958
ServiceNow, Inc.(a)	2,073	782,786

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   11

Schedule of Investments
September 30, 2022
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
SMART Global Holdings, Inc.(a)	16,052	$254,745
Synopsys, Inc.(a)	1,300	397,163
Toast, Inc., Class A(a)	9,500	158,840
Unisys Corp.(a)	6,873	51,891
VeriSign, Inc.(a)	10,860	1,886,382
Visa, Inc., Class A	5,488	974,943
Workday, Inc., Class A(a)	5,650	860,043
Xerox Holdings Cop.	22,583	295,386
Zscaler, Inc.(a)	4,000	657,480
Total Information Technology		46,787,451
MATERIALS – 1.8%
AdvanSix, Inc.	7,676	246,400
American Vanguard Corp.	4,212	78,764
AptarGroup, Inc.	15,353	1,458,996
Avery Dennison Corp.	6,939	1,128,975
Clearwater Paper Corp.(a)	1,488	55,949
Compass Minerals International, Inc.	2,972	114,511
DuPont de Nemours, Inc.	3,217	162,137
Glatfelter Corp.	14,275	44,395
Koppers Holdings, Inc.	4,545	94,445
Louisiana-Pacific Corp.	6,977	357,153
Mercer International, Inc.	18,364	225,877
O-I Glass, Inc.(a)	30,208	391,194
Sherwin-Williams Co. (The)	20,740	4,246,515
Sylvamo Corp.	3,495	118,480
Trinseo PLC	12,025	220,298
Warrior Met Coal, Inc.	14,600	415,224
Wheaton Precious Metals Corp.	129,865	4,202,431
Total Materials		13,561,744
REAL ESTATE – 1.1%
Alexandria Real Estate Equities, Inc.	3,566	499,917
Armada Hoffler Properties, Inc.	7,015	72,816
Chatham Lodging Trust(a)	16,063	158,542
Cousins Properties, Inc.	18,660	435,711
Equity Commonwealth	124,216	3,025,902
Healthcare Realty Trust, Inc.	117,483	2,449,521
Healthpeak Properties, Inc.	17,227	394,843
Industrial Logistics Properties Trust	24,254	133,397
Marcus & Millichap, Inc.	2,636	86,408
NexPoint Residential Trust, Inc.	268	12,384
Prologis, Inc.	4,302	437,083
Sunstone Hotel Investors, Inc.	15,648	147,404
Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Whitestone REIT	17,412	$147,305
Xenia Hotels & Resorts, Inc.	17,462	240,801
Total Real Estate		8,242,034
UTILITIES – 1.6%
American Water Works Co., Inc.	8,761	1,140,332
Avista Corp.	9,335	345,862
California Water Service Group	16,808	885,613
NextEra Energy, Inc.	78,578	6,161,301
Northwest Natural Holding Co.	10,784	467,810
Portland General Electric Co.	14,818	643,990
SJW Group	36,515	2,103,264
United Utilities Group PLC, ADR	32,045	630,646
Total Utilities		12,378,818
TOTAL COMMON STOCKS (Cost: $322,057,259)		276,151,373
EXCHANGE-TRADED FUND – 62.7%
Vanguard Total Stock Market ETF (Cost: $496,934,761)	2,706,386	485,715,095
SHORT-TERM INVESTMENTS – 1.8%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 2.39%(b) (Cost: $13,840,849)	13,840,849	13,840,849
TOTAL INVESTMENTS – 100.1% (Cost: $832,832,869)		775,707,317
OTHER ASSETS AND LIABILITIES, NET – (0.1)%		(878,667)
NET ASSETS – 100.0%		$774,828,650

(a)
Non-income producing security.

(b)
The rate shown is the annualized seven-day yield at September 30, 2022.

ADR
American Depositary Receipt

ETF
Exchange Traded Fund

NVDR
Non-Voting Depositary Receipt

REIT
Real Estate Investment Trust

See Notes to Financial Statements.
12   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Domestic Equity Fund (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$276,151,373	$—	$—	$276,151,373
Exchange-Traded Fund	485,715,095	—	—	485,715,095
Money Market Fund	13,840,849	—	—	13,840,849
Total Investments in Securities	$775,707,317	$—	$—	$775,707,317

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   13

Schedule of Investments
September 30, 2022
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND

Investments	Shares	Value
COMMON STOCKS – 61.1%
AUSTRALIA – 3.1%
Australia & New Zealand Banking Group Ltd.	100,221	$1,455,185
Australian Clinical Labs Ltd.	5,244	11,858
Australian Vintage Ltd.	2,853	1,113
BHP Group Ltd.	68,643	1,709,547
BlueScope Steel Ltd.	45,419	439,401
Brambles Ltd.	28,086	203,782
ClearView Wealth Ltd.	32,954	12,231
Computershare Ltd.	49,492	784,904
CSL Ltd.	6,300	1,142,334
CSR Ltd.	3,805	10,796
DGL Group Ltd.(a)	46,778	45,285
EBOS Group Ltd.	3,122	65,483
Glencore PLC	202,321	1,068,363
IGO Ltd.	181,615	1,583,101
Iluka Resources Ltd.	10,352	59,670
Incitec Pivot Ltd.	423,163	952,908
Lynas Rare Earths Ltd.(a)	26,378	126,950
Macmahon Holdings Ltd.	136,065	12,974
Michael Hill International Ltd.	19,877	15,071
Mineral Resources Ltd.	7,365	308,300
MMA Offshore Ltd.(a)	20,255	8,982
Myer Holdings Ltd.	170,752	63,980
New Hope Corp. Ltd.	84,470	339,268
Nufarm Ltd.	4,508	14,290
OceanaGold Corp.(a)	39,000	63,525
OFX Group Ltd.(a)	13,042	21,056
Pantoro Ltd.(a)	187,384	19,592
Pilbara Minerals Ltd.(a)	189,077	553,809
ReadyTech Holdings Ltd.(a)	6,116	11,158
Ridley Corp. Ltd.	41,209	53,829
Santos Ltd.	279,807	1,267,321
Sierra Rutile Holdings Ltd.(a)	10,352	1,381
Sonic Healthcare Ltd.	15,451	300,649
South32 Ltd.	377,653	872,902
Terracom Ltd.	95,432	62,448
Ventia Services Group Pty Ltd.	23,214	38,314
Wagners Holding Co., Ltd.(a)	12,951	6,633
Whitehaven Coal Ltd.	277,752	1,597,159
WiseTech Global Ltd.	17,825	585,473
Zimplats Holdings Ltd.	1,092	17,112
Total Australia		15,908,137
AUSTRIA – 0.7%
ANDRITZ AG	11,012	466,006
BAWAG Group AG(b)	27,988	1,201,001
Erste Group Bank AG	56,100	1,228,541
Investments	Shares	Value
COMMON STOCKS – (continued)
AUSTRIA – (continued)
OMV AG	15,886	$571,770
Raiffeisen Bank International AG	10,337	122,728
Zumtobel Group AG	6,704	39,320
Total Austria		3,629,366
BELGIUM – 0.0%(c)
Ascencio	620	30,605
EVS Broadcast Equipment S.A.	1,170	21,563
UCB S.A.	160	11,066
Total Belgium		63,234
BRAZIL – 1.1%
3R Petroleum Oleo E Gas S.A.(a)	12,138	80,127
Boa Vista Servicos S.A.	105,399	115,084
CCR S.A.	59,567	138,362
Centrais Eletricas Brasileiras S.A.	33,927	270,254
Dexco S.A.	46,282	80,220
Energisa S.A., (Unit)	16,952	131,641
Itau Unibanco Holding S.A., ADR	160,144	827,945
Localiza Rent a Car S.A.	21,247	240,618
Lojas Renner S.A.	67,312	347,519
Petro Rio S.A.(a)	32,986	168,344
Petroleo Brasileiro S.A., ADR	40,711	502,374
Raia Drogasil S.A.	75,501	318,136
Telefonica Brasil S.A.	9,457	70,984
TIM S.A.	57,068	127,797
Vale S.A., ADR	57,773	769,536
WEG S.A.	36,009	214,545
XP, Inc., Class A(a)	4,722	89,765
Yara International ASA	22,776	796,097
YDUQS Participacoes SA	28,773	77,075
Total Brazil		5,366,423
BRITAIN – 5.5%
AG Barr PLC	7,292	37,075
AJ Bell PLC	45,868	137,716
Alliance Pharma PLC	46,959	29,249
Aptitude Software Group PLC	3,430	15,238
Ashtead Group PLC	61,400	2,741,256
AstraZeneca PLC	9,550	1,050,214
Auto Trader Group PLC	34,529	195,771
BAE Systems PLC	49,729	436,911
Baltic Classifieds Group PLC	134,054	205,273
BP PLC	276,387	1,314,318
BP PLC, ADR	44,153	1,260,568
Centrica PLC(a)	18,974	14,935

See Notes to Financial Statements.
14   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Cerillion PLC	4,539	$52,158
Coca-Cola Europacific Partners PLC	61,500	2,621,130
Dr. Martens PLC	363,102	889,726
FDM Group Holdings PLC	11,355	78,805
Ferguson PLC	6,230	648,716
Greggs PLC	2,313	43,841
GSK PLC	137,482	2,005,311
GSK PLC, ADR	40,281	1,185,470
Gulf Keystone Petroleum Ltd.	25,883	56,960
Haleon PLC(a)	779,133	2,410,708
Haleon PLC, ADR(a)	3,024	18,416
Hargreaves Services PLC	3,646	14,084
Howden Joinery Group PLC	95,530	531,527
HSBC Holdings PLC	290,955	1,507,702
IntegraFin Holdings PLC	47,555	116,962
Keystone Law Group PLC	2,569	12,866
Man Group PLC	179,584	447,327
ME GROUP INTERNATIONAL PLC	16,630	15,695
Medica Group PLC	4,850	7,386
Moneysupermarket.com Group PLC	20,254	41,755
Mortgage Advice Bureau Holdings Ltd.	12,899	91,433
NatWest Group PLC	426,735	1,064,977
Norcros PLC	4,661	8,605
Numis Corp. PLC	13,955	36,092
QinetiQ Group PLC	5,105	18,664
RELX PLC	35,145	857,982
Rentokil Initial PLC	411,900	2,174,995
Rightmove PLC	37,338	198,047
Schroders PLC	75,323	326,109
ScS Group PLC	4,004	5,322
Travis Perkins PLC	29,726	255,751
Unilever PLC	20,886	918,981
Unilever PLC	44,500	1,962,612
Victorian Plumbing Group PLC(a)	58,235	23,346
Wickes Group PLC	7,094	9,467
Total Britain		28,097,452
CANADA – 2.9%
Alaris Equity Partners Income, UNIT	11,300	121,397
Algoma Steel Group, Inc.	1,800	11,597
Birchcliff Energy Ltd.	34,800	247,141
Bonterra Energy Corp.(a)	6,450	31,845
Investments	Shares	Value
COMMON STOCKS – (continued)
CANADA – (continued)
Brookfield Asset Management, Inc., Class A	90,000	$3,681,833
CAE, Inc.(a)	6,234	95,630
Cameco Corp.	91,600	2,430,996
Canadian Pacific Railway Ltd.	25,350	1,691,352
Canfor Corp.(a)	3,200	46,586
Canfor Pulp Products, Inc.(a)	3,900	13,340
Cardinal Energy Ltd.	10,800	55,511
CES Energy Solutions Corp.	10,400	16,413
Cogeco, Inc.	500	19,944
Computer Modelling Group Ltd.	24,494	90,078
Crescent Point Energy Corp.	82,200	505,809
Crew Energy, Inc.(a)	25,300	94,324
DRI Healthcare Trust, UNIT	3,108	17,100
E-L Financial Corp. Ltd.	45	27,365
Enerplus Corp.	30,649	433,992
Guardian Capital Group Ltd., Class A	1,100	21,302
iA Financial Corp., Inc.	400	20,325
Lucara Diamond Corp.(a)	48,000	19,112
Magna International, Inc.	45,100	2,139,503
Martinrea International, Inc.	16,079	99,523
MEG Energy Corp.(a)	32,100	359,262
Melcor Developments Ltd.	2,000	15,695
MTY Food Group, Inc.	214	8,832
Mullen Group Ltd.	40,066	413,031
North West Co., Inc. (The)	18,300	423,801
Parex Resources, Inc.	7,400	108,052
Pason Systems, Inc.	9,094	87,033
Peyto Exploration & Development Corp.	9,800	78,181
PHX Energy Services Corp.	5,600	23,473
Pine Cliff Energy Ltd.	45,000	55,706
Stelco Holdings, Inc.	14,400	358,710
Torex Gold Resources, Inc.(a)	2,663	19,220
Tourmaline Oil Corp.	13,000	675,622
Uni-Select, Inc.(a)	1,500	39,613
Total Canada		14,598,249
CHILE – 0.1%
Banco de Chile	1,866,759	164,246
Banco Santander Chile, ADR	19,408	271,906
Falabella SA	58,798	117,231
Total Chile		553,383
CHINA – 4.0%
Alibaba Group Holding Ltd.(a)	111,716	1,120,611

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   15

Schedule of Investments
September 30, 2022
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Anhui Gujing Distillery Co., Ltd., Class B	8,700	$128,559
Baidu, Inc., ADR(a)	56	6,579
Baidu, Inc., Class A(a)	46,066	679,771
Centre Testing International Group Co., Ltd., Class A	70,800	203,078
China Mengniu Dairy Co., Ltd.(a)	156,000	611,886
China Pacific Insurance Group Co., Ltd., Class H	139,800	256,383
China Resources Land Ltd.	36,000	140,347
Contemporary Amperex Technology Co., Ltd., Class A	2,404	134,941
ENN Energy Holdings Ltd.	27,400	364,596
H World Group Ltd., ADR	13,485	452,287
Haitian International Holdings Ltd.	68,314	128,553
Innovent Biologics, Inc.(a)(b)	57,000	177,539
JD.com, Inc., Class A	48,681	1,229,259
Kerry Logistics Network Ltd.	188,538	301,194
Kinetic Development Group Ltd	878,000	72,500
Li Ning Co., Ltd.	91,500	695,328
LONGi Green Energy Technology Co., Ltd., Class A	98,264	659,985
Meituan, Class B(a)(b)	70,600	1,479,711
Midea Group Co., Ltd., Class A	159,949	1,104,711
Midea Group Co., Ltd., Class A	102,100	709,434
Modern Land China Co., Ltd.(a)	430,000	5,861
Natural Food International Holding Ltd.	208,000	11,827
PICC Property & Casualty Co., Ltd., Class H	468,000	484,073
Satellite Chemical Co., Ltd., Class A	127,835	384,198
SF Holding Co., Ltd., Class A	54,000	359,297
Shenzhen Inovance Technology Co., Ltd., Class A	63,887	516,062
Shenzhou International Group Holdings Ltd.	79,100	606,715
SITC International Holdings Co., Ltd.	311,000	569,576
Tencent Holdings Ltd.	66,000	2,228,952
VSTECS Holdings Ltd.	320,000	177,638
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Weichai Power Co., Ltd., Class A	109,895	$148,952
Wuliangye Yibin Co., Ltd., Class A	45,687	1,085,009
Wuliangye Yibin Co., Ltd., Class A	16,041	380,225
Wuxi Biologics Cayman, Inc.(a)(b)	65,000	389,444
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	51,918	344,035
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	100,985	672,698
Yum China Holdings, Inc.	2,750	129,766
Yum China Holdings, Inc.	10,768	509,650
Zhejiang Supor Co., Ltd., Class A	24,361	158,402
ZTO Express Cayman, Inc., ADR	11,984	287,976
Total China		20,107,608
DENMARK – 0.0%(c)
Skjern Bank	547	7,416
EGYPT – 0.0%(c)
Commercial International Bank Egypt SAE, GDR	98,027	109,202
FINLAND – 0.2%
Alma Media Oyj	1,354	10,530
Digia Oyj	375	2,160
Enento Group Oyj(a)(b)	6,116	124,647
Kesko Oyj, Class A	1,720	31,008
Kesko Oyj, Class B	17,354	322,479
Orion Oyj, Class B	11,582	488,169
Ponsse Oyj	144	3,488
Scanfil Oyj	303	1,576
Total Finland		984,057
FRANCE – 5.4%
ABC arbitrage	2,489	15,585
Alten S.A.	1,711	187,331
Amundi S.A.(b)	31,700	1,314,457
Bilendi(a)	815	15,545
CBo Territoria	4,714	16,168
Cie Generale des Etablissements Michelin SCA	85,200	1,898,163
Dassault Aviation S.A.	4,022	456,793
Dassault Systemes SE	85,200	2,928,638

See Notes to Financial Statements.
16   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FRANCE – (continued)
Derichebourg S.A.	2,407	$9,548
Eiffage S.A.	15,349	1,228,725
Engie S.A.	24,524	281,385
Eurazeo SE	635	33,156
Fnac Darty S.A.	1,269	35,002
Infotel S.A.	299	14,038
Jacquet Metal S.A.	2,930	36,441
LVMH Moet Hennessy Louis Vuitton SE	10,160	5,972,404
Pernod Ricard S.A.	11,991	2,191,751
Publicis Groupe S.A.	13,021	616,125
Quadient S.A.	2,557	35,347
Rexel S.A.(a)	27,851	414,244
Safran S.A.	18,800	1,709,382
Sanofi	15,868	1,211,050
Sartorius Stedim Biotech	514	157,126
Schneider Electric SE	5,880	659,683
Seche Environnement S.A.	590	43,728
Societe pour l’Informatique Industrielle	1,585	66,798
Somfy S.A.	380	35,427
Teleperformance	4,206	1,062,614
Thales S.A.	20,859	2,300,746
TotalEnergies SE	47,100	2,216,993
Vente-Unique.Com S.A.(a)	107	637
Total France		27,165,030
GERMANY – 5.2%
AP Moller – Maersk A/S, Class B	456	826,017
Bastei Luebbe AG	1,032	5,449
Bayer AG	25,827	1,191,863
Brockhaus Technologies AG(a)(b)	2,221	33,928
Carl Zeiss Meditec AG	6,432	677,342
Carlsberg A/S, Class B	13,322	1,554,404
Deutsche Bank AG	78,212	585,000
Deutsche Boerse AG	8,013	1,319,236
Deutsche Telekom AG	101,714	1,743,589
Deutz AG	39,178	122,113
DSV A/S	8,570	993,316
Duerr AG	10,233	214,277
Genmab A/S(a)	3,137	1,011,177
HUGO BOSS AG	2,579	121,352
Hypoport SE(a)	793	70,333
Krones AG	336	29,890
KSB SE & Co. KGaA	32	10,946
Mercedes-Benz Group AG	5,845	298,900
Investments	Shares	Value
COMMON STOCKS – (continued)
GERMANY – (continued)
Merck KGaA	7,531	$1,229,085
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	11,100	2,684,947
Nemetschek SE	43,858	2,111,982
New Work SE	939	112,406
Novo Nordisk A/S, Class B	48,502	4,834,388
Pandora A/S	10,230	476,484
Rheinmetall AG	129	19,981
RWE AG	26,004	956,811
Siemens AG	10,378	1,027,147
Sixt SE	1,815	145,482
Surteco Group SE	942	17,521
Symrise AG	20,200	1,987,705
Wacker Chemie AG	1,678	173,613
Total Germany		26,586,684
GREECE – 0.1%
Alpha Services and Holdings SA(a)	78,240	60,934
Eurobank Ergasias Services and Holdings SA(a)	189,084	156,423
Hellenic Telecommunications Organization S.A.	11,930	173,287
National Bank of Greece S.A.(a)	31,181	92,059
Total Greece		482,703
HONG KONG – 1.7%
AIA Group Ltd.	699,000	5,803,487
APT Satellite Holdings Ltd.	94,000	23,591
Chen Hsong Holdings	44,000	9,319
Chinese Estates Holdings Ltd.(a)	88,000	23,049
Dah Sing Financial Holdings Ltd.	18,400	41,742
Hang Lung Properties Ltd.	153,000	249,758
Luk Fook Holdings International Ltd.	24,000	56,280
Orient Overseas International Ltd.	26,500	462,173
PC Partner Group Ltd.	54,000	29,136
Pico Far East Holdings Ltd.	283,535	38,518
Prudential PLC	40,789	400,755
Singamas Container Holdings Ltd.	306,000	23,312
Stella International Holdings Ltd.	52,500	52,062
Swire Pacific Ltd., Class A	141,500	1,055,963

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   17

Schedule of Investments
September 30, 2022
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
Texhong Textile Group Ltd.	131,500	$89,754
VTech Holdings Ltd.	34,200	195,435
Total Hong Kong		8,554,334
HUNGARY – 0.0%(c)
Richter Gedeon Nyrt	11,701	200,364
ICELAND – 0.0%(b)(c)
Marel HF	17,609	53,377
INDIA – 1.8%
Axis Bank Ltd., GDR	5,390	242,550
Cipla Ltd., GDR	25,328	346,994
HDFC Bank Ltd., ADR	50,417	2,945,361
ICICI Bank Ltd., ADR	70,006	1,468,026
Infosys Ltd., ADR	64,014	1,086,318
Mahindra & Mahindra Ltd., GDR	16,360	255,216
Reliance Industries Ltd., GDR(b)	35,178	2,046,681
Reliance Industries Ltd., GDR(b)	9,375	548,437
Total India		8,939,583
INDONESIA – 0.2%
Bank Mandiri Persero Tbk PT	681,600	417,920
Bank Rakyat Indonesia Persero Tbk PT	822,869	242,064
Bumitama Agri Ltd.	60,200	23,900
Golden Agri-Resources Ltd.	902,800	166,227
Sarana Menara Nusantara Tbk PT	1,516,364	122,642
Total Indonesia		972,753
IRELAND – 0.9%
Bank of Ireland Group PLC	220,079	1,406,854
Experian PLC	108,820	3,190,299
Total Ireland		4,597,153
ISRAEL – 0.7%
Bank Hapoalim BM	105,263	885,869
Bank Leumi Le-Israel BM	113,790	968,915
Carasso Motors Ltd.	19,550	107,068
Castro Model Ltd.	620	14,726
Check Point Software Technologies Ltd.(a)	4,711	527,726
Dor Alon Energy in Israel 1988 Ltd.	322	10,654
ICL Group Ltd	77,233	618,974
Ilex Medical Ltd.	608	13,961
Israel Corp. Ltd. (The)	61	23,474
Max Stock Ltd.	37,070	53,789
Investments	Shares	Value
COMMON STOCKS – (continued)
ISRAEL – (continued)
Mizrahi Tefahot Bank Ltd.	7,412	$259,000
Neto ME Holdings Ltd.	160	6,775
ZIM Integrated Shipping Services Ltd.	1,134	26,649
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd	4,066	32,489
Total Israel		3,550,069
ITALY – 0.7%
Cembre SpA	578	13,429
Coca-Cola HBC AG	11,708	246,391
Eni SpA	92,015	977,540
Equita Group SpA	3,663	11,438
Ferrari N.V.	10,140	1,891,289
Gruppo MutuiOnline SpA	5,228	102,665
Leonardo SpA	9,404	66,549
Orsero SpA	8,578	123,368
Total Italy		3,432,669
JAPAN – 7.9%
AEON Financial Service Co., Ltd.	7,100	70,387
Ajis Co., Ltd.	1,000	14,011
Alps Alpine Co., Ltd.	77,000	557,975
Alps Logistics Co., Ltd.	2,700	19,311
Anritsu Corp.	26,100	285,240
Asahi Kogyosha Co., Ltd.	1,400	17,119
ASAHI YUKIZAI Corp.	900	13,695
Asia Air Survey Co., Ltd.	3,500	18,312
Atled Corp.	6,700	77,952
Axial Retailing, Inc.	1,000	22,398
Benefit One, Inc.	2,600	35,992
Bourbon Corp.	900	13,149
Brother Industries Ltd.	22,100	381,049
Chiba Bank Ltd. (The)	259,000	1,394,600
Chiba Kogyo Bank Ltd. (The)	12,800	24,960
Creek & River Co., Ltd.	1,800	30,854
Dai-Ichi Cutter Kogyo KK	2,800	23,986
Daihatsu Diesel Manufacturing Co., Ltd.	12,100	41,011
Daiken Corp.	3,500	44,174
Daito Trust Construction Co., Ltd.	5,700	535,219
Daiwa House Industry Co., Ltd.	41,800	851,847
Digital Arts, Inc.	2,600	111,792
Ebara Foods Industry, Inc.	1,400	29,183
Ebara Jitsugyo Co., Ltd.	900	13,487

See Notes to Financial Statements.
18   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Eizo Corp.	2,700	$67,821
en Japan, Inc.	200	3,055
FANUC Corp.	22,500	3,112,602
Freee KK(a)	3,200	53,788
Fukuyama Transporting Co., Ltd.	600	13,550
Funai Soken Holdings, Inc.	1,700	28,894
Gecoss Corp.	5,600	30,438
Glory Ltd.	2,800	41,145
Hakuhodo DY Holdings, Inc.	8,800	62,067
Heiwa Corp.	10,800	167,150
Himacs Ltd.	200	1,839
Himaraya Co., Ltd.	2,700	17,041
Hiroshima Gas Co., Ltd.	7,700	17,516
Hokuriku Electrical Construction Co., Ltd.	3,500	17,088
Hoosiers Holdings Co., Ltd.	2,800	15,009
Horiba Ltd.	4,600	178,749
Ichimasa Kamaboko Co., Ltd.	5,400	28,677
Ichinen Holdings Co., Ltd.	2,000	16,763
ID Holdings Corp.	3,400	20,342
Insource Co., Ltd.	4,700	84,147
IwaiCosmo Holdings, Inc.	9,000	75,309
Iwaki Co., Ltd.	1,700	14,781
JAC Recruitment Co., Ltd.	1,800	27,607
Japan Aviation Electronics Industry Ltd.	1,800	26,425
Japan Post Insurance Co., Ltd.	49,300	690,669
Japan System Techniques Co., Ltd.	2,200	18,272
Japan Tobacco, Inc.	50,800	833,815
Jichodo Co., Ltd.	400	16,923
JK Holdings Co., Ltd.	2,100	14,356
Justsystems Corp.	8,300	189,166
Kakiyasu Honten Co., Ltd.	900	14,006
Kanamoto Co., Ltd.	6,400	91,181
KAWADA TECHNOLOGIES, Inc.	900	22,971
KDDI Corp.	104,000	3,050,314
Kenko Mayonnaise Co., Ltd.	4,500	48,340
Keyence Corp.	2,700	896,408
Koatsu Gas Kogyo Co., Ltd.	3,200	13,792
Kokuyo Co., Ltd.	3,900	49,551
Konica Minolta, Inc.	24,400	75,326
Kubota Corp.	113,600	1,575,309
Kuriyama Holdings Corp.	5,400	33,927
Kyokuto Securities Co., Ltd.	7,500	34,493
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Lasertec Corp.	6,700	$673,740
Makiya Co., Ltd.	1,100	5,335
MarkLines Co., Ltd.	8,900	142,551
Marui Group Co., Ltd.	105,500	1,751,592
Maruzen Showa Unyu Co., Ltd.	900	19,049
Matching Service Japan Co., Ltd.	3,200	18,606
Mazda Motor Corp.	3,200	21,182
Medikit Co., Ltd.	900	14,471
MedPeer, Inc.(a)	7,200	63,406
MEIJI Holdings Co., Ltd.	2,700	119,769
Meiko Network Japan Co., Ltd.	11,000	45,942
Meitec Corp.	11,300	179,481
Mercari, Inc.(a)	7,900	105,197
Mito Securities Co., Ltd.	30,100	49,154
Mitsubishi Electric Corp.	55,300	499,552
Mitsubishi Paper Mills Ltd.(a)	6,100	11,939
Mitsubishi Shokuhin Co., Ltd.	2,100	47,253
MORESCO Corp.	1,400	10,455
Morito Co., Ltd.	4,900	23,884
MS&AD Insurance Group Holdings, Inc.	4,500	119,087
Nanyo Corp.	1,300	16,637
NEC Corp.	2,100	67,220
NEOJAPAN, Inc.	1,600	10,491
Nidec Corp.	27,200	1,532,231
Nihon Chouzai Co., Ltd.	2,100	18,340
Nihon Trim Co., Ltd.	2,500	40,261
Nippon Hume Corp.	3,000	13,054
Nippon Telegraph & Telephone Corp.	50,800	1,370,483
Nippon Thompson Co., Ltd.	10,500	38,764
Nissin Corp.	1,100	13,096
NTT Data Intramart Corp.	800	8,355
OBIC Business Consultants Co., Ltd.	5,300	163,076
Okabe Co., Ltd.	4,700	21,032
Olympus Corp.	63,700	1,225,959
Oracle Corp. Japan	1,500	79,186
Osaki Electric Co., Ltd.	4,500	15,568
Otsuka Holdings Co., Ltd.	54,800	1,738,155
Pan Pacific International Holdings Corp.	165,800	2,913,435
Qol Holdings Co., Ltd.	1,300	10,785
Recruit Holdings Co., Ltd.	3,700	106,794

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   19

Schedule of Investments
September 30, 2022
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Ricoh Co., Ltd.	18,200	$132,814
Sangetsu Corp.	2,600	28,630
Sanken Electric Co., Ltd.	1,000	30,118
Sato Holdings Corp.	2,000	24,898
Secom Co., Ltd.	2,000	113,636
Seiko Epson Corp.	15,400	210,041
Sekisui Kasei Co., Ltd.	5,300	14,591
Shibusawa Warehouse Co., Ltd. (The)	1,900	26,548
Shinnihonseiyaku Co., Ltd.	1,500	15,568
SIGMAXYZ Holdings, Inc.	9,000	69,593
SMK Corp.	1,300	20,832
SMS Co., Ltd.	9,900	197,816
Sompo Holdings, Inc.	28,700	1,143,844
Sony Corp.	63,500	4,087,007
Space Co., Ltd.	2,100	12,373
ST Corp.	2,500	25,948
Step Co., Ltd.	1,200	14,759
T&D Holdings, Inc.	44,200	417,979
TDC Soft, Inc.	1,800	15,412
Techno Medica Co., Ltd.	1,900	20,896
TechnoPro Holdings, Inc.	70,900	1,490,459
Temairazu, Inc.	400	14,518
Toell Co., Ltd.	4,000	20,576
Tokio Marine Holdings, Inc.	70,500	1,253,039
Tokuyama Corp.	16,700	201,283
Tokyo Rakutenchi Co., Ltd.	700	19,066
Topcon Corp.	2,800	31,307
Toyo Machinery & Metal Co., Ltd.	5,200	20,178
Tsubakimoto Kogyo Co., Ltd.	700	17,601
Ushio, Inc.	7,600	79,038
VINX Corp.	1,800	18,027
Warabeya Nichiyo Holdings Co., Ltd.	13,700	210,100
Wowow, Inc.	5,000	45,989
Xebio Holdings Co., Ltd.	10,400	69,363
Yushin Precision Equipment Co., Ltd.	5,900	28,778
Total Japan		39,885,517
KAZAKHSTAN – 0.0%(c)
Centerra Gold, Inc.	7,817	34,406
LUXEMBOURG – 0.1%
Eurofins Scientific SE	9,653	572,411
SES S.A.	4,516	24,748
Total Luxembourg		597,159

Investments	Shares	Value
COMMON STOCKS – (continued)
MALAYSIA – 0.1%
CIMB Group Holdings Bhd	215,103	$237,079
Heineken Malaysia Bhd	18,502	95,264
Total Malaysia		332,343
MEXICO – 0.7%
Corp. Moctezuma S.A.B. de C.V., Series*	43,488	132,562
Fomento Economico Mexicano S.A.B. de C.V., ADR	10,338	648,709
Grupo Financiero Banorte S.A.B. de C.V., Class O	94,256	603,787
Grupo Mexico S.A.B. de C.V., Series B	292,307	987,250
Wal-Mart de Mexico S.A.B. de C.V.	300,540	1,055,498
Total Mexico		3,427,806
NETHERLANDS – 2.6%
Adyen N.V.(a)(b)	750	933,036
Akzo Nobel N.V.	28,900	1,629,848
ASM International N.V.	2,900	648,846
ASML Holding N.V.	1,381	572,827
ASML Holding N.V.	2,650	1,100,677
Heineken N.V.	43,210	3,788,070
Nedap N.V.	288	15,107
NN Group N.V.	2,140	83,291
OCI N.V.	19,547	718,761
QIAGEN N.V.(a)	18,271	768,875
Universal Music Group N.V.	64,303	1,212,117
Wolters Kluwer N.V.	15,590	1,517,859
Total Netherlands		12,989,314
NEW ZEALAND – 0.1%
Channel Infrastructure NZ Ltd(a)	101,742	79,719
Eroad Ltd.(a)	4,854	4,218
Mainfreight Ltd.	4,633	174,335
NZME Ltd.	15,540	10,106
Rakon Ltd.(a)	19,302	12,768
Scales Corp. Ltd.	6,113	16,895
SKY Network Television Ltd.	28,408	34,109
Spark New Zealand Ltd.	17,056	47,780
Total New Zealand		379,930
NORWAY – 0.4%
Belships ASA	3,699	4,632
Bouvet ASA	26,833	133,930
DNB Bank ASA	18,845	298,353
Equinor ASA	34,278	1,130,611

See Notes to Financial Statements.
20   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
NORWAY – (continued)
Kongsberg Gruppen ASA	5,470	$165,926
Norsk Hydro ASA	67,544	363,351
SpareBank 1 Nord Norge	3,671	27,461
Sparebanken More	4,060	26,099
Wallenius Wilhelmsen ASA	17,371	86,264
Western Bulk Chartering AS	4,034	14,196
Wilh Wilhelmsen Holding ASA, Class B	958	16,756
Wilson ASA	2,215	12,804
Total Norway		2,280,383
PERU – 0.5%
Credicorp Ltd.	22,277	2,735,616
POLAND – 0.1%
Grupa Pracuj S.A.	13,768	105,027
Powszechny Zaklad Ubezpieczen S.A.	31,925	147,839
Total Poland		252,866
PORTUGAL – 0.0%(c)
REN – Redes Energeticas Nacionais, SGPS, S.A.	20,545	48,458
RUSSIA – 0.0%(c)
HeadHunter Group PLC, ADR	39,294	393
Yandex N.V., Class A(a)	8,610	0
Total Russia		393
SINGAPORE – 1.5%
BRC Asia Ltd.	18,500	20,755
DBS Group Holdings Ltd.	179,700	4,154,658
Delfi Ltd.	35,400	17,587
Great Eastern Holdings Ltd.	900	11,762
Haw Par Corp. Ltd.	24,600	174,993
HRnetgroup Ltd.	101,100	52,019
IGG, Inc.	42,000	12,847
Jardine Cycle & Carriage Ltd.	40,100	938,095
Oversea-Chinese Banking Corp. Ltd.	37,200	304,722
Raffles Medical Group Ltd.	16,900	15,674
Samudera Shipping Line Ltd.	81,500	47,234
Sea Ltd., ADR(a)	2,644	148,196
Singapore Technologies Engineering Ltd.	434,500	1,077,071
STMicroelectronics N.V.	13,574	418,820
Total Singapore		7,394,433
SOUTH AFRICA – 0.7%
Anglo American PLC	28,877	872,327
Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH AFRICA – (continued)
Aspen Pharmacare Holdings Ltd.	22,748	$167,574
AVI Ltd.	34,332	137,753
Bid Corp. Ltd.	12,084	184,956
Capitec Bank Holdings Ltd.	2,117	181,470
FirstRand Ltd.	165,130	549,454
Foschini Group Ltd. (The)	16,863	108,841
Gold Fields Ltd.	41,677	336,763
Impala Platinum Holdings Ltd.	7,415	68,804
MTN Group Ltd.	12,721	83,518
Naspers Ltd., Class N	2,500	309,829
Shoprite Holdings Ltd.	27,526	328,699
Total South Africa		3,329,988
SOUTH KOREA – 1.7%
Kia Motors Corp.	3,550	177,171
Korea Zinc Co., Ltd.	728	300,582
LG Chem Ltd.	1,359	503,611
LG H&H Co Ltd	347	152,188
LG Uplus Corp.	30,427	227,531
NAVER Corp.	1,941	258,689
S-1 Corp.	2,765	111,479
Samsung Electronics Co., Ltd.	71,142	2,613,994
Samsung Electronics Co., Ltd., GDR	1,900	1,722,421
Samsung Fire & Marine Insurance Co., Ltd.	1,934	248,075
Samsung SDI Co., Ltd.	1,688	636,867
SK Hynix, Inc.	21,513	1,234,376
SK Innovation Co., Ltd.(a)	1,265	126,667
SK Telecom Co., Ltd.	7,061	249,423
Total South Korea		8,563,074
SPAIN – 0.6%
Amadeus IT Group S.A.(a)	16,200	749,881
Corp. ACCIONA Energias Renovables S.A.	2,261	84,309
Iberdrola S.A.	156,010	1,450,328
Industria de Diseno Textil S.A.	46,999	970,783
Naturhouse Health SAU	7,581	12,346
Total Spain		3,267,647
SWEDEN – 1.0%
Assa Abloy AB, Class B	85,100	1,590,297
Atlas Copco AB, Class A	52,850	489,401
B3 Consulting Group AB	8,679	101,841
BTS Group AB, Class B	2,479	54,383
Evolution AB(b)	11,250	885,965

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   21

Schedule of Investments
September 30, 2022
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SWEDEN – (continued)
FM Mattsson Mora Group AB	4,470	$19,725
Hexagon AB, Class B	95,812	888,299
New Wave Group AB, Class B	9,514	124,178
Nordnet AB publ	6,725	76,347
Ratos AB, Class A	1,209	4,634
Telefonaktiebolaget LM Ericsson, Class B	138,220	804,956
VNV Global AB(a)	6,457	12,907
Total Sweden		5,052,933
SWITZERLAND – 3.6%
Alcon, Inc.	57,700	3,341,408
Burkhalter Holding AG	263	19,811
Kuehne + Nagel International AG	4,196	850,213
Lonza Group AG	1,180	573,844
Mobilezone Holding AG	5,502	82,228
Nestle S.A.	12,167	1,317,438
Novartis AG	50,445	3,845,586
Roche Holding AG	14,507	4,730,138
Sika AG	4,820	965,197
Sonova Holding AG	3,230	710,308
TE Connectivity Ltd.	7,604	839,177
UBS Group AG	83,633	1,208,160
Total Switzerland		18,483,509
TAIWAN – 1.6%
Accton Technology Corp.	35,000	296,783
ASE Technology Holding Co., Ltd.	147,000	366,508
Cathay Financial Holding Co., Ltd.	103,000	128,938
Chunghwa Telecom Co., Ltd.	84,000	301,014
CTBC Financial Holding Co., Ltd.	615,000	382,562
Hon Hai Precision Industry Co., Ltd.	292,000	932,201
Kerry TJ Logistics Co., Ltd.	65,000	77,032
Lumax International Corp. Ltd.	21,000	42,033
Nien Made Enterprise Co., Ltd.	52,000	409,388
Taiwan Semiconductor Manufacturing Co., Ltd.	241,000	3,167,773
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	28,466	1,951,629
Uni-President Enterprises Corp.	126,000	265,483
Total Taiwan		8,321,344

Investments	Shares	Value
COMMON STOCKS – (continued)
THAILAND – 0.1%
Kasikornbank PCL, NVDR	162,900	$621,888
TURKEY – 0.0%(c)
BIM Birlesik Magazalar A/S	22,168	138,350
KOC Holding A/S	36,154	88,485
Total Turkey		226,835
UNITED ARAB EMIRATES – 0.1%
Emaar Properties PJSC	276,650	432,940
First Abu Dhabi Bank PJSC	44,808	217,764
Total United Arab Emirates		650,704
UNITED STATES – 3.4%
Accenture PLC, Class A	21,350	5,493,355
Aon PLC, Class A	5,060	1,355,422
Atlassian Corp. PLC, Class A(a)	7,336	1,544,888
Carnival PLC(a)	46,300	285,273
EPAM Systems, Inc.(a)	3,340	1,209,715
Hamilton Thorne Ltd.(a)	9,700	11,938
ICON PLC(a)	5,740	1,054,897
Lululemon Athletica, Inc.(a)	3,830	1,070,715
Mettler-Toledo International, Inc.(a)	630	682,996
QIAGEN N.V.(a)	43,483	1,794,978
ResMed, Inc.	5,500	1,200,650
STERIS PLC	5,420	901,238
Waste Connections, Inc.	5,570	752,674
Total United States		17,358,738
TOTAL COMMON STOCKS (Cost: $387,705,093)		310,194,530
EXCHANGE-TRADED FUNDS – 36.3%
iShares Core MSCI Total International Stock ETF	3,577,995	182,191,506
iShares MSCI India ETF	22,572	920,486
iShares MSCI Saudi Arabia ETF	26,156	1,072,396
TOTAL EXCHANGE-TRADED FUNDS (Cost: $240,637,297)		184,184,388
RIGHTS – 0.0%(c)
BRAZIL – 0.0%(c)
Localiza Rent a Car S.A.(a)	65	132
PREFERRED STOCKS – 0.1%
Germany – 0.1%
Volkswagen AG (Cost: $426,568)	2,816	347,829

See Notes to Financial Statements.
22   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
SHORT-TERM INVESTMENTS – 2.8%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 2.39%(d) (Cost $14,113,426)	14,113,426	$14,113,426
TOTAL INVESTMENTS – 100.3%
(Cost: $642,882,383)		508,840,305
OTHER ASSETS AND LIABILITIES, NET – (0.3)%		(1,710,929)
NET ASSETS – 100.0%		$507,129,376

(a)
Non-income producing security.

(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2022, the value of these securities was $9,188,223, representing 1.8% of net assets.

(c)
Amount is less than 0.05%.

(d)
The rate shown is the annualized seven-day yield at September 30, 2022.

ADR
American Depositary Receipt

ETF
Exchange Traded Fund

GDR
Global Depositary Receipt

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   23

Schedule of Investments
September 30, 2022
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Australia	$63,525	$15,844,612	$—	$15,908,137
Austria	—	3,629,366	—	3,629,366
Belgium	—	63,234	—	63,234
Brazil	4,570,326	796,097	—	5,366,423
Britain	5,085,584	23,011,868	—	28,097,452
Canada	14,598,249	—	—	14,598,249
Chile	553,383	—	—	553,383
China	3,085,463	17,022,145	—	20,107,608
Denmark	—	7,416	—	7,416
Egypt	109,202	—	—	109,202
Finland	—	984,057	—	984,057
France	—	27,165,030	—	27,165,030
Germany	—	26,586,684	—	26,586,684
Greece	—	482,703	—	482,703
Hong Kong	—	8,554,334	—	8,554,334
Hungary	—	200,364	—	200,364
Iceland	—	53,377	—	53,377
India	6,892,902	2,046,681	—	8,939,583
Indonesia	—	972,753	—	972,753
Ireland	—	4,597,153	—	4,597,153
Israel	554,375	2,995,694	—	3,550,069
Italy	—	3,432,669	—	3,432,669
Japan	—	39,885,517	—	39,885,517
Kazakhstan	34,406	—	—	34,406
Luxembourg	—	597,159	—	597,159
Malaysia	—	332,343	—	332,343
Mexico	3,427,806	—	—	3,427,806
Netherlands	1,100,677	11,888,637	—	12,989,314
New Zealand	—	379,930	—	379,930
Norway	—	2,280,383	—	2,280,383
Peru	2,735,616	—	—	2,735,616
Poland	—	252,866	—	252,866
Portugal	—	48,458	—	48,458
Russia	—	393	—	393
Singapore	148,196	7,246,237	—	7,394,433
South Africa	—	3,329,988	—	3,329,988
South Korea	—	8,563,074	—	8,563,074
Spain	—	3,267,647	—	3,267,647
Sweden	—	5,052,933	—	5,052,933
Switzerland	839,177	17,644,332	—	18,483,509
Taiwan	1,951,629	6,369,715	—	8,321,344
Thailand	621,888	—	—	621,888
See Notes to Financial Statements.
24   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (concluded)

	Level 1	Level 2	Level 3	Total
Turkey	—	226,835	—	226,835
United Arab Emirates	—	650,704	—	650,704
United States	17,073,465	285,273	—	17,358,738
Total Common Stocks	63,445,869	246,748,661	—	310,194,530
Exchange-Traded Funds	184,184,388	—	—	184,184,388
Rights*	—	132	—	132
Preferred Stocks*	—	347,829	—	347,829
Money Market Fund	14,113,426	—	—	14,113,426
Total Investments in Securities	$261,743,683	$247,096,622	$—	$508,840,305

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   25

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund

Investments	Principal Amount	Value
CORPORATE BONDS – 19.2%
BASIC MATERIALS – 0.3%
Albemarle Corp., 4.65%, 6/1/27	$125,000	$119,818
Albemarle Corp., 5.65%, 6/1/52	107,000	94,847
Cabot Corp., 5.00%, 6/30/32	102,000	91,563
Celanese US Holdings LLC, 5.90%, 7/5/24	132,000	130,170
CF Industries, Inc., 5.38%, 3/15/44	139,000	118,120
Ecolab, Inc., 2.70%, 12/15/51	134,000	85,322
Georgia-Pacific LLC, 0.95%, 5/15/26(a)	613,000	531,049
Inversiones CMPC S.A., 3.00%, 4/6/31(a)	200,000	148,606
LYB International Finance III LLC, 4.20%, 5/1/50	205,000	147,186
Newmont Corp., 2.25%, 10/1/30	775,000	599,501
Nucor Corp., 3.13%, 4/1/32	51,000	41,631
Nucor Corp., 3.95%, 5/23/25	88,000	85,284
RPM International, Inc., 2.95%, 1/15/32	45,000	34,633
RPM International, Inc., 4.55%, 3/1/29	213,000	194,086
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	193,920
Sherwin-Williams Co. (The), 4.05%, 8/8/24	50,000	49,168
Westlake Chemical Corp., 3.38%, 8/15/61	167,000	96,555
Total Basic Materials		2,761,459
COMMUNICATIONS – 1.2%
Amazon.com, Inc., 3.30%, 4/13/27	110,000	103,853
Amazon.com, Inc., 4.10%, 4/13/62	227,000	180,989
AT&T, Inc., 3.50%, 9/15/53	1,305,000	869,575
AT&T, Inc., 3.65%, 9/15/59	28,000	18,141
AT&T, Inc., 3.85%, 6/1/60	47,000	31,490
AT&T, Inc., 4.30%, 2/15/30	25,000	22,842
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	137,000	118,652
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	311,000	260,662
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	171,000	151,695
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41	$79,000	$50,484
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 3/1/42	430,000	272,840
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 4/1/51	230,000	139,392
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.85%, 4/1/61	46,000	26,855
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	353,000	254,651
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	35,000	28,361
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	309,413
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	588,000	539,233
Comcast Corp., 4.00%, 3/1/48	252,000	193,945
Comcast Corp., 4.15%, 10/15/28	109,000	102,947
Comcast Corp., 4.25%, 10/15/30	90,000	83,329
Comcast Corp., 4.60%, 10/15/38	79,000	69,512
Corning, Inc., 5.45%, 11/15/79	277,000	226,501
Cox Communications, Inc., 2.60%, 6/15/31(a)	625,000	485,147
CSC Holdings LLC, 5.50%, 4/15/27(a)	250,000	220,000
Discovery Communications LLC, 5.30%, 5/15/49	88,000	65,668
Expedia Group, Inc., 2.95%, 3/15/31	73,000	56,632

See Notes to Financial Statements.
26   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Level 3 Financing, Inc., 3.40%, 3/1/27(a)	$500,000	$418,750
Meta Platforms, Inc., 4.45%, 8/15/52(a)	63,000	51,413
Meta Platforms, Inc., 4.65%, 8/15/62(a)	65,000	52,362
Sprint Corp., 7.88%, 9/15/23	275,000	277,809
T-Mobile USA, Inc., 3.00%, 2/15/41	835,000	558,065
T-Mobile USA, Inc., 3.60%, 11/15/60	78,000	50,060
T-Mobile USA, Inc., 3.88%, 4/15/30	150,000	133,052
T-Mobile USA, Inc., 4.38%, 4/15/40	475,000	386,785
Time Warner Cable LLC, 6.55%, 5/1/37	4,000	3,609
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	751,746
Verizon Communications, Inc., 2.55%, 3/21/31	710,000	566,884
Verizon Communications, Inc., 2.85%, 9/3/41	55,000	36,672
Verizon Communications, Inc., 3.00%, 11/20/60	167,000	96,994
Verizon Communications, Inc., 3.40%, 3/22/41	1,390,000	1,014,908
Verizon Communications, Inc., 3.72%, 3/20/26 (SOFR + 0.790%)(b)	1,000,000	980,722
Verizon Communications, Inc., 3.88%, 3/1/52	127,000	94,454
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	153,000	134,660
ViacomCBS, Inc., 4.38%, 3/15/43	385,000	256,543
Total Communications		10,748,297
CONSUMER, CYCLICAL – 1.1%
BMW US Capital LLC, 3.90%, 4/9/25(a)	119,000	115,469
Dana, Inc., 5.38%, 11/15/27	75,000	63,563
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 1/30/29	387,977	332,601
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 10/25/25	150,000	141,939
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Delta Air Lines Pass Through Trust, Series 2020-A, 2.50%, 12/10/29	$1,310,851	$1,098,531
Delta Air Lines Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29	440,206	373,364
Ford Motor Co., 5.29%, 12/8/46	400,000	282,000
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	100,000	66,259
Gap, Inc. (The), 3.63%, 10/1/29(a)	50,000	32,500
Gap, Inc. (The), 3.88%, 10/1/31(a)	150,000	95,357
General Motors Co., 5.40%, 10/15/29	126,000	116,178
General Motors Co., 5.60%, 10/15/32	1,000,000	892,647
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	178,069
General Motors Financial Co., Inc., 2.70%, 6/10/31	86,000	63,131
Genuine Parts Co., 1.75%, 2/1/25	65,000	60,005
Kohl’s Corp., 5.55%, 7/17/45	188,000	112,554
Lowe’s Cos., Inc., 2.80%, 9/15/41	1,250,000	796,150
Lowe’s Cos., Inc., 4.40%, 9/8/25	42,000	41,359
Lowe’s Cos., Inc., 4.45%, 4/1/62	94,000	70,160
Marriott International, Inc., Series GG, 3.50%, 10/15/32	740,000	595,124
Marriott International, Inc., Series HH, 2.85%, 4/15/31	256,000	201,002
McDonald’s Corp., 3.50%, 7/1/27	94,000	87,786
McDonald’s Corp., 3.63%, 9/1/49	124,000	90,281
O’Reilly Automotive, Inc., Senior Note, 3.60%, 9/1/27	91,000	84,499
PACCAR Financial Corp., 4.95%, 10/3/25	52,000	52,171
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	189,500
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	458,482
Stellantis Finance US, Inc., 2.69%, 9/15/31(a)	385,000	274,681

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   27

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Target Corp., 1.95%, 1/15/27	$36,000	$32,314
Taylor Morrison Communities, Inc., 5.13%, 8/1/30(a)	150,000	121,081
Taylor Morrison Communities, Inc., 5.63%, 3/1/24(a)	150,000	146,860
Toyota Motor Credit Corp., 1.90%, 4/6/28	199,000	169,314
United Airlines, Inc., 4.38%, 4/15/26(a)	185,000	165,113
United Airlines, Inc., 4.63%, 4/15/29(a)	35,000	28,960
Walmart, Inc., 1.80%, 9/22/31	1,175,000	933,501
Warnermedia Holdings, Inc., 3.64%, 3/15/25(a)	81,000	76,709
Warnermedia Holdings, Inc., 5.05%, 3/15/42(a)	484,000	362,150
Warnermedia Holdings, Inc., 5.14%, 3/15/52(a)	285,000	207,143
Warnermedia Holdings, Inc., 5.39%, 3/15/62(a)	139,000	100,763
William Carter Co. (The), 5.63%, 3/15/27(a)	250,000	233,735
Wolverine World Wide, Inc., 4.00%, 8/15/29(a)	150,000	114,429
Total Consumer, Cyclical		9,657,434
CONSUMER, NON-CYCLICAL – 2.8%
AbbVie, Inc., 4.05%, 11/21/39	136,000	109,400
AbbVie, Inc., 4.25%, 11/21/49	591,000	474,435
AbbVie, Inc., 4.55%, 3/15/35	380,000	340,895
AbbVie, Inc., 4.75%, 3/15/45	150,000	128,769
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	177,929
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.50%, 3/15/29(a)	200,000	161,200
Amgen, Inc., 2.80%, 8/15/41	610,000	416,356
Amgen, Inc., 4.88%, 3/1/53	62,000	54,542
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	120,000	108,149
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	406,000	352,846
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	653,000	540,773
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	$200,000	$190,581
Ascension Health, 2.53%, 11/15/29	630,000	532,680
Ascension Health, 3.11%, 11/15/39	120,000	90,761
BAT Capital Corp., 2.73%, 3/25/31	620,000	461,412
Becton Dickinson and Co., 4.30%, 8/22/32	55,000	50,179
Bristol-Myers Squibb Co., 0.75%, 11/13/25	149,000	132,234
Bristol-Myers Squibb Co., 3.70%, 3/15/52	1,200,000	918,528
Bristol-Myers Squibb Co., 3.90%, 2/20/28	138,000	131,427
Bristol-Myers Squibb Co., 4.13%, 6/15/39	40,000	34,960
Bush Foundation, 2.75%, 10/1/50	300,000	194,572
Cardinal Health, Inc., 4.50%, 11/15/44	150,000	115,977
Cigna Corp., 2.40%, 3/15/30	430,000	350,196
Cigna Corp., 3.40%, 3/15/50	162,000	109,552
Cigna Corp., 3.88%, 10/15/47	51,000	37,378
Cigna Corp., 4.38%, 10/15/28	190,000	179,407
Cintas Corp. No 2, 3.45%, 5/1/25	71,000	68,548
Colgate-Palmolive Co., 3.25%, 8/15/32	109,000	97,133
Conagra Brands, Inc., 7.00%, 10/1/28	120,000	124,054
Conservation Fund A Nonprofit Corp. (The), Series 2019, 3.47%, 12/15/29	1,000,000	855,241
Constellation Brands, Inc., 4.35%, 5/9/27	61,000	58,511
CVS Health Corp., 5.13%, 7/20/45	190,000	166,376
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	499,000	437,474
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	24,000	21,136
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	57,028
Elevance Health, Inc., 2.88%, 9/15/29	104,000	88,796

See Notes to Financial Statements.
28   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
ERAC USA Finance LLC, 4.20%, 11/1/46(a)	$325,000	$241,146
Ford Foundation (The), 2.82%, 6/1/70	851,000	505,882
Gilead Sciences, Inc., 2.60%, 10/1/40	1,075,000	709,880
Gilead Sciences, Inc., 2.80%, 10/1/50	1,000,000	617,566
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52(a)	250,000	185,018
HCA, Inc., 3.50%, 9/1/30	115,000	94,958
HCA, Inc., 3.50%, 7/15/51	132,000	81,730
HCA, Inc., 4.63%, 3/15/52(a)	147,000	110,412
HCA, Inc., 7.75%, 7/15/36	150,000	161,752
Hormel Foods Corp., 0.65%, 6/3/24	134,000	125,300
Humana, Inc., 1.35%, 2/3/27	84,000	70,744
Kraft Heinz Foods Co., 4.38%, 6/1/46	213,000	165,586
Kraft Heinz Foods Co., 4.88%, 10/1/49	266,000	219,233
Lamb Weston Holdings, Inc., 4.13%, 1/31/30(a)	125,000	105,780
Lamb Weston Holdings, Inc., 4.38%, 1/31/32(a)	225,000	185,906
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	53,085
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	127,367
Mather Foundation, Series 2021, 2.68%, 10/1/31	750,000	614,509
Merck & Co., Inc., 2.15%, 12/10/31	1,150,000	927,513
Merck & Co., Inc., 2.75%, 12/10/51	625,000	407,054
Moody’s Corp., 4.25%, 8/8/32	64,000	58,000
Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29(a)	175,000	140,296
Mylan, Inc., 3.13%, 1/15/23(a)	480,000	477,448
Mylan, Inc., 5.20%, 4/15/48	275,000	189,245
Mylan, Inc., 5.40%, 11/29/43	180,000	130,885
NBM US Holdings, Inc., 6.63%, 8/6/29(a)	800,000	729,901
Nestle Holdings, Inc., 3.50%, 9/24/25(a)	547,000	530,420
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 4/30/28(a)	$275,000	$235,125
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	41,338
PepsiCo, Inc., 2.25%, 3/19/25	119,000	112,570
PepsiCo, Inc., 2.88%, 10/15/49	1,000,000	700,572
PepsiCo, Inc., 3.60%, 2/18/28	74,000	69,912
PepsiCo, Inc., 3.90%, 7/18/32	109,000	100,758
PepsiCo, Inc., 4.20%, 7/18/52	23,000	20,346
Pilgrim’s Pride Corp., 5.88%, 9/30/27(a)	300,000	291,750
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	551,488
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	43,185
President & Fellows of Harvard College, 6.50%, 1/15/39(a)	105,000	122,025
Procter & Gamble Co. (The), 1.20%, 10/29/30	1,150,000	887,493
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	90,702
Roche Holdings, Inc., 2.13%, 3/10/25(a)	803,000	758,377
S&P Global, Inc., 2.70%, 3/1/29(a)	161,000	139,224
Smithfield Foods, Inc., 4.25%, 2/1/27(a)	117,000	108,369
Smithfield Foods, Inc., 5.20%, 4/1/29(a)	147,000	137,232
Stanford Health Care, 3.03%, 8/15/51	1,000,000	661,693
Sutter Health, 4.09%, 8/15/48	125,000	100,700
Sysco Corp., 4.45%, 3/15/48	264,000	214,386
Sysco Corp., 4.50%, 4/1/46	150,000	123,614
Sysco Corp., 5.95%, 4/1/30	35,000	35,427
Sysco Corp., 6.60%, 4/1/50	86,000	90,271
Tenet Healthcare Corp., 4.38%, 1/15/30(a)	25,000	20,867
Tenet Healthcare Corp., 4.63%, 7/15/24	123,000	118,939
Tenet Healthcare Corp., 6.13%, 6/15/30(a)	75,000	68,700
Trustees of Boston College, 3.13%, 7/1/52	169,000	118,079

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   29

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Trustees of Princeton University (The), 2.52%, 7/1/50	$90,000	$60,925
Trustees of Princeton University (The), 5.70%, 3/1/39	495,000	533,612
Unilever Capital Corp., 2.13%, 9/6/29	675,000	561,318
United Rentals North America, Inc., 3.75%, 1/15/32	50,000	39,250
United Rentals North America, Inc., 3.88%, 2/15/31	62,000	50,423
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	63,352
UnitedHealth Group, Inc., 1.25%, 1/15/26	213,000	189,962
UnitedHealth Group, Inc., 4.95%, 5/15/62	47,000	41,844
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	150,000	145,816
University of Chicago (The), 2.76%, 4/1/45	100,000	74,967
Vector Group Ltd., 5.75%, 2/1/29(a)	250,000	204,107
Viatris, Inc., 3.85%, 6/22/40	145,000	90,401
Viatris, Inc., 4.00%, 6/22/50	281,000	168,204
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	952,473
Total Consumer, Non-cyclical		25,475,847
ENERGY – 1.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 5/15/26(a)	175,000	175,875
BP Capital Markets America, Inc., 2.77%, 11/10/50	1,000,000	621,005
BP Capital Markets America, Inc., 3.00%, 2/24/50	127,000	82,378
BP Capital Markets America, Inc., 3.54%, 4/6/27	300,000	280,426
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	192,895
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	205,000	179,609
Chevron Corp., 1.55%, 5/11/25	138,000	127,502
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Chevron USA, Inc., 4.20%, 10/15/49	$52,000	$42,457
Colonial Enterprises, Inc., 3.25%, 5/15/30(a)	510,000	442,748
Continental Resources, Inc., 3.80%, 6/1/24	775,000	752,269
DCP Midstream Operating L.P., 6.75%, 9/15/37(a)	550,000	533,301
Diamondback Energy, Inc., 3.50%, 12/1/29	73,000	63,009
Diamondback Energy, Inc., 4.40%, 3/24/51	137,000	103,200
Duke Energy Carolinas LLC, 3.55%, 3/15/52	47,000	34,226
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	183,500
Energy Transfer L.P., 4.90%, 3/15/35	143,000	120,166
Energy Transfer L.P., 4.95%, 6/15/28	115,000	107,110
Energy Transfer L.P., 5.00%, 5/15/50	505,000	394,707
Energy Transfer L.P., 5.30%, 4/15/47	110,000	87,753
Energy Transfer L.P., 6.13%, 12/15/45	18,000	15,785
Energy Transfer L.P., Senior Note, 4.95%, 5/15/28	124,000	115,692
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	4,000	2,804
Enterprise Products Operating LLC, 3.20%, 2/15/52	74,000	47,230
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	169,499
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(b)	110,000	91,938
EQT Corp., 3.63%, 5/15/31(a)	35,000	29,178
Florida Gas Transmission Co. LLC, 2.30%, 10/1/31(a)	355,000	267,721
Gray Oak Pipeline LLC, 2.00%, 9/15/23(a)	103,000	99,551
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)	157,000	138,821
Halliburton Co., 4.75%, 8/1/43	97,000	78,055

See Notes to Financial Statements.
30   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Halliburton Co., Senior Bond, 4.85%, 11/15/35	$115,000	$100,326
Helmerich & Payne, Inc., 2.90%, 9/29/31	375,000	294,163
Hess Corp., 6.00%, 1/15/40	42,000	39,058
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 4/15/30(a)	100,000	87,152
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 4/15/32(a)	100,000	88,581
Marathon Oil Corp., 6.80%, 3/15/32	115,000	114,920
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	44,000	42,733
MPLX L.P., 4.95%, 9/1/32	65,000	59,051
MPLX L.P., Senior Bond, 5.50%, 2/15/49	225,000	190,964
Murray Energy Corp., Secured Note, 12.00%, 4/15/24(a)(c)	180,991	0
ONEOK Partners L.P., 6.65%, 10/1/36	128,000	120,620
ONEOK, Inc., 3.10%, 3/15/30	1,810,000	1,470,800
ONEOK, Inc., 4.50%, 3/15/50	250,000	180,793
ONEOK, Inc., 4.95%, 7/13/47	150,000	115,431
ONEOK, Inc., 5.20%, 7/15/48	300,000	238,827
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	240,640
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	167,500
Petroleos Mexicanos, 6.75%, 9/21/47	335,000	186,763
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 1/15/37	125,000	116,119
Sanchez Energy Corp., 6.13%, 1/15/23(c)	100,000	0
Sanchez Energy Corp., 7.75%, 6/15/21(c)	150,000	0
Schlumberger Holdings Corp., 3.90%, 5/17/28(a)	84,000	75,755
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(a)	175,000	148,769
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 1/15/32	58,000	47,833
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	$210,000	$207,551
Topaz Solar Farms LLC, 4.88%, 9/30/39(a)	323,362	281,325
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50	230,000	169,850
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	332,059
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29(a)	25,000	21,447
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	25,000	20,737
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	8,225
Williams Cos., Inc. (The), 5.75%, 6/24/44	293,000	266,843
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	163,235
Total Energy		11,178,480
FINANCIAL – 7.7%
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	1,000,000	773,178
American Express Co., 3.95%, 8/1/25	131,000	126,881
Americo Life, Inc., 3.45%, 4/15/31(a)	110,000	82,583
Athene Global Funding, 1.73%, 10/2/26(a)	216,000	183,246
Bank of America Corp., 1.49%, 5/19/24 (SOFR + 1.460%)(b)	30,000	29,262
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(b)	1,176,000	1,101,070
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(b)	45,000	37,927

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   31

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Bank of America Corp., 4.08%, 4/23/40 (4.08% fixed rate until 4/23/39; 1.32% + 3 month USD LIBOR thereafter)(b)	$153,000	$121,403
Bank of America Corp., 4.30%, 1/28/25 (4.30% fixed rate until 1/28/25; 2.66% + 3 month USD LIBOR thereafter)(b)(d)	475,000	389,504
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,469,501
Bank of America Corp., (5 year CMT + 2.000%), 3.85%, 3/8/37(b)	291,000	234,780
Bank of America Corp., (SOFR + 0.970%), 3.44%, 7/22/27(b)	1,000,000	967,645
Bank of America Corp., (SOFR + 1.210%), 2.57%, 10/20/32(b)	530,000	405,359
Bank of America Corp., (SOFR + 1.330%), 3.38%, 4/2/26(b)	96,000	90,683
Bank of America Corp., (SOFR + 1.580%), 3.31%, 4/22/42(b)	139,000	97,721
Bank of America Corp., (SOFR + 1.830%), 4.57%, 4/27/33(b)	64,000	57,324
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(b)	1,367,000	1,258,244
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(b)(d)	290,000	270,990
Bank of America Corp., Series N, (SOFR + 1.220%), 2.65%, 3/11/32(b)	1,675,000	1,302,808
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	491,000	454,883
BankUnited, Inc., 4.88%, 11/17/25	418,000	407,163
BankUnited, Inc., 5.13%, 6/11/30	218,000	202,906
Blackstone Secured Lending Fund, 2.85%, 9/30/28	1,300,000	986,042
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
BOC Aviation USA Corp., 1.63%, 4/29/24(a)	$200,000	$188,826
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	497,482
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	482,858
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	625,000	526,527
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	454,784
Broadstone Net Lease LLC, 2.60%, 9/15/31	515,000	379,174
Cantor Fitzgerald L.P., 4.50%, 4/14/27(a)	1,225,000	1,135,539
Charles Schwab Corp. (The), 2.45%, 3/3/27	78,000	69,997
Citigroup, Inc., 1.12%, 1/28/27 (SOFR + 0.765%)(b)	820,000	701,517
Citigroup, Inc., 4.70%, 1/30/25 (SOFR + 3.234%)(b)(d)	55,000	44,203
Citigroup, Inc., 5.61%, 9/29/26	139,000	138,233
Citigroup, Inc., 5.88%, 2/22/33	191,000	183,028
Citigroup, Inc., (SOFR + 1.167%), 2.56%, 5/1/32 (SOFR + 1.379%)(b)	300,000	230,299
Citigroup, Inc., (SOFR + 1.379%), 2.90%, 11/3/42(b)	46,000	29,346
Citigroup, Inc., (SOFR + 1.422%), 2.98%, 11/5/30(b)	160,000	131,467
Citigroup, Inc., (SOFR + 2.107%), 2.57%, 6/3/31(b)	53,000	41,685
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(b)	46,000	41,413
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(b)	700,000	633,590
Citigroup, Inc., Series U, 5.00%, 9/12/24 (SOFR + 3.813%)(b)(d)	225,000	200,222
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	218,000	209,973
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,616,000	1,495,889

See Notes to Financial Statements.
32   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Citizens Financial Group, Inc., 2.64%, 9/30/32	$363,000	$264,653
Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	1,000,000	812,056
Corporate Office Properties L.P., 2.90%, 12/1/33	62,000	42,936
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Finance, 3.88%, 2/15/26(a)	970,000	880,459
Duke Realty L.P., 2.88%, 11/15/29	1,000,000	851,565
Empower Finance 2020 L.P., 1.78%, 3/17/31(a)	1,000,000	741,257
EPR Properties, 3.60%, 11/15/31	73,000	52,156
Equitable Financial Life Global Funding, 1.30%, 7/12/26(a)	138,000	119,854
Everest Reinsurance Holding, Inc., 3.13%, 10/15/52	590,000	364,645
F&G Global Funding, 0.90%, 9/20/24(a)	138,000	125,561
F&G Global Funding, 2.30%, 4/11/27(a)	282,000	242,836
Federal Realty Investment Trust, 1.25%, 2/15/26	1,150,000	1,011,943
First Horizon Bank, 5.75%, 5/1/30	250,000	242,530
FS KKR Capital Corp., 4.13%, 2/1/25	1,550,000	1,466,933
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/31(a)	940,000	817,053
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	460,000	412,124
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	143,476
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	345,000	318,838
Goldman Sachs Group, Inc. (The), 3.81%, 4/23/29 (3.81% fixed rate until 4/23/28; 1.16% + 3 month USD LIBOR thereafter)(b)	925,000	820,106
Goldman Sachs Group, Inc. (The), (SOFR + 0.818%), 1.54%, 9/10/27(b)	171,000	144,468
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Goldman Sachs Group, Inc. (The), (SOFR + 1.248%), 2.38%, 7/21/32(b)	$120,000	$90,478
Goldman Sachs Group, Inc. (The), (SOFR + 1.281%), 2.62%, 4/22/32(b)	770,000	596,849
Goldman Sachs Group, Inc. (The), (SOFR + 1.513%), 3.21%, 4/22/42(b)	120,000	81,302
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(b)	1,135,000	1,031,575
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	355,000	353,823
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(a)	1,000,000	727,200
HNA 2015 LLC, 2.37%, 9/18/27	273,993	256,399
Host Hotels & Resorts L.P., Series I, 3.50%, 9/15/30	96,000	76,558
Host Hotels & Resorts L.P., Series J, 2.90%, 12/15/31	850,000	623,831
Intercontinental Exchange, Inc., 4.95%, 6/15/52	126,000	112,084
Intercontinental Exchange, Inc., 5.20%, 6/15/62	84,000	75,886
JPMorgan Chase & Co., 2.01%, 3/13/26 (SOFR + 1.585%)(b)	550,000	503,688
JPMorgan Chase & Co., 2.74%, 10/15/30 (2.74% fixed rate until 10/15/29; 1.51% + SOFR thereafter)(b)	2,250,000	1,829,452
JPMorgan Chase & Co., 3.78%, 2/1/28 (3.78% fixed rate until 2/1/27; 1.34% + 3 month USD LIBOR thereafter)(b)	300,000	275,050
JPMorgan Chase & Co., 4.00%, 4/1/25 (SOFR + 2.745%)(b)(d)	975,000	801,937
JPMorgan Chase & Co., 4.60%, 2/1/25 (SOFR + 3.125%)(b)(d)	165,000	143,731
JPMorgan Chase & Co., (SOFR + 1.015%), 2.07%, 6/1/29(b)	108,000	87,557

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   33

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
JPMorgan Chase & Co., (SOFR + 1.180%), 2.55%, 11/8/32(b)	$636,000	$482,606
JPMorgan Chase & Co., (SOFR + 1.250%), 2.58%, 4/22/32(b)	405,000	313,936
JPMorgan Chase & Co., (SOFR + 1.320%), 4.08%, 4/26/26(b)	145,000	139,608
JPMorgan Chase & Co., (SOFR + 1.510%), 2.53%, 11/19/41(b)	523,000	326,501
JPMorgan Chase & Co., (SOFR + 2.08%), 4.91%, 7/25/33(b)	161,000	148,467
JPMorgan Chase & Co., (SOFR + 2.58%), 5.72%, 9/14/33(b)	196,000	185,346
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(b)(d)	129,000	124,653
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(b)	1,240,000	1,117,996
Kimco Realty Corp., 2.25%, 12/1/31	1,100,000	825,122
Kimco Realty Corp., 4.60%, 2/1/33	135,000	121,893
Liberty Mutual Group, Inc., 3.95%, 5/15/60(a)	85,000	53,689
Liberty Mutual Group, Inc., 3.95%, 10/15/50(a)	120,000	80,738
Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	700,000	644,749
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	948,723
LPL Holdings, Inc., 4.38%, 5/15/31(a)	325,000	269,494
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(b)	8,000	7,235
Mastercard, Inc., 1.90%, 3/15/31	1,000,000	797,668
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Morgan Stanley, 3.63%, 1/20/27	$451,000	$419,531
Morgan Stanley, 3.95%, 4/23/27	950,000	882,819
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(b)	440,000	404,475
Morgan Stanley, (SOFR + 0.560%), 1.16%, 10/21/25(b)	84,000	76,556
Morgan Stanley, (SOFR + 0.858%), 1.51%, 7/20/27(b)	224,000	190,778
Morgan Stanley, (SOFR + 1.178%), 2.24%, 7/21/32(b)	210,000	157,756
Morgan Stanley, (SOFR + 1.290%), 2.94%, 1/21/33(b)	2,450,000	1,936,880
Morgan Stanley, (SOFR + 1.360%), 2.48%, 9/16/36(b)	1,329,000	952,399
Morgan Stanley, (SOFR + 1.485%), 3.22%, 4/22/42(b)	132,000	91,994
Morgan Stanley, (SOFR + 1.669%), 4.68%, 7/17/26(b)	56,000	54,528
Morgan Stanley, (SOFR + 2.620%), 5.30%, 4/20/37(b)	153,000	137,479
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(b)	1,155,000	1,038,740
Morgan Stanley Direct Lending Fund, 4.50%, 2/11/27	1,310,000	1,162,267
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	200,000	139,250
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/27	150,000	129,637
National Community Renaissance Of California, 3.27%, 12/1/32	1,000,000	787,309
National Health Investors, Inc., 3.00%, 2/1/31	91,000	63,895
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(b)	140,000	135,811

See Notes to Financial Statements.
34   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Nuveen Finance LLC, 4.13%, 11/1/24(a)	$400,000	$389,557
Office Properties Income Trust, 3.45%, 10/15/31	52,000	31,418
OFS Capital Corp., 4.75%, 2/10/26	1,300,000	1,165,145
Omega Healthcare Investors, Inc., 3.25%, 4/15/33	154,000	109,395
Omega Healthcare Investors, Inc., 3.38%, 2/1/31	87,000	66,328
OneMain Finance Corp., 6.63%, 1/15/28	225,000	193,050
OneMain Finance Corp., 8.25%, 10/1/23	125,000	126,396
OWL Rock Core Income Corp., 7.75%, 9/16/27(a)	1,375,000	1,354,120
Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	1,000,000	912,863
Principal Life Global Funding II, 0.50%, 1/8/24(a)	82,000	77,522
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	379,619
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(b)	64,000	59,760
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(b)	183,000	180,303
Realty Income Corp., 3.25%, 1/15/31	285,000	243,200
Regency Centers L.P., 3.75%, 6/15/24	500,000	484,719
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	236,000	257,446
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	465,411
Santander Holdings USA, Inc., (SOFR + 2.328%), 5.81%, 9/9/26(b)	825,000	806,344
SBL Holdings, Inc., 5.00%, 2/18/31(a)	113,000	86,316
Sculptor Alternative Solutions LLC, 6.00%, 5/15/37(a)	1,720,000	1,563,308
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Security Benefit Global Funding, 1.25%, 5/17/24(a)	$84,000	$78,322
Signature Bank, 4.00%, 10/15/30(b)	150,000	139,667
SVB Financial Group, 2.10%, 5/15/28	1,050,000	850,693
SVB Financial Group, (SOFR + 1.713%), 4.35%, 4/29/28(b)	242,000	224,936
Synchrony Financial, 2.88%, 10/28/31	41,000	29,139
Synchrony Financial, 4.50%, 7/23/25	644,000	614,211
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(a)	210,000	143,156
Thirax 2 LLC, 2.32%, 1/22/34	963,626	835,847
Truist Financial Corp., (SOFR + 1.456%), 4.26%, 7/28/26(b)	107,000	104,062
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	321,000	312,390
US Bancorp, (5 year CMT + 0.950%), 2.49%, 11/3/36(b)	195,000	146,560
USAA Capital Corp., 2.13%, 5/1/30(a)	1,000,000	803,045
USAA Capital Corp., 3.38%, 5/1/25(a)	150,000	144,505
Valley National Bancorp, (SOFR + 2.360%), 3.00%, 6/15/31(b)	191,000	168,908
Visa, Inc., 1.90%, 4/15/27	1,000,000	888,544
Vornado Realty L.P., 2.15%, 6/1/26	78,000	65,277
Wells Fargo & Co., 3.07%, 4/30/41 (SOFR + 2.530%)(b)	800,000	549,077
Wells Fargo & Co., 4.30%, 7/22/27	819,000	765,715
Wells Fargo & Co., 5.61%, 1/15/44	76,000	68,341
Wells Fargo & Co., (SOFR + 1.262%), 2.57%, 2/11/31(b)	670,000	536,298
Wells Fargo & Co., (SOFR + 1.560%), 4.54%, 8/15/26(b)	850,000	822,295
Wells Fargo & Co., (SOFR + 2.130%), 4.61%, 4/25/53(b)	87,000	70,682
Weyerhaeuser Co., 4.00%, 3/9/52	58,000	42,475
Willis North America, Inc., 4.65%, 6/15/27	205,000	194,669

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   35

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
WR Berkley Corp., 4.00%, 5/12/50	$160,000	$120,779
Zions Bancorp NA, 3.25%, 10/29/29	271,000	222,596
Total Financial		69,654,941
INDUSTRIAL – 1.1%
AECOM, 5.13%, 3/15/27	125,000	116,663
Agilent Technologies, Inc., 2.30%, 3/12/31	138,000	107,652
Allegion US Holding Co., Inc., 5.41%, 7/1/32	92,000	85,332
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	62,000	48,488
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	164,000	158,318
Amsted Industries, Inc., 5.63%, 7/1/27(a)	200,000	184,000
Ball Corp., 3.13%, 9/15/31	100,000	75,375
Berry Global, Inc., 1.57%, 1/15/26	1,010,000	880,544
Boeing Co. (The), 2.20%, 2/4/26	1,150,000	1,020,553
Boeing Co. (The), 3.75%, 2/1/50	525,000	341,894
Burlington Northern Santa Fe LLC, 4.45%, 1/15/53	61,000	52,866
Carlisle Cos., Inc., 2.20%, 3/1/32	382,000	284,263
Carrier Global Corp., 3.38%, 4/5/40	164,000	118,565
Caterpillar Financial Services Corp., 1.70%, 1/8/27	114,000	100,629
Caterpillar Financial Services Corp., 3.65%, 8/12/25	205,000	199,241
CNH Industrial Capital LLC, 4.20%, 1/15/24	70,000	68,949
CSX Corp., 4.10%, 11/15/32	121,000	109,882
CSX Corp., 4.50%, 11/15/52	126,000	105,833
Flowserve Corp., 2.80%, 1/15/32	245,000	175,380
GATX Corp., 4.90%, 3/15/33	67,000	60,239
GATX Corp., Senior Note, 3.25%, 9/15/26	97,000	88,666
Illinois Tool Works, Inc., 3.50%, 3/1/24	82,000	80,880
John Deere Capital Corp., 3.40%, 6/6/25	297,000	287,041
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
John Deere Capital Corp., 1.30%, 10/13/26	$84,000	$73,266
John Deere Capital Corp., 4.05%, 9/8/25	70,000	68,866
Kansas City Southern, 4.70%, 5/1/48	64,000	54,811
Nature Conservancy (The), 3.86%, 2/1/24 (3 month USD LIBOR + 1.08%)(b)	520,000	519,065
Nature Conservancy (The), Series A, 1.51%, 7/1/29	300,000	246,543
Norfolk Southern Corp., 3.70%, 3/15/53	103,000	74,771
Parker-Hannifin Corp., 4.25%, 9/15/27	114,000	108,580
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26(a)	246,000	222,703
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.40%, 7/1/27(a)	98,000	91,963
Sonoco Products Co., 1.80%, 2/1/25	369,000	341,856
Standard Industries, Inc., 4.38%, 7/15/30(a)	175,000	133,875
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28(a)	125,000	105,610
Stanley Black & Decker, Inc., 2.30%, 2/24/25	168,000	158,498
Stanley Black & Decker, Inc., 3.00%, 5/15/32	73,000	59,671
Stanley Black & Decker, Inc., (5 year CMT + 2.657%), 4.00%, 3/15/60(b)	281,000	242,275
The Nature Conservancy, 3.96%, 3/1/52	1,000,000	813,872
Tote Shipholdings LLC, 3.40%, 10/16/40	1,000,000	895,074
Trimble, Inc., Senior Note, 4.90%, 6/15/28	56,000	53,257
Union Pacific Corp., 2.97%, 9/16/62	225,000	136,209
United Parcel Service, Inc., 3.90%, 4/1/25	110,000	107,871
Vontier Corp., 2.95%, 4/1/31	81,000	58,255
Xylem, Inc., 2.25%, 1/30/31	250,000	199,883
Total Industrial		9,518,027

See Notes to Financial Statements.
36   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – 0.6%
Apple, Inc., 1.40%, 8/5/28	$218,000	$181,551
Apple, Inc., 2.70%, 8/5/51	68,000	44,883
Apple, Inc., 2.80%, 2/8/61	102,000	63,499
Apple, Inc., 3.95%, 8/8/52	120,000	100,208
Apple, Inc., 4.10%, 8/8/62	88,000	72,141
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	469,796
Broadcom, Inc., 2.45%, 2/15/31(a)	139,000	104,756
Broadcom, Inc., 3.14%, 11/15/35(a)	434,000	304,103
Broadcom, Inc., 3.19%, 11/15/36(a)	184,000	125,846
Broadcom, Inc., 3.42%, 4/15/33(a)	809,000	617,442
Broadcom, Inc., 4.93%, 5/15/37(a)	224,000	184,704
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	315,000	273,223
CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	350,000	348,082
Dell International LLC/EMC Corp., 3.38%, 12/15/41(a)	150,000	92,820
Dell International LLC/EMC Corp., 8.10%, 7/15/36	98,000	103,701
Fidelity National Information Services, Inc., 5.63%, 7/15/52	84,000	74,462
Fiserv, Inc., 4.40%, 7/1/49	84,000	65,150
Hewlett Packard Enterprise Co., 1.75%, 4/1/26	349,000	310,502
HP, Inc., 5.50%, 1/15/33	61,000	54,133
Intel Corp., 4.15%, 8/5/32	1,319,000	1,201,135
KLA Corp., 4.95%, 7/15/52	104,000	94,477
Kyndryl Holdings, Inc., 2.05%, 10/15/26	61,000	48,995
Kyndryl Holdings, Inc., 3.15%, 10/15/31	22,000	14,752
Leidos, Inc., 4.38%, 5/15/30	108,000	94,652
Microsoft Corp., 2.92%, 3/17/52	122,000	86,046
Oracle Corp., 2.30%, 3/25/28	328,000	273,934
Oracle Corp., 4.00%, 11/15/47	173,000	115,919
Oracle Corp., Senior Bond, 3.80%, 11/15/37	269,000	195,164
Texas Instruments, Inc., 4.10%, 8/16/52	41,000	34,984
Total Technology		5,751,060

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – 3.2%
AEP Transmission Co. LLC, 4.25%, 9/15/48	$425,000	$346,757
AES Corp. (The), 2.45%, 1/15/31	1,000,000	765,006
Alabama Power Co., 3.75%, 3/1/45	170,000	127,849
Alexander Funding Trust, 1.84%, 11/15/23(a)	555,000	519,328
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	85,000	77,474
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	203,886
Atmos Energy Corp., 5.75%, 10/15/52	90,000	89,825
Avangrid, Inc., 3.20%, 4/15/25	378,000	357,461
Baltimore Gas & Electric Co., 4.55%, 6/1/52	42,000	36,037
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49(a)	1,000,000	751,468
Calpine Corp., 3.75%, 3/1/31(a)	450,000	352,125
CMS Energy Corp., (5 year CMT + 4.116%), 4.75%, 6/1/50(b)	97,000	81,965
Commonwealth Edison Co., 3.70%, 8/15/28	320,000	296,543
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	105,000	85,606
Consolidated Edison Co. of New York, Inc., 3.60%, 6/15/61	160,000	109,853
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	131,000	117,829
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(b)	50,000	46,550
Dominion Energy, Inc., Series C, 3.38%, 4/1/30	230,000	197,794
DTE Electric Co., 3.95%, 3/1/49	235,000	188,444
DTE Energy Co., 4.22%, 11/1/24	60,000	58,826
Duke Energy Florida LLC, 2.50%, 12/1/29	1,000,000	845,198

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   37

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Duke Energy Florida LLC, 3.80%, 7/15/28	$550,000	$514,021
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	41,080
Emera US Finance L.P., 3.55%, 6/15/26	400,000	371,474
Emera US Finance L.P., 4.75%, 6/15/46	193,000	151,575
Entergy Louisiana LLC, 4.20%, 9/1/48	310,000	249,227
Entergy Louisiana LLC, 4.75%, 9/15/52	36,000	31,307
Entergy Mississippi LLC, 3.50%, 6/1/51	34,000	24,013
Entergy Texas, Inc., 4.50%, 3/30/39	386,000	321,969
Entergy Texas, Inc., 5.00%, 9/15/52	36,000	32,173
Essential Utilities, Inc., 3.35%, 4/15/50	101,000	66,399
Florida Power & Light Co., 2.88%, 12/4/51	570,000	375,696
Georgia Power Co., Series A, 3.25%, 3/15/51	159,000	104,861
Interstate Power & Light Co., 3.50%, 9/30/49	84,000	59,884
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23(a)	400,000	403,185
ITC Holdings Corp., 4.95%, 9/22/27(a)	524,000	511,204
Jersey Central Power & Light Co., 2.75%, 3/1/32(a)	56,000	44,431
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(a)	1,131,000	855,895
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	578,067
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,203,038
National Rural Utilities Cooperative Finance Corp., 1.88%, 2/7/25	114,000	106,698
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	494,000	473,060
National Rural Utilities Cooperative Finance Corp., 4.15%, 12/15/32	1,149,000	1,051,357
New York State Electric & Gas Corp., 2.15%, 10/1/31(a)	1,225,000	948,791
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
NextEra Energy Capital Holdings, Inc., 2.94%, 3/21/24	$65,000	$63,144
Niagara Mohawk Power Corp., 1.96%, 6/27/30(a)	1,000,000	771,782
Niagara Mohawk Power Corp., 5.78%, 9/16/52(a)	850,000	804,528
Northwest Natural Gas Co., 3.08%, 12/1/51	1,000,000	589,899
Ohio Edison Co., 5.50%, 1/15/33(a)	930,000	916,659
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	667,624
Oncor Electric Delivery Co. LLC, 4.15%, 6/1/32(a)	114,000	106,127
Pacific Gas & Electric Co., 4.95%, 6/8/25	57,000	55,331
Pacific Gas and Electric Co., 3.95%, 12/1/47	107,000	67,959
Pacific Gas and Electric Co., 4.30%, 3/15/45	139,000	92,248
PacifiCorp, 2.90%, 6/15/52	748,000	478,629
PacifiCorp, 4.13%, 1/15/49	135,000	107,312
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	70,077
Public Service Co. of Colorado, 2.70%, 1/15/51	274,000	173,129
Public Service Co. of Colorado, 3.70%, 6/15/28	77,000	71,897
Public Service Co. of Colorado, 4.10%, 6/15/48	232,000	189,011
Public Service Co. of Oklahoma, Series J, 2.20%, 8/15/31	155,000	120,650
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	264,363
San Diego Gas & Electric Co., Series WWW, 2.95%, 8/15/51	1,375,000	893,207
SCE Recovery Funding LLC, 2.94%, 11/15/44	1,627,000	1,260,316
Southern California Edison Co., 1.10%, 4/1/24	355,000	334,478
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	81,741
Southern California Edison Co., Series C, 4.20%, 6/1/25	67,000	65,375

See Notes to Financial Statements.
38   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Southern California Gas Co., Series VV, 4.30%, 1/15/49	$75,000	$60,356
Southern Co. (The), 4.48%, 8/1/24	116,000	114,541
Southwestern Electric Power Co., 3.25%, 11/1/51	1,100,000	698,987
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	272,020
Spire Missouri, Inc., 3.30%, 6/1/51	64,000	42,913
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33(a)	411,350	373,300
Union Electric Co., 2.95%, 6/15/27	148,000	134,930
Union Electric Co., 3.90%, 4/1/52	1,148,000	901,427
Vistra Corp., (5 year CMT + 5.740%), 7.00%, 12/15/26(a)(b)(d)	1,000,000	873,010
Vistra Operations Co. LLC, 3.55%, 7/15/24(a)	305,000	290,613
Vistra Operations Co. LLC, 5.00%, 7/31/27(a)	100,000	90,325
Wisconsin Electric Power Co., 4.75%, 9/30/32	1,150,000	1,108,274
Wisconsin Power & Light Co., 3.95%, 9/1/32	1,000,000	903,590
Wisconsin Public Service Corp., 2.85%, 12/1/51	510,000	327,176
Total Utilities		28,612,177
TOTAL CORPORATE BONDS (Cost: $206,491,966)		173,357,722
ASSET-BACKED SECURITIES – 13.9%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, ABS, 3.20%, 12/20/30(a)	1,620,000	1,467,884
ACC Trust, Series 2022-1, Class A, ABS, 1.19%, 9/20/24(a)	818,378	810,831
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(a)	1,295,037	1,225,157
American Express Credit Account Master Trust, Series 2022-2, Class A, ABS, 3.39%, 5/15/27	2,750,000	2,660,553
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	$79,414	$79,137
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	300,000	297,326
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	500,000	492,548
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, 1/21/25	300,000	297,828
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, ABS, 1.01%, 1/19/27	300,000	273,546
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, ABS, 1.41%, 8/18/27	300,000	273,903
AMSR 2019-SFR1 Trust, Series 2019-SFR1, Class D, ABS, 3.25%, 1/19/39(a)	100,000	88,439
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, ABS, 5.30%, 6/21/28(a)	1,940,000	1,928,273
Antares CLO Ltd., Series 2019-1A, Class B, ABS, (3 month USD LIBOR + 2.550%), 5.26%, 7/20/31(a)(b)	1,940,000	1,848,643
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 3.87%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(b)	1,000,000	965,298
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25(a)	200,000	196,498
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25(a)	400,000	384,329
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26(a)	500,000	468,105

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   39

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, 8/20/26(a)	$300,000	$275,978
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, ABS, 1.38%, 8/20/27(a)	800,000	688,708
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A, ABS, 1.66%, 2/20/28(a)	900,000	769,253
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, ABS, 3.83%, 8/21/28(a)	1,000,000	944,582
Balboa Bay Loan Funding Ltd., Series 2020-1A, Class AR, ABS, (3 month USD LIBOR + 1.120%), 3.83%, 1/20/32(a)(b)	1,000,000	971,052
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.200%), 3.91%, 7/20/34(a)(b)	1,000,000	957,574
BHG Securitization Trust, Series 2022-C, Class B, ABS, 5.93%, 10/17/35(a)	1,690,000	1,661,348
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class A, ABS, (3 month USD LIBOR + 1.700%), 4.41%, 4/20/33(a)(b)	2,000,000	1,901,054
Business Jet Securities LLC, Series 2020-1A, Class A, ABS, 2.98%, 11/15/35(a)	111,416	101,618
Business Jet Securities LLC, Series 2022-1A, Class B, ABS, 5.19%, 6/15/37(a)	819,935	751,626
California Street CLO IX L.P., Series 2012-9A, Class CR3, ABS, (3 month USD LIBOR + 2.500%), 5.24%, 7/16/32(a)(b)	1,840,000	1,718,308
Capital Automotive REIT, Series 2020-1A, Class A1, ABS, 3.35%, 3/15/52(a)	1,136,800	988,679
Carlyle Global Market Strategies, Series 2021-5A, Class A1, ABS, (3 month USD LIBOR + 1.120%), 3.83%, 7/20/34(a)(b)	1,500,000	1,437,168
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Carmax Auto Owner Trust, Series 2021-1, Class C, ABS, 0.94%, 12/15/26	$400,000	$356,643
CarMax Auto Owner Trust, Series 2021-2, Class C, ABS, 1.34%, 2/16/27	200,000	181,895
CarMax Auto Owner Trust, Series 2021-3, Class C, ABS, 1.25%, 5/17/27	190,000	169,350
CarMax Auto Owner Trust, Series 2021-4, Class C, ABS, 1.38%, 7/15/27	200,000	181,018
CarMax Auto Owner Trust, Series 2022-1, Class C, ABS, 2.20%, 11/15/27	300,000	271,390
CarMax Auto Owner Trust, Series 2022-1, Class D, ABS, 2.47%, 7/17/28	100,000	90,237
CARS-DB4 L.P., Series 2020-1A, Class B1, 4.17%, 2/15/50(a)	540,000	499,856
CBAM Ltd., Series 2020-12A, Class AR, ABS, (3 month USD LIBOR + 1.180%), 3.89%, 7/20/34(a)(b)	1,750,000	1,675,719
CF Hippolyta Issuer LLC, Series 2022-1A, Class A1, ABS, 5.97%, 8/15/62(a)	500,000	483,042
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28%, 7/15/60(a)	358,996	313,941
CFG Investments Ltd., Series 2021-1, Class A, ABS, 4.70%, 5/20/32(a)	510,000	491,409
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1, 3.94%, 6/25/34 (1 month USD LIBOR + 0.855%)(b)	36,877	34,233
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	578,188
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, ABS, 2.57%, 7/20/51(a)	2,438,320	1,948,767
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46(a)	36,472	34,996
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/50(a)	221,525	197,076

See Notes to Financial Statements.
40   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, ABS, 1.00%, 5/15/30(a)	$1,000,000	$952,594
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, ABS, 1.94%, 2/18/31(a)	830,000	748,149
Diamond CLO Ltd., Series 2019-1A, Class DR, ABS, (3 month USD LIBOR + 3.400%), 6.18%, 4/25/29(a)(b)	1,300,000	1,222,786
DigitalBridge Issuer LLC, Series 2020-1A, Class A2, 3.93%, 9/25/51(a)	1,020,000	874,242
Drive Auto Receivables Trust, Series 2021-1, Class B, ABS, 0.65%, 7/15/25	94,519	94,216
Dryden 72 CLO Ltd., Series 2019-72A, Class AR, ABS, (3 month USD LIBOR + 1.080%), 3.99%, 5/15/32(a)(b)	1,510,000	1,458,717
Elevation CLO Ltd., Series 2021-13A, Class A1, ABS, (3 month USD LIBOR + 1.190%), 3.70%, 7/15/34(a)(b)	1,000,000	952,831
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 4.18%, 5/25/37 (1 month USD LIBOR + 1.10%)(a)(b)	6,143	6,099
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31(a)	26,177	26,165
Flexential Issuer, Series 2021-1A, Class A2, ABS, 3.25%, 11/27/51(a)	1,700,000	1,478,429
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(a)	300,000	288,403
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30(a)	1,000,000	984,042
Ford Credit Auto Owner Trust, Series 2020-1, Class B, ABS, 2.04%, 8/15/31(a)	800,000	743,885
Ford Credit Auto Owner Trust, Series 2020-2, Class A, ABS, 1.06%, 4/15/33(a)	200,000	177,125
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Ford Credit Auto Owner Trust, Series 2021-1, Class B, ABS, 1.61%, 10/17/33(a)	$120,000	$104,469
Ford Credit Auto Owner Trust, Series 2021-2, Class B, ABS, 1.91%, 5/15/34(a)	100,000	86,445
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	534,819
FREED ABS Trust, Series 2022-2CP, Class A, ABS, 3.03%, 5/18/29(a)	639,712	631,257
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/40(a)	902,062	805,541
Global SC Finance VII Srl, Series 2020-2A, Class A, 2.26%, 11/19/40(a)	234,859	208,794
Global SC Finance VII Srl, Series 2020-2A, Class B, 3.32%, 11/19/40(a)	195,712	173,932
GM Financial Revolving Receivables Trust, Series 2021-1, Class B, ABS, 1.49%, 6/12/34(a)	100,000	85,177
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, ABS, 3.21%, 1/22/29(a)	800,000	732,174
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, ABS, 2.10%, 5/20/48(a)	336,579	275,198
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, ABS, 2.31%, 10/20/48(a)	1,324,516	1,100,765
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, ABS, 2.70%, 1/20/49(a)	958,895	807,843
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class A, ABS, 4.95%, 7/20/49(a)	986,804	945,001
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41(a)	311,111	300,854
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42(a)	138,056	129,695

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   41

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
HERO Funding Trust, Series 2020-1A, Class A, 2.59%, 9/20/57(a)	$509,783	$461,291
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, ABS, 1.68%, 12/27/27(a)	400,000	342,076
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, ABS, 1.99%, 6/25/26(a)	2,000,000	1,823,726
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, ABS, 1.21%, 12/26/25(a)	400,000	366,067
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, ABS, 2.33%, 6/26/28(a)	1,100,000	961,645
Home Equity Asset Trust, Series 2003-1, Class M1, 4.58%, 6/25/33 (1 month USD LIBOR + 1.50%)(b)	2,942	2,891
Home Partners of America Trust, Series 2021-3, Class A, ABS, 2.20%, 1/17/41(a)	371,201	318,199
Jamestown CLO XIV Ltd., Series 2019-14A, Class A1AR, ABS, (3 month USD LIBOR + 1.200%), 3.91%, 10/20/34(a)(b)	1,125,000	1,081,415
KVK CLO Ltd., Series 2016-1A, Class A1R2, ABS, (3 month USD LIBOR + 1.210%), 3.72%, 10/15/34(a)(b)	750,000	719,735
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48(a)	42,502	41,629
Lendmark Funding Trust, Series 2019-2A, Class A, ABS, 2.78%, 4/20/28(a)	800,000	778,245
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,085,908	1,062,627
Loanpal Solar Loan 2021-1 Ltd., Series 2021-1GS, Class A, ABS, 2.29%, 1/20/48(a)	704,696	578,005
Loanpal Solar Loan 2021-2 Ltd., Series 2021-2GS, Class A, ABS, 2.22%, 3/20/48(a)	389,441	309,763
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Logan CLO I Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.160%), 3.87%, 7/20/34(a)(b)	$1,000,000	$958,455
MCA Fund Holding LLC, Series 2020-1, Class A, ABS, 3.25%, 11/15/35(a)	598,999	574,797
Midocean Credit CLO IX, Series 2018-9A, Class A1, 3.86%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(b)	500,000	482,741
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42(a)	100,000	97,098
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41(a)	300,000	289,778
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(a)	300,000	275,220
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, ABS, 2.82%, 4/22/31(a)	2,200,000	2,009,700
Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46(a)	534,868	461,055
Mosaic Solar Loan Trust, Series 2020-2A, Class A, 1.44%, 8/20/46(a)	599,199	500,333
Mosaic Solar Loan Trust, Series 2021-1A, Class B, ABS, 2.05%, 12/20/46(a)	675,954	531,822
Mosaic Solar Loan Trust, Series 2021-3A, Class A, ABS, 1.44%, 6/20/52(a)	1,425,602	1,153,132
Mosaic Solar Loan Trust, Series 2021-3A, Class C, ABS, 1.77%, 6/20/52(a)	400,000	343,328
Mountain View CLO IX Ltd., Series 2015-9A, Class A1R, 3.63%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(b)	1,000,000	959,182
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49(a)	384,638	358,554
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34(a)	899,770	863,837

See Notes to Financial Statements.
42   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42(a)	$34,355	$33,983
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68(a)	128,410	123,090
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69(a)	169,951	155,372
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, 5/15/69(a)	138,117	124,784
Neuberger Berman Loan Advisers Clo 40 Ltd., Series 2021-40A, Class A, ABS, (3 month USD LIBOR + 1.060%), 3.80%, 4/16/33(a)(b)	1,010,000	980,471
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, ABS, 2.41%, 10/20/61(a)	1,730,000	1,445,587
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1, Class AT1, ABS, 1.04%, 12/16/52(a)	540,000	534,235
Newtek Small Business Loan Trust, Series 2018-1, Class A (PRIME – 0.55%), 5.70%, 2/25/44 (1 month USD LIBOR + 1.70%)(a)(b)	308,310	304,232
Newtek Small Business Loan Trust, Series 2019-2, Class A (PRIME + 0.75%), 7.00%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(b)	148,374	146,621
NextGear Floorplan Master Owner Trust, Series 2022-1, Class A, ABS, 2.80%, 3/15/27(a)	1,320,000	1,247,718
NFAS2 LLC, Series 2022-1, Class A, ABS, 6.86%, 9/15/28(a)	830,000	818,903
Northwoods Capital XV Ltd., Series 2017-15A, Class A1R, ABS, (3 month USD LIBOR + 1.210%), 4.74%, 6/20/34(a)(b)	2,000,000	1,908,242
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53(a)	509,903	486,550
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
NRZ Advance Receivables Trust, Series 2020-T3, Class AT3, ABS, 1.32%, 10/15/52(a)	$200,000	$199,633
NXT Capital CLO LLC, Series 2020-1A, Class C, ABS, (3 month USD LIBOR + 3.350%), 6.06%, 1/20/31(a)(b)	1,620,000	1,500,089
Ocean Trails CLO V, Series 2014-5A, Class ARR, (3 month USD LIBOR + 1.280%), 3.74%, 10/13/31(a)(b)	1,474,373	1,415,624
OCP CLO Ltd., Series 2015-9A, Class A1R2, (SOFR + 1.250%), 2.10%, 1/15/33(a)(b)	1,000,000	967,879
OnDeck Asset Securitization Trust III LLC, Series 2021-1A, Class B, ABS, 2.28%, 5/17/27(a)	2,050,000	1,853,648
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27(a)	900,000	855,002
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class B, ABS, 1.26%, 7/14/28(a)	600,000	533,801
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 5/14/32(a)	128,725	127,932
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.75%, 9/14/35(a)	600,000	528,223
OneMain Financial Issuance Trust, Series 2021-1A, Class A2, ABS, (SOFR30A + 0.760%), 3.05%, 6/16/36(a)(b)	600,000	577,090
Oportun Funding XIV LLC, Series 2021-A, Class A, ABS, 1.21%, 3/8/28(a)	1,500,000	1,392,687
Oportun Issuance Trust, Series 2021-B, Class C, ABS, 3.65%, 5/8/31(a)	1,290,000	1,165,908
Oscar US Funding XIII LLC, Series 2021-2A, Class A3, ABS, 0.86%, 9/10/25(a)	1,500,000	1,406,147
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27(a)	319,080	315,855

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   43

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.10%, 2/15/28(a)	$467,182	$461,533
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, (3 month USD LIBOR + 2.300%), 5.30%, 11/25/28(a)(b)	730,000	698,760
Pawneee Equipment Receivables LLC, Series 2022-1, Class A3, ABS, 5.17%, 2/15/28(a)	1,140,000	1,120,809
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, ABS, (1 month USD LIBOR + 0.530%), 3.61%, 5/25/70(a)(b)	423,478	412,543
PFS Financing Corp., Series 2022-D, Class A, ABS, 4.27%, 8/15/27(a)	2,350,000	2,275,863
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A (PRIME - 0.50%), 5.75%, 12/27/44(a)(b)	231,786	222,344
Regatta VII Funding Ltd., Series 2016-4A, Class A1, ABS, (3 month USD LIBOR + 1.150%), 4.68%, 6/20/34(a)(b)	1,500,000	1,436,992
Regional Management Issuance Trust, Series 2020-1, Class A, 2.34%, 10/15/30(a)	320,000	295,605
Regional Management Issuance Trust, Series 2021-1, Class A, ABS, 1.68%, 3/17/31(a)	1,870,000	1,671,935
Renew, Series 2018-1, Class A, 3.95%, 9/20/53(a)	178,307	162,590
Renew, Series 2021-1, Class A, ABS, 2.06%, 11/20/56(a)	745,371	632,711
Republic Finance Issuance Trust, Series 2020-A, Class B, ABS, 3.54%, 11/20/30(a)	600,000	548,190
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45(a)	740,000	702,075
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, ABS, 5.00%, 6/20/47(a)	600,000	553,424
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	$285,379	$283,302
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, ABS, 1.01%, 1/15/26	278,274	275,049
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, ABS, 0.90%, 6/15/26	300,000	292,293
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, ABS, 1.35%, 7/15/27	500,000	471,159
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, ABS, 0.95%, 9/15/27	400,000	386,389
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, ABS, 1.26%, 2/16/27	600,000	573,214
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.95%, 2/15/46(a)	148,927	135,152
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48(a)	78,960	76,768
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48(a)	163,974	153,604
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.54%, 5/15/46(a)	293,019	273,201
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(a)	1,224,492	1,209,202
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49(a)	1,002,401	897,629
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, ABS, 2.12%, 6/20/51(a)	1,142,813	951,486
STWD Ltd., Series 2019-FL1, Class B (SOFR30A + 1.714%), 4.64%, 7/15/38(a)(b)	470,000	462,053

See Notes to Financial Statements.
44   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
STWD Ltd., Series 2019-FL1, Class C (SOFR30A + 2.064%), 4.99%, 7/15/38(a)(b)	$280,000	$274,204
Summit Issuer LLC, Series 2020-1A, Class A2, ABS, 2.29%, 12/20/50(a)	1,620,000	1,422,400
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49(a)	228,680	213,894
Sunrun Demeter Issuer, Series 2021-2A, Class A, ABS, 2.27%, 1/30/57(a)	1,234,696	951,016
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, ABS, 4.75%, 7/30/57(a)	995,991	903,138
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(a)	374,010	339,935
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33(a)	971,951	955,216
TCW CLO Ltd., Series 2017-1A, Class A1RR, ABS, (3 month USD LIBOR + 1.180%), 3.99%, 10/29/34(a)(b)	750,000	719,690
Tesla Auto Lease Trust, Series 2020-A, Class D, ABS, 2.33%, 2/20/24(a)	800,000	784,633
Tesla Auto Lease Trust, Series 2021-A, Class A3, ABS, 0.56%, 3/20/25(a)	1,000,000	964,360
Tesla Auto Lease Trust, Series 2021-B, Class A3, ABS, 0.60%, 9/22/25(a)	1,200,000	1,124,923
TH Msrissuer Trust, Series 2019-FT1, Class A, 5.88%, 6/25/24 (1 month USD LIBOR + 2.80%)(a)(b)	450,000	416,952
Towd Point Mortgage Trust, Series 2020-4, Class A1, ABS, 1.75%, 10/25/60(a)	152,926	136,179
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33(a)	300,000	273,931
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A2, ABS, 0.14%, 1/16/24	426,819	425,216
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 4.17%, 7/20/32 (3 month USD LIBOR + 1.46%)(a)(b)	$500,000	$484,163
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44(a)	818,946	781,682
VCP RRL ABS I Ltd., Series 2021-1A, Class A, ABS, 2.15%, 10/20/31(a)	697,454	633,343
Veros Auto Receivables Trust, Series 2022-1, Class A, ABS, 3.47%, 12/15/25(a)	638,499	623,567
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(a)	232,535	205,487
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48(a)	732,013	677,949
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49(a)	456,250	418,040
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, ABS, 4.85%, 9/15/27(a)	1,350,000	1,319,502
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	305,349	303,822
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	98,709
World Omni Select Auto Trust, Series 2021-A, Class C, ABS, 1.09%, 11/15/27	100,000	91,629
Zais CLO 9 Ltd., Series 2018-2A, Class A, 3.91%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(b)	970,261	932,120
TOTAL ASSET-BACKED SECURITIES (Cost: $133,936,526)		125,329,880
U.S. GOVERNMENT AGENCIES – 14.0%
Federal Home Loan Mortgage Corp., 0.25%, 8/24/23	1,050,000	1,013,572
Federal Home Loan Mortgage Corp., 1.50%, 11/1/50	436,154	335,030
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	109,046	97,778
Federal Home Loan Mortgage Corp., 2.00%, 9/1/50	2,469,947	2,011,767
Federal Home Loan Mortgage Corp., 2.00%, 10/1/51	494,442	401,792

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   45

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 2.00%, 1/1/52	$48,540	$39,579
Federal Home Loan Mortgage Corp., 2.00%, 3/1/52	2,149,182	1,748,415
Federal Home Loan Mortgage Corp., 2.50%, 6/1/28	67,526	64,460
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	10,393,564	8,782,205
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	305,884	258,843
Federal Home Loan Mortgage Corp., 2.50%, 4/1/51	2,615,028	2,207,994
Federal Home Loan Mortgage Corp., 2.50%, 10/1/51	2,251,423	1,896,753
Federal Home Loan Mortgage Corp., 2.50%, 10/1/51	380,430	321,523
Federal Home Loan Mortgage Corp., 2.50%, 11/1/51	1,023,374	861,952
Federal Home Loan Mortgage Corp., 2.50%, 12/1/51	1,470,398	1,237,775
Federal Home Loan Mortgage Corp., 2.50%, 2/1/52	1,683,766	1,422,797
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	170,962	161,630
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	245,100	224,202
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	502,012	450,769
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	208,797	186,194
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	711,044	631,779
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	255,865	226,959
Federal Home Loan Mortgage Corp., 3.00%, 10/1/49	64,445	56,573
Federal Home Loan Mortgage Corp., 3.00%, 2/1/50	362,994	318,545
Federal Home Loan Mortgage Corp., 3.00%, 1/1/52	1,433,850	1,259,945
Federal Home Loan Mortgage Corp., 3.00%, 4/1/52	76,606	67,056
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	63,297	58,446
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	308,165	282,726
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	136,216	125,249
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	189,656	174,391
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	$125,713	$115,594
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	153,417	140,334
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	139,964	128,003
Federal Home Loan Mortgage Corp., 3.50%, 11/1/51	497,923	451,944
Federal Home Loan Mortgage Corp., 3.50%, 5/1/52	—	1,041,606
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	94,919	90,573
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	3,786	3,597
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	176,087	168,061
Federal Home Loan Mortgage Corp., 4.00%, 10/1/47	72,835	69,026
Federal Home Loan Mortgage Corp., 4.00%, 6/1/48	731,753	692,263
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	1,937,226	1,831,130
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	39,311	37,200
Federal Home Loan Mortgage Corp., 4.00%, 9/1/52	—	3,217,764
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	216,444	210,030
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	27,499	27,010
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	48,347	46,687
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	51,300	49,696
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	113,552	109,810
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	128,733	125,659
Federal Home Loan Mortgage Corp., 4.50%, 6/1/52	386,664	369,396
Federal Home Loan Mortgage Corp., 4.50%, 7/1/52	375,501	358,732
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	116,639	117,694
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	911,276
Federal National Mortgage Association, 0.88%, 8/5/30	1,615,000	1,263,161

See Notes to Financial Statements.
46   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 1.50%, 10/1/50	$404,192	$311,097
Federal National Mortgage Association, 1.50%, 12/1/50	1,837,189	1,413,345
Federal National Mortgage Association, 1.63%, 1/7/25	340,000	320,776
Federal National Mortgage Association, 2.00%, 12/1/40	515,385	431,884
Federal National Mortgage Association, 2.00%, 2/1/41	431,891	361,850
Federal National Mortgage Association, 2.00%, 5/1/41	863,714	723,724
Federal National Mortgage Association, 2.00%, 10/1/50	1,582,929	1,290,811
Federal National Mortgage Association, 2.00%, 11/1/50	401,022	326,915
Federal National Mortgage Association, 2.00%, 1/1/51	835,203	681,878
Federal National Mortgage Association, 2.00%, 1/1/51	413,631	337,098
Federal National Mortgage Association, 2.00%, 2/1/51	450,269	366,987
Federal National Mortgage Association, 2.00%, 4/1/51	1,858,354	1,513,165
Federal National Mortgage Association, 2.00%, 5/1/51	2,437,703	1,984,367
Federal National Mortgage Association, 2.00%, 2/1/52	1,004,319	817,049
Federal National Mortgage Association, 2.50%, 4/1/31	390,937	362,744
Federal National Mortgage Association, 2.50%, 5/1/43	203,117	172,751
Federal National Mortgage Association, 2.50%, 8/1/46	501,498	424,852
Federal National Mortgage Association, 2.50%, 9/1/46	41,385	35,058
Federal National Mortgage Association, 2.50%, 10/1/46	126,134	106,382
Federal National Mortgage Association, 2.50%, 8/1/50	625,751	529,123
Federal National Mortgage Association, 2.50%, 10/1/50	321,953	272,225
Federal National Mortgage Association, 2.50%, 2/1/51	236,087	201,090
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 2.50%, 4/1/51	$1,608,037	$1,358,001
Federal National Mortgage Association, 2.50%, 4/1/51	370,376	313,417
Federal National Mortgage Association, 2.50%, 8/1/51	989,217	834,135
Federal National Mortgage Association, 2.50%, 2/1/52	537,326	453,708
Federal National Mortgage Association, 2.50%, 2/1/52	1,527,700	1,285,540
Federal National Mortgage Association, 2.50%, 2/1/52	1,336,123	1,129,035
Federal National Mortgage Association, 2.50%, 3/1/52	629,136	531,233
Federal National Mortgage Association, 2.50%, 3/1/52	2,979,222	2,505,736
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	969,926
Federal National Mortgage Association, 3.00%, 5/1/30	120,972	114,246
Federal National Mortgage Association, 3.00%, 5/1/32	382,051	356,071
Federal National Mortgage Association, 3.00%, 10/1/32	300,019	279,610
Federal National Mortgage Association, 3.00%, 9/1/37	471,400	438,017
Federal National Mortgage Association, 3.00%, 5/1/40	223,300	199,120
Federal National Mortgage Association, 3.00%, 5/1/43	357,639	320,350
Federal National Mortgage Association, 3.00%, 9/1/46	122,427	108,925
Federal National Mortgage Association, 3.00%, 11/1/46	184,794	164,269
Federal National Mortgage Association, 3.00%, 11/1/46	215,108	191,006
Federal National Mortgage Association, 3.00%, 1/1/47	214,981	190,731
Federal National Mortgage Association, 3.00%, 2/1/47	1,099,191	984,679
Federal National Mortgage Association, 3.00%, 2/25/47	349,322	319,052
Federal National Mortgage Association, 3.00%, 12/1/49	345,015	302,524
Federal National Mortgage Association, 3.00%, 2/1/50	860,975	756,174

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   47

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.00%, 7/1/50	$4,364,273	$3,838,654
Federal National Mortgage Association, 3.00%, 9/1/51	337,761	297,343
Federal National Mortgage Association, 3.00%, 2/1/52	4,179,392	3,642,870
Federal National Mortgage Association, 3.00%, 3/1/52	484,190	423,063
Federal National Mortgage Association, 3.00%, 4/1/52	490,923	428,526
Federal National Mortgage Association, 3.00%, 4/1/52	89,233	78,109
Federal National Mortgage Association, 3.00%, 4/1/52	1,553,361	1,356,367
Federal National Mortgage Association, 3.00%, 4/1/52	112,562	98,528
Federal National Mortgage Association, 3.00%, 4/1/52	723,320	633,143
Federal National Mortgage Association, 3.00%, 4/1/52	509,900	445,381
Federal National Mortgage Association, 3.50%, 12/1/30	30,962	29,458
Federal National Mortgage Association, 3.50%, 1/1/35	117,343	111,155
Federal National Mortgage Association, 3.50%, 6/1/37	968,491	917,906
Federal National Mortgage Association, 3.50%, 10/1/37	680,000	643,184
Federal National Mortgage Association, 3.50%, 5/1/40	76,238	70,613
Federal National Mortgage Association, 3.50%, 1/1/41	190,277	175,049
Federal National Mortgage Association, 3.50%, 8/1/42	153,990	141,454
Federal National Mortgage Association, 3.50%, 11/1/42	229,628	210,915
Federal National Mortgage Association, 3.50%, 8/1/43	107,125	98,387
Federal National Mortgage Association, 3.50%, 1/1/45	11,268	10,401
Federal National Mortgage Association, 3.50%, 12/1/45	167,341	153,762
Federal National Mortgage Association, 3.50%, 12/1/45	246,335	226,370
Federal National Mortgage Association, 3.50%, 8/1/46	186,677	171,494
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.50%, 12/1/46	$103,538	$95,123
Federal National Mortgage Association, 3.50%, 12/1/46	87,337	80,064
Federal National Mortgage Association, 3.50%, 1/1/47	99,752	91,292
Federal National Mortgage Association, 3.50%, 4/1/47	301,293	274,140
Federal National Mortgage Association, 3.50%, 9/1/47	137,039	125,339
Federal National Mortgage Association, 3.50%, 11/1/47	42,614	38,851
Federal National Mortgage Association, 3.50%, 11/1/47	5,109	4,693
Federal National Mortgage Association, 3.50%, 6/1/48	163,503	149,493
Federal National Mortgage Association, 3.50%, 6/1/48	150,876	137,914
Federal National Mortgage Association, 3.50%, 11/1/48	208,509	190,719
Federal National Mortgage Association, 3.50%, 3/1/49	180,542	164,426
Federal National Mortgage Association, 3.50%, 6/1/49	73,911	67,597
Federal National Mortgage Association, 3.50%, 4/1/50	1,190,025	1,075,975
Federal National Mortgage Association, 3.50%, 2/1/52	985,977	893,555
Federal National Mortgage Association, 3.50%, 3/1/52	1,575,233	1,419,668
Federal National Mortgage Association, 3.50%, 5/1/52	522,301	470,656
Federal National Mortgage Association, 3.50%, 7/1/52	—	2,277,854
Federal National Mortgage Association, 3.50%, 9/1/52	1,582,475	1,426,226
Federal National Mortgage Association, 4.00%, 9/1/40	135,567	129,229
Federal National Mortgage Association, 4.00%, 3/1/41	249,605	237,948
Federal National Mortgage Association, 4.00%, 9/1/42	27,115	25,744
Federal National Mortgage Association, 4.00%, 1/1/44	8,049	7,662
Federal National Mortgage Association, 4.00%, 1/1/45	10,695	10,125

See Notes to Financial Statements.
48   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 4.00%, 12/1/45	$9,982	$9,486
Federal National Mortgage Association, 4.00%, 12/1/45	269,825	255,153
Federal National Mortgage Association, 4.00%, 7/1/46	241,522	228,264
Federal National Mortgage Association, 4.00%, 3/1/47	125,485	117,711
Federal National Mortgage Association, 4.00%, 9/1/47	160,808	152,130
Federal National Mortgage Association, 4.00%, 10/1/47	78,497	74,300
Federal National Mortgage Association, 4.00%, 12/1/47	99,746	94,565
Federal National Mortgage Association, 4.00%, 12/1/47	50,267	47,393
Federal National Mortgage Association, 4.00%, 1/1/48	212,327	200,947
Federal National Mortgage Association, 4.00%, 4/1/48	74,134	70,248
Federal National Mortgage Association, 4.00%, 3/1/49	1,308,170	1,236,525
Federal National Mortgage Association, 4.00%, 4/1/52	487,522	455,340
Federal National Mortgage Association, 4.00%, 5/1/52	1,652,367	1,535,709
Federal National Mortgage Association, 4.00%, 6/1/52	479,880	445,805
Federal National Mortgage Association, 4.00%, 7/1/52	1,227,723	1,140,533
Federal National Mortgage Association, 4.00%, 9/1/52	2,050,939	1,904,012
Federal National Mortgage Association, 4.50%, 9/1/40	136,409	133,294
Federal National Mortgage Association, 4.50%, 2/1/41	270,101	264,618
Federal National Mortgage Association, 4.50%, 9/1/42	2,272	2,211
Federal National Mortgage Association, 4.50%, 12/1/43	13,558	13,188
Federal National Mortgage Association, 4.50%, 7/1/46	97,965	95,328
Federal National Mortgage Association, 4.50%, 11/1/47	41,348	40,107
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 4.50%, 1/1/48	$117,918	$114,984
Federal National Mortgage Association, 4.50%, 2/1/48	21,091	20,567
Federal National Mortgage Association, 4.50%, 3/1/48	73,539	71,148
Federal National Mortgage Association, 4.50%, 3/1/48	85,449	83,324
Federal National Mortgage Association, 4.50%, 5/1/48	92,703	90,399
Federal National Mortgage Association, 4.50%, 5/1/48	65,604	63,973
Federal National Mortgage Association, 4.50%, 6/1/52	198,312	189,456
Federal National Mortgage Association, 4.50%, 7/1/52	161,668	154,448
Federal National Mortgage Association, 4.50%, 8/1/52	1,642,651	4,298,197
Federal National Mortgage Association, 4.50%, 9/1/52	—	3,299,762
Federal National Mortgage Association, 5.00%, 9/1/40	106,999	107,841
Federal National Mortgage Association, 5.00%, 2/1/41	81,919	82,566
Federal National Mortgage Association, 5.00%, 7/1/44	199,095	203,666
Federal National Mortgage Association, 5.00%, 5/1/48	45,619	45,099
Federal National Mortgage Association, 5.00%, 8/1/48	18,435	18,239
Federal National Mortgage Association, 5.00%, 7/1/52	840,071	819,236
Federal National Mortgage Association, 5.00%, 8/1/52	1,276,701	1,245,016
Federal National Mortgage Association, 5.00%, 9/1/52	208,690	203,512
Federal National Mortgage Association, 5.50%, 2/1/42	44,138	45,347
Government National Mortgage Association, 2.00%, 3/20/51	400,391	335,973
Government National Mortgage Association, 2.00%, 7/20/51	485,935	407,112
Government National Mortgage Association, 2.00%, 10/20/51	204,494	171,122
Government National Mortgage Association, 2.50%, 12/20/46	85,830	73,954

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   49

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 2.50%, 10/20/50	$1,377,825	$1,176,044
Government National Mortgage Association, 2.50%, 8/20/51	357,976	308,960
Government National Mortgage Association, 2.50%, 11/20/51	465,934	401,786
Government National Mortgage Association, 3.00%, 12/20/42	192,866	173,441
Government National Mortgage Association, 3.00%, 12/20/45	59,366	53,197
Government National Mortgage Association, 3.00%, 9/20/46	87,423	78,463
Government National Mortgage Association, 3.00%, 10/20/46	181,941	162,968
Government National Mortgage Association, 3.00%, 2/20/47	210,945	188,674
Government National Mortgage Association, 3.00%, 4/20/47	142,549	127,834
Government National Mortgage Association, 3.00%, 12/20/47	64,323	57,630
Government National Mortgage Association, 3.00%, 1/20/48	133,707	119,796
Government National Mortgage Association, 3.00%, 9/20/49	104,143	92,859
Government National Mortgage Association, 3.00%, 12/20/49	207,250	184,781
Government National Mortgage Association, 3.00%, 1/20/50	479,911	427,749
Government National Mortgage Association, 3.00%, 4/15/50	194,558	171,891
Government National Mortgage Association, 3.00%, 8/20/50	293,193	260,845
Government National Mortgage Association, 3.00%, 8/20/50	411,989	366,410
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.00%, 8/20/50	$230,549	$204,958
Government National Mortgage Association, 3.00%, 10/20/50	154,487	137,275
Government National Mortgage Association, 3.00%, 10/20/50	244,683	217,208
Government National Mortgage Association, 3.00%, 7/20/51	272,753	242,529
Government National Mortgage Association, 3.00%, 12/20/51	518,789	459,466
Government National Mortgage Association, 3.00%, 4/20/52	489,506	433,453
Government National Mortgage Association, 3.00%, 5/20/52	2,645,730	2,342,656
Government National Mortgage Association, 3.50%, 2/20/42	159,630	148,030
Government National Mortgage Association, 3.50%, 7/20/42	232,787	216,197
Government National Mortgage Association, 3.50%, 11/20/42	105,438	97,878
Government National Mortgage Association, 3.50%, 8/20/45	40,933	37,918
Government National Mortgage Association, 3.50%, 9/20/45	40,826	37,746
Government National Mortgage Association, 3.50%, 4/20/46	58,662	54,212
Government National Mortgage Association, 3.50%, 12/20/46	331,502	306,299
Government National Mortgage Association, 3.50%, 11/20/47	110,599	101,835
Government National Mortgage Association, 3.50%, 1/20/48	114,349	105,322
Government National Mortgage Association, 3.50%, 11/20/48	455,969	419,523

See Notes to Financial Statements.
50   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.50%, 8/20/50	$166,019	$152,013
Government National Mortgage Association, 3.50%, 8/20/50	150,617	138,495
Government National Mortgage Association, 3.50%, 8/20/50	208,595	191,066
Government National Mortgage Association, 3.50%, 10/20/50	67,589	61,908
Government National Mortgage Association, 3.50%, 1/20/52	991,561	904,517
Government National Mortgage Association, 3.50%, 7/20/52	386,530	352,336
Government National Mortgage Association, 4.00%, 11/20/40	78,966	75,417
Government National Mortgage Association, 4.00%, 2/20/46	162,464	154,188
Government National Mortgage Association, 4.00%, 3/20/46	62,197	58,494
Government National Mortgage Association, 4.00%, 5/20/47	89,465	84,914
Government National Mortgage Association, 4.00%, 8/20/47	45,831	43,502
Government National Mortgage Association, 4.00%, 9/20/47	696,674	662,977
Government National Mortgage Association, 4.50%, 9/20/39	81,774	80,809
Government National Mortgage Association, 4.50%, 7/20/41	46,609	46,058
Government National Mortgage Association, 4.50%, 2/20/47	28,843	28,364
Government National Mortgage Association, 4.50%, 8/20/47	43,975	42,771
Government National Mortgage Association, 4.50%, 1/20/48	142,468	138,537
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 4.50%, 3/20/48	$28,001	$27,227
Government National Mortgage Association, 4.50%, 7/20/48	56,076	54,460
Government National Mortgage Association, 4.50%, 6/20/49	156,480	151,116
Government National Mortgage Association, 5.00%, 7/20/45	118,248	119,380
Tennessee Valley Authority, 1.50%, 9/15/31	145,000	115,817
United States Department of Housing and Urban Development, Series 2019, 2.87%, 8/1/27	1,000,000	928,952
United States International Development Finance Corp., 3.43%, 6/1/33	996,970	932,745
United States International Development Finance Corp., Series 1, 1.65%, 4/15/28	1,000,000	872,833
United States International Development Finance Corp., Series 3, 1.05%, 10/15/29	839,731	735,879
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $141,484,944)		126,922,462
COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.0%
Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/25(a)(b)	837,098	775,865
Alen Mortgage Trust, Series 2021-ACEN, Class C, (1 month USD LIBOR + 2.250%), 5.07%, 4/15/34(a)(b)	1,000,000	930,063
Angel Oak Mortgage Trust, Series 2021-8, Class A3, CMO, 2.84%, 11/25/66(a)(b)	100,000	66,203
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 3.67%, 9/15/34 (1 month USD LIBOR + 0.85%)(a)(b)	400,000	391,743
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	540,395
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	418,319

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   51

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
BANK, Series 2020-BN28, Class A3, 1.58%, 3/15/63	$1,200,000	$926,903
BANK, Series 2020-BN29, Class A3, 1.74%, 11/15/53	500,000	387,657
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 4.68%, 7/25/29 (1 month USD LIBOR + 1.60%)(a)(b)	37,261	37,226
Bellemeade Re Ltd., Series 2021-2A, Class M1A, CMO, (SOFR30A + 1.200%), 3.48%, 6/25/31(a)(b)	461,484	454,840
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.000%), 3.28%, 9/25/31(a)(b)	282,848	278,681
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.750%), 4.03%, 3/25/31(a)(b)	179,846	179,383
Bellemeade Re Ltd., Series 2022-1, Class M1A, CMO, (SOFR30A + 1.750%), 4.03%, 1/26/32(a)(b)	760,000	752,880
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	487,792
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 3/15/62(a)(b)	250,000	187,865
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	765,703
Benchmark Mortgage Trust, Series 2020-B19, Class A4, 1.55%, 9/15/53	1,200,000	953,937
Benchmark Mortgage Trust, Series 2020-B20, Class A4, 1.75%, 10/15/53	1,300,000	1,027,653
Benchmark Mortgage Trust, Series 2020-B21, Class A4, 1.70%, 12/17/53	500,000	390,808
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48(a)	1,500,000	1,399,945
Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, 3/15/54	550,000	462,900
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, 3/15/54	$600,000	$486,110
Benchmark Mortgage Trust, Series 2021-B25, Class A3, 1.91%, 4/15/54	1,200,000	1,002,639
Benchmark Mortgage Trust, Series 2021-B25, Class A4, 2.27%, 4/15/54	800,000	649,779
Benchmark Mortgage Trust, Series 2021-B30, Class A4, 2.33%, 11/15/54	3,000,000	2,376,633
Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, 12/15/54	1,200,000	957,817
BMO 2022-C1 Mortgage Trust, Series 2022-C1, Class 360B, 4.07%, 2/15/42(a)(b)	1,000,000	786,822
BMO 2022-C3 Mortgage Trust, Series 2022-C3, Class A5, 5.31%, 9/15/54	1,000,000	1,005,333
BX Commercial Mortgage Trust, Series 2022-AHP, Class C (SOFR30A + 2.090%), 4.94%, 1/17/39(a)(b)	1,000,000	955,166
BXMT Ltd., Series 2020-FL2, Class A, (SOFR30 + 1.014%), 3.94%, 2/15/38(a)(b)	840,000	830,346
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	675,882
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49(b)	500,000	445,804
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	766,057
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39(a)	250,000	203,612
Century Plaza Towers, Series 2019-CPT, Class E, 3.10%, 11/13/39(a)(b)	488,000	342,714
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	93,125	89,507

See Notes to Financial Statements.
52   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Citigroup Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/31(a)(b)	$1,000,000	$962,819
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	104,127
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	697,911
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	280,000	239,037
COMM Mortgage Trust, Series 2013-LC13, Class D, 5.43%, 8/10/46(a)(b)	500,000	461,251
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/39(a)	1,000,000	865,462
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2, CMO, (SOFR30A + 1.550%), 3.83%, 10/25/41(a)(b)	30,000	28,497
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, CMO, (SOFR30A + 1.900%), 4.18%, 12/25/41(a)(b)	630,000	573,697
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.750%), 5.78%, 3/25/42(a)(b)	435,000	413,251
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, CMO, (SOFR30A + 3.100%), 5.38%, 3/25/42(a)(b)	290,000	271,512
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2, CMO, (SOFR30A + 3.000%), 5.28%, 4/25/42(a)(b)	120,000	110,700
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M2, CMO, (SOFR30A + 3.850%), 6.13%, 5/25/42(a)(b)	625,000	591,406
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M2, CMO, (SOFR30a + 4.650%), 6.96%, 6/25/42(a)(b)	$275,000	$271,906
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2, CMO, (SOFR30A + 3.600%), 5.91%, 7/25/42(a)(b)	160,000	151,400
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	115,952	110,146
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	657,294
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, 3/15/54	1,250,000	1,045,096
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57(a)(b)	133,561	125,774
CSMC Trust, Series 2020-RPL6, Class A1, CMO, 2.69%, 3/25/59(a)(b)	141,065	134,757
Eagle RE Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.550%), 3.83%, 4/25/34(a)(b)	1,350,000	1,339,739
Federal Home Loan Mortgage Corp, Series 2021-3, Class 3JI, 2.50%, 2/25/51	817,422	109,229
Federal Home Loan Mortgage Corp., Series 2020-HQA3, Class M2, CMO, REMIC, (1 month USD LIBOR + 3.600%), 6.68%, 7/25/50(a)(b)	5,856	5,854
Federal Home Loan Mortgage Corp., Series 2021-DNA3, Class M2, CMO, REMIC, (SOFR30A + 2.100%), 4.38%, 10/25/33(a)(b)	639,000	608,633
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class M2, CMO, REMIC, (SOFR30A +1.650%), 3.93%, 1/25/34(a)(b)	52,100	50,806
Federal Home Loan Mortgage Corp., Series 2021-HQA3, Class M1, CMO, REMIC, (SOFR30A +0.850%), 3.13%, 9/25/41(a)(b)	1,428,653	1,377,637

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   53

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series 2021-P011, Class A1, 1.20%, 9/25/31	$818,001	$707,773
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, CMO, REMIC, (SOFR30A + 1.000%), 3.28%, 1/25/42(a)(b)	373,459	362,749
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1B, CMO, REMIC, (SOFR30A + 2.900%), 5.18%, 4/25/42(a)(b)	290,000	273,687
Federal Home Loan Mortgage Corp., Series 2022-DNA4, Class M1B, CMO, REMIC, (SOFR30A + 3.350%), 5.63%, 5/25/42(a)(b)	735,000	698,251
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M1B, CMO, REMIC, (SOFR30A + 3.500%), 5.78%, 3/25/42(a)(b)	60,000	57,413
Federal Home Loan Mortgage Corp., Series 2022-P013, Class A2, 2.85%, 2/25/32(b)	1,000,000	873,252
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	628,596	613,093
Federal Home Loan Mortgage Corp., Series 4710, Class KZ, CMO, REMIC, 3.50%, 8/15/47	1,137,084	1,010,508
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 5.33%, 10/15/48 (1 month USD LIBOR + 9.84%)(b)	79,616	71,761
Federal Home Loan Mortgage Corp., Series 5021, Class SB, CMO, IO, REMIC, (SOFR30A + 3.550%), 1.27%, 10/25/50(b)(f)	991,774	37,881
Federal Home Loan Mortgage Corp., Series 5027, Class AI, CMO, IO, REMIC, 2.00%, 9/25/50	479,735	56,135
Federal National Mortgage Association, 3.15%, 10/15/36	994,918	855,584
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 5.68%, 5/25/24 (1 month USD LIBOR + 2.60%)(b)	$50,244	$50,140
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.47%, 7/25/28(b)	23,054	22,874
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.41%, 6/25/28(b)	454,505	426,583
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	849,545	758,085
Federal National Mortgage Association, Series 2020-24, Class SP, CMO, IO, REMIC, (1 month USD LIBOR + 6.050%), 2.97%, 4/25/50(b)(f)	278,701	31,323
Federal National Mortgage Association, Series 2020-56, Class LI, CMO, IO, REMIC, 2.00%, 8/25/50	370,825	51,965
Federal National Mortgage Association, Series 2020-75, Class LI, CMO, IO, REMIC, 2.50%, 11/25/50	606,449	88,832
Federal National Mortgage Association, Series 2021-76, Class IY, CMO, IO, REMIC, 2.50%, 11/25/51	239,758	33,600
Federal National Mortgage Association, Series 2021-M3G, Class A2, 1.29%, 1/25/31(b)	1,000,000	775,822
Flagstar Mortgage Trust, Series 2021-10IN, Class A1, CMO, 3.00%, 10/25/51(a)(b)	180,383	148,809
Flagstar Mortgage Trust, Series 2021-4, Class A21, CMO, 2.50%, 6/1/51(a)(b)	216,650	169,876

See Notes to Financial Statements.
54   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, CMO, REMIC (SOFR30a + 4.500%), 6.78%, 6/25/42(a)(b)	$670,000	$671,468
GMSC, Series 2021-IP, Class B, (1 month USD LIBOR + 1.150%), 3.97%, 10/15/36(a)(b)	1,720,000	1,610,432
Government National Mortgage Association, 1.32%, 8/20/52(f)	575,764	8,472
Government National Mortgage Association, 1.47%, 4/20/52(f)	816,387	16,897
Government National Mortgage Association, 4.00%, 7/20/52	120,801	102,815
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	161,197	149,777
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	172,433	167,989
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46	40,550	5,701
Government National Mortgage Association, Series 2021-165, Class ST, CMO, IO, REMIC, (1 month USD LIBOR + 3.360%), 0.02%, 1/20/50(b)(f)	158,712	53
Government National Mortgage Association, Series 2021-177, Class SB, CMO, IO, (SOFR30A + 3.200%), 0.92%, 10/20/51(b)(f)	717,578	14,613
Government National Mortgage Association, Series 2021-205, Class DS, CMO, IO, (SOFR30A + 3.200%), 0.92%, 11/20/51(b)(f)	6,846,895	139,644
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Government National Mortgage Association, Series 2022-126, Class CS, CMO, IO, (SOFR30A + 3.760%), 1.48%, 7/20/52(b)(f)	$1,491,210	$20,400
Government National Mortgage Association, Series 2022-46, Class S, CMO, IO, (SOFR30A + 3.500%), 1.22%, 3/20/52(b)(f)	430,402	8,382
Government National Mortgage Association, Series 2022-51, Class SC, CMO, IO, (SOFR30A + 3.500%), 1.22%, 3/20/52(b)(f)	1,320,656	23,533
Government National Mortgage Association, Series 2022-66, Class SB, CMO, IO, (SOFR30A + 3.850%), 1.57%, 4/20/52(b)(f)	448,167	10,000
Government National Mortgage Association, Series 2022-68, Class SP, CMO, IO, (SOFR30A + 3.850%), 1.57%, 4/20/52(b)(f)	349,684	7,364
Government National Mortgage Association, Series 2022-78, Class MS, CMO, IO, (SOFR30A + 3.600%), 1.32%, 4/20/52(b)(f)	1,147,644	19,939
Government National Mortgage Association, Series 2022-93, Class GS, CMO, IO, (SOFR30A + 3.650%), 1.37%, 5/20/52(b)(f)	248,991	4,402
GS Mortgage Securities Corp., Series 2021-RENT, Class A, (1 month USD LIBOR + 0.700%), 3.71%, 11/21/35(a)(b)	296,924	287,299
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51(b)	800,000	779,925
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,080,543	1,018,343

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   55

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
GS Mortgage Securities Trust, Series 2016-GS4, Class C, 4.08%, 11/10/49(b)	$500,000	$429,237
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	888,005
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	1,100,000	939,311
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,120,609
GS Mortgage Securities Trust, Series 2020-GSA2, Class A4, 1.72%, 12/12/53	1,100,000	854,513
GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, 12/15/54	1,400,000	1,098,499
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A4, CMO, 3.50%, 7/25/50(a)(b)	20,382	17,749
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A4, CMO, 2.50%, 10/25/51(a)(b)	87,153	68,337
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A36, CMO, 3.00%, 9/25/52(a)(b)	96,475	77,531
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A4, CMO, 2.50%, 3/25/52(a)(b)	207,042	162,342
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A8, CMO, 2.50%, 3/25/52(a)(b)	142,973	123,181
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A4, CMO, 2.50%, 7/25/51(a)(b)	81,028	62,623
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A4, CMO, 2.50%, 11/25/51(a)(b)	251,460	196,604
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A4, CMO, 2.50%, 1/25/52(a)(b)	402,950	315,954
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
GS Mortgage-Backed Securities Trust, Series 2021-PJ8, Class A4, CMO, 2.50%, 1/25/52(a)(b)	$194,274	$152,330
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A36, CMO, 3.00%, 10/25/52(a)(b)	273,435	218,730
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 3.61%, 8/19/45 (1 month USD LIBOR + 0.62%)(b)	30,326	27,773
Home RE Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.250%), 3.53%, 1/25/34(a)(b)	161,557	160,743
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 8/5/34(a)(b)	900,000	705,365
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (SOFR30 + 3.685%), 6.53%, 8/15/37(a)(b)	1,000,000	972,451
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	995,021
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 4.07%, 9/15/29 (1 month USD LIBOR + 1.00%)(a)(b)	344,251	338,701
JP Morgan Mortgage Trust, Series 2015-HB10, Class C10, 2.50%, 5/25/52(a)(b)	118,708	93,079
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47(a)(b)	7,166	6,353
JP Morgan Mortgage Trust, Series 2017-5, Class A2, CMO, 3.12%, 10/26/48(a)(b)	47,050	44,816
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48(a)(b)	32,002	27,730
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 3.83%, 4/25/46 (1 month USD LIBOR + 0.75%)(a)(b)	22,041	21,372

See Notes to Financial Statements.
56   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49(a)(b)	$1,803	$1,678
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49(a)(b)	1,537	1,427
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49(a)(b)	4,912	4,626
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, CMO, 4.03%, 10/25/49 (1 month USD LIBOR + 0.950%)(a)(b)	16,609	16,392
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.84%, 6/25/50(a)(b)	33,050	26,706
JP Morgan Mortgage Trust, Series 2020-10, Class A15, 2.50%, 12/25/51(a)(b)	89,768	70,163
JP Morgan Mortgage Trust, Series 2021-11, Class A15, CMO, 2.50%, 1/25/52(a)(b)	188,907	148,123
JP Morgan Mortgage Trust, Series 2021-15, Class A15, CMO, 2.50%, 6/25/52(a)(b)	393,597	308,620
JP Morgan Mortgage Trust, Series 2021-6, Class A15, CMO, 2.50%, 10/25/51(a)(b)	184,683	143,610
JP Morgan Mortgage Trust, Series 2021-7, Class A15, CMO, 2.50%, 11/25/51(a)(b)	163,794	127,367
JP Morgan Mortgage Trust, Series 2021-8, Class A15, CMO, 2.50%, 12/25/51(a)(b)	120,774	94,699
JP Morgan Mortgage Trust, Series 2022-2, Class A25, 3.00%, 8/25/52(a)(b)	95,514	76,758
JP Morgan Mortgage Trust, Series 2022-3, Class A25, 3.00%, 8/25/52(a)(b)	427,332	344,487
JP Morgan Mortgage Trust, Series 2022-4, Class A17A, CMO, 3.00%, 10/25/52(a)(b)	290,675	234,322
JP Morgan Mortgage Trust, Series 2022-6, Class A17A, CMO, 3.00%, 11/25/52(a)(b)	244,510	197,719
JP Morgan Mortgage Trust, Series 2022-7, 3.00%, 12/25/52(a)(b)	136,906	109,509
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A1, 3.25%, 7/25/52(a)(b)	140,777	119,064
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A6, CMO, 3.50%, 9/25/52(a)(b)	$293,100	$253,749
JP Morgan Trust, Series 2015-1, Class B1, CMO, 3.41%, 12/25/44(a)(b)	90,071	87,291
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.03%, 11/15/47(a)(b)	470,000	327,491
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	243,100	233,581
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	77,971	74,971
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	900,781	845,943
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	957,231
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)	1,000,000	846,388
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.41%, 9/10/39(a)(b)	500,000	403,995
MBRT, Series 2019-MBR, Class A, 3.92%, 11/15/36 (1 month USD LIBOR + 1.100%)(a)(b)	420,000	409,441
MFA 2021-RPL1 Trust, Series 2021-RPL1, Class A1, CMO, 1.13%, 7/25/60(a)(b)	567,212	503,743
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 5.06%, 11/15/46(b)	375,000	358,696
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	166,820	157,794
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	237,229	219,356

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   57

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49(a)	$400,000	$306,353
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	591,520
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 4.47%, 5/15/36 (1 month USD LIBOR + 1.650%)(a)(b)	876,787	854,343
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	870,921
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.51%, 4/5/42(a)(b)	1,000,000	777,169
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class A9, CMO, 2.50%, 8/25/51(a)(b)	158,425	124,221
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A4, CMO, 2.50%, 9/25/51(a)(b)	136,193	117,032
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A9, CMO, 2.50%, 9/25/51(a)(b)	146,587	114,939
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35(a)	65,695	62,317
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C (SOFR30A +2.394%), 5.24%, 3/15/39(a)(b)	1,090,000	1,042,540
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class D, (1 month USD LIBOR + 2.750%), 5.57%, 7/15/36(a)(b)	1,000,000	968,075
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 7.07%, 7/15/36 (1 month USD LIBOR + 4.25%)(a)(b)	750,000	707,108
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 3.19%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(b)	51,304	49,650
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class M1, CMO, 2.99%, 9/25/59(a)(b)	$100,000	$83,290
Oaktown Re VII Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.600%), 3.88%, 4/25/34(a)(b)	900,000	883,619
OBX Trust, Series 2018-1, Class A2, CMO, (1 month USD LIBOR + 0.650%), 3.73%, 6/25/57(a)(b)	15,977	15,477
OBX Trust, Series 2021-J2, Class A19, CMO, 2.50%, 7/25/51(a)(b)	267,917	210,074
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)	350,000	287,516
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/32(a)	1,000,000	966,796
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(a)	1,000,000	957,608
PFP Ltd., Series 2021-8, Class A, (1 month USD LIBOR + 1.000%), 3.94%, 8/9/37(a)(b)	1,536,984	1,460,505
PMT Credit Risk Transfer Trust, Series 2020-2R, Class A, CMO, (1 month USD LIBOR + 3.815%), 6.93%, 12/25/22(a)(b)	119,398	111,656
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A, CMO, (1 month USD LIBOR + 2.900%), 5.98%, 2/27/24(a)(b)	515,796	504,686
RCKT Mortgage Trust, Series 2021-4, Class A21, 2.50%, 9/25/51(a)(b)	330,884	259,447
RCKT Mortgage Trust, Series 2022-2, Class A22, 2.50%, 2/25/52(a)(b)	427,066	334,863
RCKT Mortgage Trust, Series 2022-3, Class A21, CMO, 3.00%, 5/25/52(a)(b)	157,981	126,374
RCKT Mortgage Trust, Series 2022-4, 3.50%, 6/25/52(a)(b)	245,831	204,222

See Notes to Financial Statements.
58   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
RESIMAC Premier, Series 2020-1A, Class A1A, CMO, (1 month USD LIBOR + 1.050%), 3.69%, 2/7/52(a)(b)	$142,486	$142,115
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	265,637	253,408
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45(a)(b)	10,302	9,097
Sequoia Mortgage Trust, Series 2017-6, Class A19, CMO, 3.50%, 9/25/47(a)(b)	10,610	9,530
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50(a)(b)	53,692	43,148
Sequoia Mortgage Trust, Series 2021-4, Class A19, CMO, 2.50%, 6/25/51(a)(b)	91,177	71,492
STWD Mortgage Trust, Series 2021-LIH, Class AS, (1 month USD LIBOR + 1.257%), 4.08%, 11/15/36(a)(b)	1,000,000	951,796
STWD Mortgage Trust, Series 2021-LIH, Class C, (1 month USD LIBOR + 1.955%), 4.77%, 11/15/36(a)(b)	1,075,000	1,008,716
Towd Point Mortgage Trust, Series 2021-SJ1, Class A1, CMO, 2.25%, 7/25/68(a)(b)	497,310	466,602
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A, CMO, 2.25%, 12/25/61(a)(b)	777,007	722,297
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	582,996	531,841
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	136,190
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	283,223
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,026,263
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	493,483
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30(a)	$41,197	$41,136
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.20%, 3/10/46(a)(b)	225,000	147,285
Verus Securitization Trust, Series 2019-4, Class M1, CMO, 3.21%, 11/25/59(a)(b)	100,000	91,349
Verus Securitization Trust, Series 2021-7, Class A3, CMO, 2.24%, 10/25/66(a)(b)	125,838	103,378
VNDO Trust, Series 2016-350P, Class A, 3.81%, 1/10/35(a)	600,000	541,412
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	855,049
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 4.56%, 2/15/37 (1 month USD LIBOR +1.740%)(a)(b)	1,295,000	1,247,757
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class A, (1 month USD LIBOR + 1.150%), 3.97%, 2/15/40(a)(b)	1,999,848	1,904,614
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49(a)(b)	2,362	2,273
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A17, CMO, 2.50%, 6/25/51(a)(b)	324,451	254,403
Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A18, CMO, 2.50%, 12/25/51(a)(b)	102,089	80,048
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.29%, 5/15/45(a)(b)	225,000	215,518
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 5.03%, 12/15/46(b)	350,000	327,570
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $101,603,137)		90,719,580

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   59

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – 5.3%
BASIC MATERIALS – 0.2%
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32(a)	$500,000	$429,625
NOVA Chemicals Corp., 4.88%, 6/1/24(a)	200,000	187,924
South32 Treasury Ltd., 4.35%, 4/14/32(a)	306,000	263,059
Suzano Austria GmbH, 3.13%, 1/15/32	101,000	72,690
Suzano Austria GmbH, 3.75%, 1/15/31	90,000	70,510
Teck Resources Ltd., 3.90%, 7/15/30	1,000,000	850,662
Total Basic Materials		1,874,470
COMMUNICATIONS – 0.0%(g)
NTT Finance Corp., 1.16%, 4/3/26(a)	203,000	177,321
Telefonica Emisiones S.A., 4.90%, 3/6/48	150,000	109,230
Vodafone Group PLC, 5.25%, 5/30/48	81,000	67,071
Total Communications		353,622
CONSUMER, CYCLICAL – 0.2%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28(a)	150,000	130,531
Falabella S.A., 4.38%, 1/27/25(a)	400,000	386,472
Hyundai Capital Services, Inc., 1.25%, 2/8/26(a)	1,050,000	912,653
Total Consumer, Cyclical		1,429,656
CONSUMER, NON-CYCLICAL – 0.5%
BAT International Finance PLC, 4.45%, 3/16/28	740,000	659,531
CSL Finance PLC, 4.75%, 4/27/52(a)	62,000	53,347
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 2/1/28(a)	1,290,000	1,209,078
Royalty Pharma PLC, 2.15%, 9/2/31	151,000	111,226
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	173,000	159,565
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	442,000	304,899
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,000,000	790,485
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Triton Container International Ltd., 1.15%, 6/7/24(a)	$1,000,000	$910,771
Triton Container International Ltd., 3.15%, 6/15/31(a)	482,000	353,017
Triton Container International Ltd./TAL International Container Corp., 3.25%, 3/15/32	86,000	63,593
Total Consumer, Non-cyclical		4,615,512
ENERGY – 1.0%
Aker BP ASA, 2.88%, 1/15/26(a)	1,000,000	908,161
Aker BP ASA, 3.10%, 7/15/31(a)	900,000	704,642
Aker BP ASA, 4.00%, 1/15/31(a)	500,000	424,301
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(a)	475,000	393,300
BP Capital Markets PLC, (5 year CMT + 4.398%), 4.88%, 3/22/30(b)(d)	49,000	42,140
Canadian Natural Resources Ltd., 5.85%, 2/1/35	310,000	291,488
Cenovus Energy, Inc., 2.65%, 1/15/32	500,000	385,345
Cenovus Energy, Inc., 3.75%, 2/15/52	90,000	60,987
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27(a)	943,313	761,093
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(a)	350,000	279,031
Equinor ASA, 3.25%, 11/18/49	1,000,000	716,759
Noble Finance Co., PIK, 11.00%, 2/15/28(a)(h)	1,034	1,134
Noble Finance Co., PIK, 11.00%, 2/15/28(h)	7,489	8,215
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	29,020
Petroleos Mexicanos, 6.49%, 1/23/27	262,000	219,530
Qatar Petroleum, 1.38%, 9/12/26(a)	400,000	348,351
Qatar Petroleum, 2.25%, 7/12/31(a)	200,000	161,112
Santos Finance Ltd., 3.65%, 4/29/31(a)	1,158,000	899,901
Suncor Energy, Inc., 5.95%, 5/15/35	81,000	77,461

See Notes to Financial Statements.
60   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
ENERGY – (continued)
Sweihan PV Power Co. PJSC, 3.63%, 1/31/49(a)	$993,210	$787,796
Total Capital International S.A., 3.13%, 5/29/50	375,000	258,952
UEP Penonome II S.A., 6.50%, 10/1/38(a)	967,595	832,132
Total Energy		8,590,851
FINANCIAL – 2.8%
ABN AMRO Bank N.V., (1 year CMT + 1.100%), 2.47%, 12/13/29(a)(b)	1,000,000	792,669
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	150,000	126,541
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	1,000,000	801,966
Athene Holding Ltd., 3.45%, 5/15/52	46,000	28,597
Banco Santander S.A., 3.89%, 5/24/24	200,000	194,678
Bank Hapoalim BM, (5 year CMT + 2.155%), 3.26%, 1/21/32(a)(b)(i)	2,000,000	1,659,916
Bank of Montreal, 1.50%, 1/10/25	61,000	56,107
Bank of Montreal, 3.70%, 6/7/25	164,000	157,618
Bank of Nova Scotia (The), (5 year CMT + 2.050%), 4.59%, 5/4/37(b)	218,000	182,781
Barclays PLC, (5 year CMT + 2.900%), 3.56%, 9/23/35(b)	400,000	293,928
BNP Paribas S.A., 1.32%, 1/13/27 (SOFR + 1.004%)(a)(b)	730,000	622,160
BNP Paribas S.A., (SOFR + 0.912%), 1.68%, 6/30/27(a)(b)	440,000	372,193
BNP Paribas S.A., (SOFR + 1.387%), 2.87%, 4/19/32(a)(b)	206,000	155,757
BPCE S.A., (SOFR + 1.730%), 3.12%, 10/19/32(a)(b)	1,275,000	912,152
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	103,000	90,793
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Cooperatieve Rabobank UA, (1 year CMT + 0.730%), 1.00%, 9/24/26(a)(b)	$1,261,000	$1,096,369
Credit Agricole S.A., 1.25%, 1/26/27 (SOFR + 0.892%)(a)(b)	250,000	212,837
Credit Agricole S.A., 1.91%, 6/16/26 (SOFR + 1.676%)(a)(b)	250,000	223,516
Credit Suisse Group AG, (3 month USD LIBOR + 1.200%), 3.00%, 12/14/23 (3.0% fixed rate until 12/14/22; 1.20% + 3 month USD LIBOR thereafter)(a)(b)	1,000,000	992,243
Credit Suisse Group AG, (SOFR + 1.730%), 3.09%, 5/14/32(a)(b)	285,000	200,081
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(a)(b)	201,000	186,857
Deutsche Bank AG, (SOFR + 1.219%), 2.31%, 11/16/27(b)	330,000	267,684
Deutsche Bank AG, (SOFR + 1.219%), 3.89%, 11/16/27(b)	240,000	212,108
Enstar Group Ltd., 3.10%, 9/1/31	35,000	24,855
Enstar Group Ltd., 4.95%, 6/1/29	333,000	298,930
Fairfax Financial Holdings Ltd., 5.63%, 8/16/32(a)	500,000	461,015
HSBC Holdings PLC, (SOFR + 1.100%), 2.25%, 11/22/27(b)	400,000	336,076
HSBC Holdings PLC, (SOFR + 1.510%), 4.18%, 12/9/25(b)	200,000	191,327
HSBC Holdings PLC, (SOFR + 2.261%), 5.21%, 8/11/28(b)	1,000,000	934,872
HSBC Holdings PLC, (SOFR + 2.870%), 5.40%, 8/11/33(b)	1,100,000	978,113
ING Groep N.V., (1 year CMT + 1.100%), 1.40%, 7/1/26(a)(b)	1,000,000	882,985
ING Groep N.V., (SOFR + 1.830%), 4.02%, 3/28/28(b)	1,000,000	907,974
ING Groep N.V., (SOFR + 2.070%), 4.25%, 3/28/33(b)	1,250,000	1,059,539

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   61

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Intesa Sanpaolo SpA, (1 year CMT + 2.750%), 4.95%, 6/1/42(a)(b)	$700,000	$415,671
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29(a)	600,000	496,271
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	785,932
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.700%), 4.79%, 7/18/25(b)	400,000	394,747
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.37% + 3 month USD LIBOR thereafter)(b)	281,000	263,975
Natwest Group PLC, 5.08%, 1/27/30 (5.01% fixed rate until 1/27/29; 1.905% + 3 month USD LIBOR thereafter)(b)	210,000	191,344
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26(a)	500,000	467,569
Nomura Holdings, Inc., 2.61%, 7/14/31	200,000	148,297
Prudential PLC, 3.13%, 4/14/30	108,000	90,276
Societe Generale S.A., 3.88%, 3/28/24(a)	350,000	340,408
Societe Generale S.A., (1 year CMT + 1.300%), 2.80%, 1/19/28(a)(b)	795,000	670,197
State Bank of India, 4.38%, 1/24/24(a)	205,000	202,897
Swedbank AB, 1.54%, 11/16/26(a)	213,000	184,980
Toronto-Dominion Bank, 3.77%, 6/6/25	115,000	111,116
Toronto-Dominion Bank (The), 4.69%, 9/15/27	227,000	219,439
UBS Group AG, (1 year CMT + 0.850%), 1.49%, 8/10/27(a)(b)	1,075,000	903,084
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(a)(b)	200,000	164,711
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
UniCredit SpA, (1 year CMT + 2.300%), 2.57%, 9/22/26(a)(b)	$1,000,000	$856,826
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.430%), 4.07%, 6/26/24(b)	386,236	385,519
WLB Asset II B Pte Ltd., 3.95%, 12/10/24(a)	1,000,000	945,000
WLB Asset II C Pte Ltd., 3.90%, 12/23/25(a)	1,000,000	951,070
WLB Asset II Pte Ltd., 4.00%, 1/14/24(a)	250,000	245,000
Total Financial		25,349,566
INDUSTRIAL – 0.2%
Canadian National Railway Co., 4.40%, 8/5/52	134,000	115,372
Canadian Pacific Railway Co., 1.35%, 12/2/24	174,000	160,901
Canadian Pacific Railway Co., 3.00%, 12/2/41	44,000	31,162
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	138,000	131,273
Embraer Overseas Ltd., 5.70%, 9/16/23(a)	135,000	135,000
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	1,050,000	812,148
Masonite International Corp., 3.50%, 2/15/30(a)	125,000	95,563
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	165,000
Mexico City Airport Trust, 5.50%, 7/31/47(a)	200,000	124,940
nVent Finance Sarl, 2.75%, 11/15/31	191,000	142,082
Waste Connections, Inc., 2.20%, 1/15/32	176,000	136,169
Waste Connections, Inc., 4.20%, 1/15/33	54,000	48,922
Total Industrial		2,098,532
Technology – 0.0%(g)
TSMC Global Ltd., 0.75%, 9/28/25(a)	200,000	177,143
UTILITIES – 0.4%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(a)	200,000	169,609

See Notes to Financial Statements.
62   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
UTILITIES – (continued)
AES Gener S.A., (5 year CMT + 4.917%), 6.35%, 10/7/79(a)(b)	$1,000,000	$860,215
Alfa Desarrollo SpA, 4.55%, 9/27/51(a)	199,271	131,519
Comision Federal de Electricidad, 4.69%, 5/15/29(a)	400,000	334,000
Consorcio Transmantaro S.A., 4.70%, 4/16/34(a)	430,000	370,909
Engie Energia Chile S.A., 3.40%, 1/28/30(a)	209,000	157,394
India Cleantech Energy, 4.70%, 8/10/26(a)	852,300	647,748
Sociedad de Transmision Austral S.A., 4.00%, 1/27/32(a)	1,000,000	810,603
Total Utilities		3,481,997
TOTAL FOREIGN CORPORATE BONDS (Cost: $56,149,826)		47,971,349
U.S. GOVERNMENT OBLIGATIONS – 15.6%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,633,000	1,116,500
U.S. Treasury Bonds, 1.88%, 2/15/41	350,000	247,912
U.S. Treasury Bonds, 1.88%, 11/15/51	34,000	22,484
U.S. Treasury Bonds, 2.00%, 11/15/41	129,000	92,326
U.S. Treasury Bonds, 2.00%, 8/15/51	372,000	254,093
U.S. Treasury Bonds, 2.25%, 5/15/41	500,000	377,988
U.S. Treasury Bonds, 2.38%, 5/15/51	671,000	501,992
U.S. Treasury Bonds, 2.75%, 8/15/47	7,350,000	5,872,535
U.S. Treasury Bonds, 2.88%, 5/15/43	7,245,000	5,971,182
U.S. Treasury Bonds, 2.88%, 5/15/52	14,027,300	11,763,206
U.S. Treasury Bonds, 3.00%, 2/15/48	4,400,000	3,704,250
U.S. Treasury Bonds, 3.00%, 8/15/52	510,000	440,114
U.S. Treasury Bonds, 3.25%, 5/15/42	277,000	245,838
U.S. Treasury Bonds, 3.38%, 8/15/42	5,275,000	4,777,996
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/44	$205,000	$82,179
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/44	975,000	386,430
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/45	355,000	138,301
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/40	1,280,000	606,591
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	6,745,000	3,122,711
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/41	205,000	93,017
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/42	90,000	39,741
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/42	80,000	34,900
U.S. Treasury Coupon STRIP, Zero Coupon,11/15/42	820,000	348,693
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/43	650,000	272,794
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	480,000	200,153
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/43	485,000	200,823
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/44	1,670,000	678,249
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/44	490,000	192,329
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	213,181
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	152,740
U.S. Treasury Inflation-Indexed Notes, 0.63%, 1/15/24	793,606	774,965
U.S. Treasury Notes, 0.38%, 7/15/23	1,591,400	1,566,348
U.S. Treasury Notes, 0.50%, 10/31/27	2,755,000	2,306,236
U.S. Treasury Notes, 0.63%, 11/30/27	250,000	210,146
U.S. Treasury Notes, 1.13%, 8/31/28	1,000,000	846,602
U.S. Treasury Notes, 1.88%, 2/15/32	177,000	149,980
U.S. Treasury Notes, 2.38%, 2/15/42	4,270,000	3,271,888
U.S. Treasury Notes, 2.50%, 4/30/24	180,000	174,980
U.S. Treasury Notes, 2.75%, 8/15/32	21,177,000	19,363,719

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   63

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes, 2.88%, 5/15/32	$67,000	$61,944
U.S. Treasury Notes, 3.00%, 6/30/24	18,750,000	18,341,308
U.S. Treasury Notes, 3.13%, 8/15/25	300,000	290,789
U.S. Treasury Notes, 3.13%, 8/31/27	29,218,000	28,026,453
U.S. Treasury Notes, 3.13%, 8/31/29	2,535,000	2,405,873
U.S. Treasury Notes, 3.25%, 8/31/24	9,705,000	9,529,855
U.S. Treasury Notes, 3.25%, 6/30/29	175,000	167,269
U.S. Treasury Notes, 3.50%, 9/15/25	5,095,000	4,991,110
U.S. Treasury Notes, 4.25%, 9/30/24	6,295,000	6,297,951
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $152,350,936)		140,928,664
MUNICIPAL BONDS – 1.9%
CALIFORNIA – 0.6%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	170,736
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	184,623
California Health Facilities Financing Authority, Revenue Bonds, 4.35%, 6/1/41	250,000	221,270
Chula Vista Municipal Financing Authority, Revenue Bonds, Class A, 4.28%, 12/1/48	1,000,000	818,475
City of Los Angeles CA, Series A, 5.00%, 9/1/42	1,000,000	957,366
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	261,620
City of San Francisco CA Public Utilities Commission Water Revenue, 3.30%, 11/1/39	1,230,000	1,003,446
Los Angeles Community College District, 2.11%, 8/1/32	770,000	602,832
Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
CALIFORNIA – (continued)
State of California, General Obligation, 4.60%, 4/1/38	$500,000	$467,221
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	330,417
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	395,111
Total California		5,413,117
CONNECTICUT – 0.1%
Connecticut Green Bank, 2.90%, 11/15/35	1,000,000	801,190
DISTRICT OF COLUMBIA – 0.2%
District of Columbia, Revenue Bonds, 3.85%, 2/28/25	1,750,000	1,681,117
FLORIDA – 0.1%
Florida Development Finance Corp., AMT, 7.25%, 7/1/57(a)(b)	1,000,000	976,047
ILLINOIS – 0.1%
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	460,243
State of Illinois, General Obligation, 5.00%, 10/1/22	210,000	210,000
Total Illinois		670,243
INDIANA – 0.0%(g)
Indiana State Finance Authority, Revenue Bonds, 3.05%, 1/1/51	215,000	160,149
MICHIGAN – 0.3%
City of Detroit MI, General Obligation, Series B, 2.51%, 4/1/25	650,000	601,401
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	729,812
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,070,075
Total Michigan		2,401,288
MINNESOTA – 0.0%(g)
University of Minnesota, Revenue Bonds, 4.05%, 4/1/52	380,000	331,234

See Notes to Financial Statements.
64   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
NEW JERSEY – 0.1%
Morris County Improvement Authority, 1.05%, 6/15/26	$200,000	$176,062
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	367,030
Total New Jersey		543,092
NEW YORK – 0.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, 1.88%, 7/25/37	982,804	746,648
Metropolitan Transportation Authority, 5.18%, 11/15/49	1,000,000	889,314
Total New York		1,635,962
OHIO – 0.1%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	1,006,576
OREGON – 0.0%(g)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31(a)(c)	500,000	36,500
SOUTH DAKOTA – 0.0%(g)
South Dakota Housing Development Authority, 5.46%, 5/1/53	300,000	301,269
TEXAS – 0.0%(g)
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/49	80,000	60,571
WISCONSIN – 0.1%
Cnty. of Fond Du Lac WI, (BAM CNTY GTD), 5.57%, 11/1/51(a)	1,000,000	953,373
TOTAL MUNICIPAL BONDS (Cost: $19,848,351)		16,971,728
SUPRANATIONAL BONDS – 1.7%
African Development Bank, 0.75%, 4/3/23	1,289,000	1,267,732
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	28,000	22,292
Arab Petroleum Invstment Corp., 1.48%, 10/6/26(a)	1,200,000	1,064,986
Investments	Principal Amount	Value
SUPRANATIONAL BONDS – (continued)
Asian Development Bank, 3.13%, 9/26/28	$1,500,000	$1,408,168
Asian Infrastructure Investment Bank (The), 0.50%, 10/30/24	218,000	201,083
Council Of Europe Development Bank, 3.00%, 6/16/25	1,000,000	965,358
European Investment Bank, 0.63%, 10/21/27	700,000	587,571
European Investment Bank, 0.75%, 9/23/30	1,000,000	777,448
European Investment Bank, 2.38%, 5/24/27	500,000	462,175
European Investment Bank, 2.50%, 10/15/24	1,000,000	964,701
European Investment Bank, 3.25%, 11/15/27	1,110,000	1,062,460
Inter-American Development Bank, 1.13%, 7/20/28	258,000	217,262
Inter-American Investment Corp., 2.63%, 4/22/25	1,000,000	955,564
International Bank for Reconstruction & Development, 0.00%, 3/31/27	1,000,000	893,910
International Bank for Reconstruction & Development, 0.75%, 11/24/27	293,000	246,422
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	589,000	567,890
International Finance Corp., (SOFR + 0.09%), 3.06%, 4/3/24(b)	1,348,000	1,347,676
Kreditanstalt fuer Wiederaufbau, 0.75%, 9/30/30	1,000,000	777,302
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/26	805,000	707,460
Kreditanstalt fuer Wiederaufbau, (SOFR + 1.000%), 3.61%, 2/12/24(b)	800,000	809,944
TOTAL SUPRANATIONAL BONDS (Cost: $16,453,207)		15,307,404

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   65

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
BERMUDA – 0.0%(g)
Bermuda Government International Bond, Series 144A, 2.38%, 8/20/30(a)	$200,000	$159,098
CANADA – 0.1%
Canada Government International Bond, 2.88%, 4/28/25	1,100,000	1,060,422
CHILE – 0.1%
Chile Government International Bond, 3.50%, 1/25/50	1,000,000	679,256
INDONESIA – 0.1%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	199,221
Indonesia Government International Bond, 3.50%, 1/11/28	280,000	254,112
Indonesia Government International Bond, 4.13%, 1/15/25(a)	400,000	391,968
Total Indonesia		845,301
ITALY – 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,000,000	709,065
PANAMA – 0.0%(g)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	98,233
PERU – 0.1%
Peruvian Government International Bond, 2.78%, 1/23/31	107,000	84,721
Peruvian Government International Bond, 3.00%, 1/15/34	1,315,000	987,377
Total Peru		1,072,098
QATAR – 0.0%(g)
Qatar Government International Bond, 4.50%, 4/23/28(a)	200,000	197,366
ROMANIA – 0.0%(g)
Romanian Government International Bond, Series 144A, 6.00%, 5/25/34(a)	60,000	50,184

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
SERBIA – 0.1%
Serbia International Bond, Series 144A, 2.13%, 12/1/30(a)	$370,000	$241,240
UNITED ARAB EMIRATES – 0.0%(g)
Abu Dhabi Government International Bond, 3.13%, 10/11/27(a)	250,000	233,484
URUGUAY – 0.0%(g)
Uruguay Government International Bond, 4.98%, 4/20/55	150,000	133,900
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $6,708,958)		5,479,647
FOREIGN GOVERNMENT AGENCIES – 0.7%
CANADA – 0.6%
CDP Financial, Inc., Series 144A, 1.00%, 5/26/26(a)	1,000,000	881,748
Export Development Canada, 3.38%, 8/26/25	1,000,000	971,320
OMERS Finance Trust, Series 144A, 3.50%, 4/19/32(a)	1,000,000	909,086
OMERS Finance Trust, Series 144A, 4.00%, 4/19/52(a)	1,000,000	835,537
Province of Quebec Canada, 1.90%, 4/21/31	1,000,000	827,900
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	935,461
Total Canada		5,361,052
JAPAN – 0.0%(g)
Development Bank of Japan, Inc., 1.75%, 2/18/25(a)	226,000	212,036
NORWAY – 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25(a)	500,000	475,390
SOUTH KOREA – 0.0%(g)
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23(a)	200,000	198,424
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $6,868,330)		6,246,902

See Notes to Financial Statements.
66   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
BANK LOANS – 0.2%
Industrial – 0.1%
LTR Intermediate Holdings Inc, 2021 Term Loan, 7.64%, 5/5/28	$994,975	$903,765
UTILITIES – 0.1%
Exgen Renewables IV LLC, 2020 Term Loan, 5.51%, 12/15/27	922,474	901,488
TOTAL BANK LOANS (Cost: $1,906,508)		1,805,253
Investments	Shares	Value
PREFERRED STOCKS – 0.3%
FINANCIAL – 0.3%
Gladstone Investment Corp., 4.88%, 11/1/28	73,200	1,696,776
Morgan Stanley, Series P, 6.50%, 10/15/27	43,475	1,092,961
TOTAL PREFERRED STOCKS (Cost: $2,916,875)		2,789,737
EXCHANGE-TRADED FUNDS – 8.3%
iShares Core U.S. Aggregate Bond ETF	96,637	9,310,008
SPDR Blackstone Senior Loan ETF	1,606,440	65,655,203
TOTAL EXCHANGE-TRADED FUNDS (Cost: $81,563,655)		74,965,211
MUTUAL FUNDS – 5.0%
BrandywineGLOBAL High Yield Fund	2,427,077	22,450,466
MainStay MacKay High Yield Corporate Bond Fund	4,757,413	22,692,861
TOTAL MUTUAL FUNDS (Cost: $53,906,188)		45,143,327
COMMON STOCKS – 0.0%(g)
DIVERSIFIED FINANCIAL SERVICES – 0.0%(g)
Bruin Blocker LLC(j)	4,367	0
ENERGY EQUIPMENT & SERVICES – 0.0%(g)
Canvas Energy, Inc.	952	0
TOTAL COMMON STOCKS (Cost: $11,471)		0

Investments	Shares	Value

SHORT-TERM INVESTMENTS – 4.7%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 2.39%(k) (Cost: $42,589,252)	42,589,252	$42,589,252
TOTAL INVESTMENTS – 101.4% (Cost: $1,024,790,130)		916,528,118
OTHER ASSETS AND LIABILITIES, NET – (1.4)%		(12,746,149)
NET ASSETS – 100.0%		$903,781,969

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2022, the value of these securities was $232,110,665, representing 25.7% of net assets.

(b)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is currently in default.

(d)
Perpetual floating rate security. Date shown reflects the next reset date.

(e)
To-be-announced (“TBA”) security.

(f)
Interest only security.

(g)
Amount is less than 0.05%.

(h)
Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.

(i)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2022, the value of these securities was $1,659,916, representing 0.2% of net assets.

(j)
Non-income producing security.

(k)
The rate shown is the annualized seven-day yield at September 30, 2022.

ABS
Asset Backed Securities

CLO
Collateralized Loan Obligation

CMO
Collateralized Mortgage Obligation

CMT
Constant Maturity Treasury Indexes

ETF
Exchange Traded Fund

LIBOR
London Interbank Offered Rate

PIK
Paid-In-Kind

REMIC
Real Estate Mortgage Investment Conduit

SOFR
Secured Overnight Funding Rate

REIT
Real Estate Investment Trust

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   67

Schedule of Investments
September 30, 2022
PFM Multi-Manager Fixed-Income Fund (concluded)

Futures contracts open at September 30, 2022:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 2.6%
U.S. Treasury 10-Year Notes	Long	700,000	12/20/2022	$829,391	$(47,697)
U.S. Treasury Ultra Bonds	Long	5,000,000	12/20/2022	6,850,000	(644,197)
U.S. Treasury 5-Year Notes	Long	14,900,000	12/30/2022	16,018,664	(593,627)
Total				$23,698,055	$(1,285,521)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022 (see Note 2 to the Financial Statements):
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds*	$—	$173,357,722	$—	$173,357,722
U.S. Government Agencies	—	126,922,462	—	126,922,462
U.S. Government Obligations	—	140,928,664	—	140,928,664
Asset-Backed Securities	—	125,329,880	—	125,329,880
Commercial Mortgage-Backed Securities	—	90,719,580	—	90,719,580
Exchange-Traded Funds	74,965,211	—	—	74,965,211
Foreign Corporate Bonds*	—	47,971,349	—	47,971,349
Mutual Funds	45,143,327	—	—	45,143,327
Municipal Bonds*	—	16,971,728	—	16,971,728
Supranational Bonds	—	15,307,404	—	15,307,404
Foreign Government Agencies*	—	6,246,902	—	6,246,902
Foreign Government Obligations*	—	5,479,647	—	5,479,647
Preferred Stocks*	2,789,737	—	—	2,789,737
Bank Loans*	—	1,805,253	—	1,805,253
Common Stocks
Financial	—	—	—
Energy	—	—	—
Money Market Fund	42,589,252	—	—	42,589,252
Total Investments in Securities	$165,487,527	$751,040,591	$—	$916,528,118
Liabilities:
Other Financial Instruments
Futures Contracts(a)	$(1,285,521)	$—	$—	$(1,285,521)

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

*
See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.
68   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Statements of Assets and Liabilities
September 30, 2022

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $832,832,869, $642,882,383 and $1,024,790,130, respectively)	$775,707,317	$508,840,305	$916,528,118
Foreign Currency, at Value (Cost $–, $1,129,923 and $–, respectively)	—	1,179,553	—
Cash	4,116	76,611	—
Receivables:
Dividends	377,331	766,252	101,722
Investment Securities Sold	348,472	944,051	4,111,171
Interest	—	291	4,534,777
Foreign Tax Reclaims	8,540	562,714	6,703
Prepaid Expenses	7,995	4,131	5,121
Total Assets	776,453,771	512,373,908	925,287,612
Liabilities:
Due to Custodian	—	—	19,688
Payables:(1)
Investment Securities Purchased	1,266,962	4,711,736	20,803,914
Advisory Fees Payable	191,530	219,703	297,712
Trustees’ Fees and Expenses	2,000	2,000	2,000
Other Accrued Expenses	164,629	311,093	258,054
Net Variation Margin on Futures Contracts	—	—	124,275
Total Liabilities	1,625,121	5,244,532	21,505,643
Net Assets	$774,828,650	$507,129,376	$903,781,969
Net Assets Consists of:
Paid-In Capital	$801,558,376	$654,204,604	$1,048,495,184
Total Distributable Loss	(26,729,726)	(147,075,228)	(144,713,215)
Net Assets	$774,828,650	$507,129,376	$903,781,969
Capital Shares Outstanding (no par value, unlimited shares authorized; all shares outstanding are of each Fund’s Institutional Class)	78,484,098	62,131,190	104,799,034
Net Asset Value, Offering Price and Redemption Price per Share	$9.87	$8.16	$8.62

(1)
There were fees of  $6,000 payable to the Trust’s Independent Trustees at September 30, 2022.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   69

Statements of Operations
For the Year Ended September 30, 2022

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $19,565, $977,039 and $–, respectively)	$11,267,636	$17,341,805	$5,670,038
Interest (net of taxes withheld of $–, $– and $461, respectively)	—	—	19,089,344
Total Investment Income	11,267,636	17,341,805	24,759,382
Expenses:
Advisory Fees (Note 4)	2,437,881	3,194,094	3,396,056
Legal Fees	127,570	98,878	112,483
Trustees Fees	86,470	68,673	80,628
Accounting Fees	86,126	83,874	274,364
Administration Fees	79,213	63,030	103,782
Audit and Tax Fees	61,927	158,456	83,538
Interest Expense	—	2,771	—
Custodian Fees	54,968	323,350	110,885
Insurance Premiums	42,910	30,819	40,773
Transfer Agent Fees	36,791	37,439	40,228
Registration Fees	17,872	31,414	37,167
Other Expenses	7,041	16,202	14,172
Total Expenses	3,038,769	4,109,000	4,294,076
Expenses Recouped	91,498	58,441	—
Net Expenses	3,130,267	4,167,441	4,294,076
Net Investment Income	8,137,369	13,174,364	20,465,306
Net Realized and Unrealized Gain (Loss) on investments:
Net Realized Gain (Loss) From:
Investments	47,809,845	(17,268,858)	(30,471,851)
Capital Gain Distribution from Underlying Funds	—	782,134	532,732
Futures Contracts	—	—	(5,213,456)
Foreign Currency Related Transactions	—	(496,998)	—
Net Realized Gain (Loss)	47,809,845	(16,983,722)	(35,152,575)
Net Decrease in Unrealized Appreciation/Depreciation From:
Investments	(214,607,173)	(209,786,209)	(121,201,105)
Futures Contracts	—	—	(793,141)
Translation of Assets and Liabilities Denominated in Foreign Currencies	—	(8,887)	—
Net Decrease in Unrealized Appreciation/Depreciation	(214,607,173)	(209,795,096)	(121,994,246)
Net Decrease in Net Assets Resulting from Operations	$(158,659,959)	$(213,604,454)	$(136,681,515)
See Notes to Financial Statements.
70   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Statements of Changes in Net Assets

	PFM Multi-Manager Domestic Equity Fund		PFM Multi-Manager International Equity Fund
	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Increase in Net Assets Resulting From Operations:
Net Investment Income	$8,137,369	$7,135,911	$13,174,364	$7,241,533
Net Realized Gain (Loss)	47,809,845	110,416,034	(16,983,722)	51,976,767
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	(214,607,173)	97,053,620	(209,795,096)	42,113,515
Net Increase (Decrease) in Net Assets Resulting from Operations	(158,659,959)	214,605,565	(213,604,454)	101,331,815
Distributions from:
Distributable Earnings	(133,323,650)	(94,960,269)	(36,649,446)	(4,833,251)
Capital Share Transactions:
Proceeds from Sale of Shares	224,384,495	130,166,499	257,116,529	227,546,770
Reinvestment of Distributions	133,323,650	94,960,269	36,649,447	4,833,251
Cost of Shares Redeemed	(137,911,565)	(220,255,843)	(217,174,907)	(36,268,810)
Net Increase in Net Assets Resulting from Capital Share Transactions	219,796,580	4,870,925	76,591,069	196,111,211
Net Increase (Decrease) in Net Assets	(72,187,029)	124,516,221	(173,662,831)	292,609,775
NET ASSETS:
Beginning of Year	$847,015,679	$722,499,458	$680,792,207	$388,182,432
End of Year	$774,828,650	$847,015,679	$507,129,376	$680,792,207
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Year	60,563,989	59,485,338	56,729,207	40,027,375
Shares Subscribed	19,869,283	9,566,281	24,527,194	19,296,669
Shares Issued from Reinvestment of Distributions	10,130,976	7,933,189	3,127,086	429,241
Shares Redeemed	(12,080,150)	(16,420,819)	(22,252,297)	(3,024,078)
Shares Outstanding, End of Year	78,484,098	60,563,989	62,131,190	56,729,207
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   71

Statements of Changes in Net Assets

	PFM Multi-Manager Fixed-Income Fund
	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Increase in Net Assets Resulting From Operations:
Net Investment Income	$20,465,306	$15,251,967
Net Realized Gain (Loss)	(35,152,575)	6,530,695
Net Decrease in Unrealized Appreciation/Depreciation	(121,994,246)	(14,160,368)
Net Increase (Decrease) in Net Assets Resulting from Operations	(136,681,515)	7,622,294
Distributions from:
Distributable Earnings	(25,311,251)	(39,290,469)
Capital Share Transactions:
Proceeds from Sale of Shares	332,887,886	276,446,503
Reinvestment of Distributions	25,311,251	39,290,469
Cost of Shares Redeemed	(115,747,762)	(144,963,301)
Net Increase in Net Assets Resulting from Capital Share Transactions	242,451,375	170,773,671
Net Increase in Net Assets	80,458,609	139,105,496
NET ASSETS:
Beginning of Year	$823,323,360	$684,217,864
End of Year	$903,781,969	$823,323,360
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Year	79,243,741	63,306,790
Shares Subscribed	35,059,812	26,172,225
Shares Issued from Reinvestment of Distributions	2,648,008	3,723,737
Shares Redeemed	(12,152,527)	(13,959,011)
Shares Outstanding, End of Year	104,799,034	79,243,741
See Notes to Financial Statements.
72   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Financial Highlights
PFM Multi-Manager Domestic Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Year	$13.99	$12.15	$11.00	$10.76	$10.00
Investment Operations:
Net Investment Income(2)	0.12	0.12	0.14	0.17	0.12
Net Realized and Unrealized Gain (Loss)(3)	(2.10)	3.58	1.32	0.17	0.64
Total from Investment Operations	(1.98)	3.70	1.46	0.34	0.76
Distributions from:
Net Investment Income	(0.12)	(0.15)	(0.16)	(0.08)	—
Capital gains	(2.02)	(1.71)	(0.15)	(0.02)	—
Total Distributions to Shareholders	(2.14)	(1.86)	(0.31)	(0.10)	—
Net Asset Value, End of Year	$9.87	$13.99	$12.15	$11.00	$10.76
Total Return(4),(5)	(17.97)%	33.08%	13.43%	3.26%	7.60%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$774,829	$847,016	$722,499	$730,457	$594,994
Ratios to average net assets(6) of:
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.37%	0.38%	0.39%	0.38%	0.38%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.36%	0.37%	0.39%	0.41%	0.55%
Net Investment Income	0.97%	0.91%	1.25%	1.59%	1.54%
Portfolio Turnover Rate	45%	60%	141%(8)	24%	13%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.05% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.38% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the fiscal year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the Vanguard Total Stock Market ETF to achieve passive index exposure.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   73

Financial Highlights
PFM Multi-Manager International Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Year	$12.00	$9.70	$9.41	$9.69	$10.00
Investment Operations:
Net Investment Income(2)	0.22	0.15	0.08	0.23	0.15
Net Realized and Unrealized Gain (Loss)(3)	(3.47)	2.25	0.41	(0.42)	(0.46)
Total from Investment Operations	(3.25)	2.40	0.49	(0.19)	(0.31)
Distributions from:
Net Investment Income	(0.17)	(0.10)	(0.20)	(0.09)	—
Capital gains	(0.42)	—	—	—	—
Total Distributions to Shareholders	(0.59)	—	—	—	—
Net Asset Value, End of Year	$8.16	$12.00	$9.70	$9.41	$9.69
Total Return(4),(5)	(28.60)%	24.86%	5.09%	(1.87)%	(3.10)%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$507,129	$680,792	$388,182	$397,967	$314,739
Ratios to average net assets(6) of:
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.65%	0.66%	0.74%	0.63%	0.63%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.64%	0.65%	0.76%	0.75%	1.09%
Net Investment Income	2.06%	1.31%	0.87%	2.54%	2.08%
Portfolio Turnover Rate	88%	52%	157%(8)	13%	21%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to waive its fee in the amount of 0.10% of the average daily net assets of the Fund and to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.63% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy from the use of a sub-advised sleeve of investments to instead using the iShares Core MSCI Total International Stock ETF to achieve passive index exposure.

See Notes to Financial Statements.
74   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Financial Highlights
PFM Multi-Manager Fixed-Income Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Year	$10.39	$10.81	$10.55	$10.02	$10.00
Investment Operations:
Net Investment Income(2)	0.23	0.21	0.27	0.35	0.23
Net Realized and Unrealized Gain (Loss)(3)	(1.71)	(0.08)	0.37	0.55	(0.10)
Total from Investment Operations	(1.48)	0.13	0.64	0.90	0.13
Distributions from:
Net Investment Income	(0.24)	(0.22)	(0.29)	(0.35)	(0.11)
Capital gains	(0.05)	(0.33)	(0.09)	(0.02)	—
Total Distributions to Shareholders	(0.29)	(0.55)	(0.38)	(0.37)	(0.11)
Net Asset Value, End of Year	$8.62	$10.39	$10.81	$10.55	$10.02
Total Return(4),(5)	(14.52)%	1.23%	6.21%	9.17%	1.27%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$903,782	$823,323	$684,218	$602,522	$490,127
Ratios to average net assets(6) of:
Expenses, Net of Expense Waived/Reimbursed/Recouped(7)	0.51%	0.55%	0.55%	0.55%	0.55%
Expenses, Prior to Expense Waived/Reimbursed/Recouped(7)	0.51%	0.52%	0.54%	0.55%	0.73%
Net Investment Income	2.41%	2.00%	2.60%	3.46%	3.00%
Portfolio Turnover Rate	124%	107%	174%(8)	84%	218%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return may reflect a waiver, or recovery of prior waiver, by the Adviser. Performance would be different prior to the impact of waivers or recovery of prior waivers.

(6)
Ratios are annualized for periods less than one year.

(7)
Through January 28, 2020, the Adviser agreed to pay or otherwise bear certain operating and other expenses of the Fund to the extent necessary to limit the total annualized expenses of the Fund to 0.55% of average daily net assets for the Institutional Class of the Fund. See Note 4 to these financial statements.

(8)
Portfolio turnover rate for the year ended September 30, 2020 increased primarily due to a change in strategy as the assets formerly managed by a terminated sub-adviser were largely invested in the Diamond HIll High Yield mutual fund and iShares iBoxx High Yield Corporate Bond ETF.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   75

NOTES TO FINANCIAL STATEMENTS

1. Organization
PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of September 30, 2022, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds are investment companies and follow the accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities, including the fair value of investments, and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
Level 1 — Quoted prices in active markets for identical assets or liabilities.
Level 2 — Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2022, is disclosed in each Fund’s respective Schedule of Investments.
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Board has delegated to the Adviser to the Funds, PFM Asset Management LLC (“PFMAM” or, the “Adviser”), the responsibility for the performance of day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
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NOTES TO FINANCIAL STATEMENTS

2. Summary of Significant Accounting Policies (continued)
Investment Valuation (continued)
determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools. The SEC recently adopted new Rule 2a-5 under the 1940 Act, which will establish an updated regulatory framework for registered investment company valuation practices and may impact a Fund’s valuation policies. The Trustees have designated the VC as the valuation designee to perform fair valuations pursuant to Rule 2a-5.
Equity Securities
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
Debt Securities
Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures Contracts
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   77

NOTES TO FINANCIAL STATEMENTS

2. Summary of Significant Accounting Policies (continued)
Futures Contracts (continued)
as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Investment Transactions and Income Recognition
Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of foreign taxes withheld at source, if any. In such cases, the dividend is recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s REIT distributions to return of capital or capital gain distributions at year-end based on information provided by the REIT and estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period-end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income, if any, to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred by the Funds as of September 30, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
78   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

NOTES TO FINANCIAL STATEMENTS

2. Summary of Significant Accounting Policies (continued)
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the year ended September 30, 2022 and for all open tax years (years ended September 30, 2019, September 30, 2020 and September 30, 2021), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended September 30, 2022, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period.
The tax-based components of distributable earnings as of period-end were as follows for each Fund:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
PFM Multi-Manager Domestic Equity Fund	$8,022,271	$29,682,988	$—	$(60,671)	$(64,374,314)	$(26,729,726)
PFM Multi-Manager International Equity Fund	7,183,387	—	(13,411,518)	(60,671)	(140,786,426)	(147,075,228)
PFM Multi-Manager Fixed-Income Fund	1,370,708	—	(36,600,240)	(64,499)	(109,419,184)	(144,713,215)
Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods. During the year ended September 30, 2022, no amounts were reclassified.
The tax character of distributions declared for the year ended September 30, 2022 was as follows:
	Ordinary Income	Long-term Capital Gains	Total Distributions
PFM Multi-Manager Domestic Equity Fund	$71,092,742	$62,230,908	$133,323,650
PFM Multi-Manager International Equity Fund	17,078,775	19,570,671	36,649,446
PFM Multi-Manager Fixed-Income Fund	22,600,115	2,711,136	25,311,251
The tax character of distributions declared for the year ended September 30, 2021 was as follows:
	Ordinary Income	Long-term Capital Gains	Total Distributions
PFM Multi-Manager Domestic Equity Fund	$20,262,448	$74,697,821	$94,960,269
PFM Multi-Manager International Equity Fund	4,833,251	—	4,833,251
PFM Multi-Manager Fixed-Income Fund	28,977,962	10,312,507	39,290,469
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   79

NOTES TO FINANCIAL STATEMENTS

3. Federal Income Taxes (continued)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below, including any applicable limitations, is estimated as of fiscal year-end and is subject to adjustment. As of September 30, 2022, the capital loss carryforwards were as follows:
	Unlimited Short-Term Losses	Unlimited Long-Term Losses
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-Manager International Equity Fund	(13,411,518)	—
PFM Multi-Manager Fixed-Income Fund	(17,123,185)	(19,477,055)
As of September 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Cost of investments	$840,081,631	$649,618,178	$1,025,947,302
Unrealized appreciation	$7,275,142	$4,629,265	$53,506
Unrealized depreciation	(71,649,456)	(145,415,692)	(109,472,690)
Net unrealized appreciation (depreciation)	$(64,374,314)	$(140,786,427)	$(109,419,184)
During the period ended September 30, 2022, there were differences between book and tax accounting, primarily due to wash sales, REITs, passive foreign investment company (“PFIC”) inclusions, futures contracts mark to market, organizational expenses, return of capital distributions from corporations, defaulted bonds and premium amortization accruals.
4. Agreements
Investment Adviser
The Adviser was organized as a Delaware limited liability company in 2001. The Adviser has delegated responsibility for the day-to-day investment management of some or all of the Funds’ assets to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board of Trustees about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and compliance with the applicable Fund’s investment policies and restrictions.
In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:
Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%
The sub-advisory fees are paid by the Adviser, and are not an additional expense of the respective Fund.
80   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

NOTES TO FINANCIAL STATEMENTS

4. Agreements (continued)
Investment Adviser (continued)
The Sub-Advisers to each Fund as of September 30, 2022 are as follows:
Fund	Sub-Advisers
PFM Multi-Manager Domestic Equity Fund	Aristotle Atlantic Partners, LLC Champlain Investment Partners, LLC Jacobs Levy Equity Management, Inc. Nuance Investments, LLC Vaughan Nelson Investment Management, L.P.
PFM Multi-Manager International Equity Fund*
Acadian Asset Management LLC
Aristotle Capital Management, LLC
Kayne Anderson Rudnick Investment Management, LLC
Ninety One North America, Inc.
Schroder Investment Management North America Inc.
Schroder Investment Management North America Limited
WCM Investment Management LLC

PFM Multi-Manager Fixed-Income Fund	Brown Brothers Harriman & Co. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC

*
Lazard Asset Management LLC was a sub-adviser to the International Equity Fund previously, however, was no longer a sub-adviser to the fund as of September 30, 2022.

Through January 28, 2020, the Adviser agreed (1) to waive its fee in the amount of 0.05% of the average daily net assets of the Domestic Equity Fund; (2) to waive its fee in the amount of 0.10% of the average daily net assets of the International Equity Fund; and (3) to pay or otherwise bear operating and other expenses of the Funds (including organizational and offering expenses, but excluding any front-end and contingent deferred sales loads; any Rule 12b-1 or similar marketing and distribution-related fees; interest and tax expenses; leverage; dividends and interest on short positions; brokerage commissions; expenses incurred in connection with any merger, liquidation or reorganization; extraordinary or non-routine expenses such as litigation; and acquired fund fees and expenses) solely to the extent necessary to limit the total annualized expenses of the Funds to the percentages of average daily net assets below for the Institutional Class of each Fund (“Expense Limitation Agreement”):
Fund	%
Domestic Equity Fund	0.38%
International Equity Fund	0.63%
Fixed-Income Fund	0.55%
Although the Expense Limitation Agreement expired January 28, 2020, the Advisor shall continue to be entitled to recoup any investment advisory fees waived or Fund expense payments paid by it pursuant to the Expense Limitation Agreement, if on any given business day the Funds determine a NAV, that the operating expenses of a Fund are less than the corresponding expense limitation rate previously in effect under the Expense Limitation Agreement, subject to quarterly approval by the Trust’s Board of Trustees. The total amount of recoupment to which the Advisor may be entitled shall not exceed an amount that would cause a Fund to exceed its: (1) corresponding expense limitation in place at the time the investment advisory fees were waived or the expenses were incurred; or (2) corresponding expense limitation currently in place, whichever is less. Subject to the foregoing, the recoupment amount shall be limited to, at any time, the sum of all investment advisory fees previously waived or reduced by the Adviser and all other payments remitted by the Advisor to the Fund pursuant to the Expense Limitation Agreement, within three years of the date on which such investment advisory fees were waived or reduced or other payments remitted, less recoupment
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   81

NOTES TO FINANCIAL STATEMENTS

4. Agreements (continued)
Investment Adviser (continued)
previously paid to the Advisor with respect to such waivers, reductions, and payments. As of September 30, 2022, the amount of advisory fees waived and reimbursed expenses subject to recoupment were:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Advisory fees waived and expenses reimbursed not restored to the Advisor become unrecoverable in fiscal year-end:
September 30, 2023	$129,416	$141,724	$—
Distributor
PFM Fund Distributors, Inc. (“PFMFD” or, the “Distributor”) serves as the Funds’ Distributor. The Distributor is an affiliate of the Adviser. The Distributor is not separately compensated for the services it provides to the Funds.
Change in Control of Adviser and Distributor
On December 7, 2021, U.S. Bancorp Asset Management Inc. (“USBAM”), a subsidiary of U.S. Bank, National Association, acquired PFMAM, as well as its subsidiary PFMFD (the “Transaction”) following regulatory approval and satisfaction of customary closing conditions. The investment advisory agreement between PFMAM and the Trust, on behalf of the Funds, automatically terminated upon the closing of the Transaction. Following approval from the Board of the Trust, including its current trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), and the shareholders of each Fund, a new investment advisory agreement between PFMAM and the Trust, on behalf of the Funds, became effective upon the closing of the Transaction. The distribution agreement between PFMFD and the Trust, on behalf of the Funds, also automatically terminated upon the closing of the Transaction. Following approval from the Board of the Trust, including the Independent Trustees, a new distribution agreement between PFMFD and the Trust, on behalf of the Funds, became effective upon closing of the Transaction. The terms of the new investment advisory agreement and new distribution agreement are substantially identical to the previous investment advisory agreement and previous distribution agreement.
Administrator, Custodian and Transfer Agent
The Administrator, Custodian and Transfer Agent to the Trust is State Street Bank and Trust Company.
5. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
6. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on bank loans for the year ended September 30, 2022, were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund
Non-U.S. Government Purchases	$462,512,755	$598,701,463
Non-U.S. Government Sales	$370,419,453	$547,642,243
82   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

NOTES TO FINANCIAL STATEMENTS

6. Investment Transactions (continued)
PFM Multi- Manager Fixed- Income Fund
U.S. Government Purchases	$766,437,391
Non-U.S. Government Purchases	$494,997,365
U.S. Government Sales	$613,168,580
Non-U.S. Government Sales	$389,854,308
7. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of September 30, 2022 is included in each respective Schedule of Investments. As of September 30, 2022, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk — The Domestic Equity and International Equity Funds enter into equity index futures contracts to gain exposure to equity markets and to enhance return.
Foreign Exchange Risk — The International Equity Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. There were no forward foreign currency exchange contracts held during the year ended September 30, 2022.
Interest Rate Risk — The Fixed Income Fund utilizes various interest rate derivatives, including futures contracts, to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2022 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:
PFM Multi-Manager Fixed-Income Fund
	Asset Derivatives		Liability Derivatives
Interest Rate Contracts	Net Variation Margin on Futures Contracts*	$—	Net Variation Margin on Futures Contracts*	$(1,285,521)

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments futures table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Funds’ derivative instruments for the year ended September 30, 2022 and the related location in the accompanying Statements of Operations, presented by primary underlying risk exposure:
PFM Multi-Manager Fixed-Income Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Interest Rate Contracts Risk	Futures Contracts	$(5,213,456)	Futures Contracts	$(793,141)
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   83

NOTES TO FINANCIAL STATEMENTS

7. Derivative Financial Instruments (continued)
The average notional cost of futures contracts outstanding during the year ended September 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
	Futures Contracts – Long	Futures Contracts – Short
PFM Multi-Manager Fixed-Income Fund	$45,522,458	$4,252,618
8. Related Parties
As of September 30, 2022, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
9. Risks
Credit Risk — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength, solvency of an issuer, and lack of or inadequacy of collateral or credit enhancements for a fixed-income security, may affect credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. Ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
Market Risk — This is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers, real or perceived general economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, political or social developments, or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect a Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore could adversely affect the value of a Fund’s investments. Recent examples include pandemic risks related to the global outbreak caused by a novel coronavirus known as COVID-19 which has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Funds and could negatively affect a Fund’s performance and the value of your investment in a Fund. Securities markets may experience great short-term volatility and may fall sharply at times.
Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market. The value of a Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. Price changes may be temporary or last for extended periods. The value of an investment in a Fund could decline over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.
84   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

NOTES TO FINANCIAL STATEMENTS

10. Recent Accounting Updates
In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued by reference rate reform, assuming certain criteria are met. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that certain optional expedients have been elected for and that are retained through the end of the hedging relationship. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. At this time, management does not believe application of ASU 2020-04 will have a significant impact on the Trust’s financial statements.
In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”) which clarifies fair value measurement guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, amends a related illustrative example in ASC Topic 820, Fair Value Measurement, and introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASC Topic 820. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023. Investment companies with an equity security subject to a contractual sale restriction executed before the date of adoption should continue to account for the equity security until the contractual restrictions expire or are modified using the accounting policy applied before adoption of the ASU 2022-03. At this time the Funds have not yet elected to apply ASU 2022-03, as management is evaluating the implications of these changes on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   85

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of PFM Multi-Manager Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of PFM Multi-Manager Series Trust (the “Trust”) (comprising the PFM Multi-Manager Domestic Equity Fund, PFM Multi-Manager International Equity Fund and PFM Multi-Manager Fixed-Income Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period December 29, 2017 (commencement of operations) through September 30, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising PFM Multi-Manager Series Trust at September 30, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended and the period December 29, 2017 (commencement of operations) through September 30, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more PFM investment companies since 1999.
Philadelphia, Pennsylvania
November 28, 2022
86   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Other Information (unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2022.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2022 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the fiscal year ended September 30, 2022, the total amount of foreign taxes that will be passed through the PFM Multi-Manager International Equity Fund is $947,871.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   87

Statement regarding Liquidity Risk Management Program (unaudited)
Rule 22e-4 of the 1940 Act (the “Liquidity Rule’) requires that the Liquidity Risk Management Program Administrator (the “Program Administrator”) for the Trust periodically, but no less than annually, review and provide the Board a written report that assesses the adequacy of the Liquidity Program and the effectiveness of its implementation including, if applicable, the operation of the Highly Liquid Investment Minimum (the “HLIM”) for each Fund and any material changes to the Liquidity Program.
The assessment was for the period October 1, 2021 through September 30, 2022 (the “Review Period”). The Program Administrator re-evaluated the data and analysis that supported the original conclusions regarding each Fund’s liquidity risk. The Program Administrator used updated data to review each Fund’s: (i) investment strategy and the liquidity of its portfolio investments; (ii) short-term and long-term cash flow projections; (iii) holdings of cash and cash equivalents; and (iv) borrowing arrangements and other funding sources.
Liquidity Risk Assessment Factors
1.)
Investment Strategy and Liquidity of Portfolio Investments

The Program Administrator re-evaluated each Fund’s investment objective, portfolio concentration, derivative usage and known or identifiable risks to liquidity. A year over year comparison revealed changes in portfolio composition and concentration as a result of the increased use of Exchange Traded Funds while transitioning to a passive strategy. It was noted that each Fund continued to only use forward foreign currency contracts to hedge against certain foreign currencies back to the U.S. dollar and this activity is in line with each Fund’s stated objective. No Fund employed borrowing for investment purposes. The Program Administrator reasonably expects these trends to continue and remains confident that each Fund operates an investment strategy that is appropriate for an open-end fund.
2.)
Cash Flow Projections

The Program Administrator examined data relating to gross redemption activity, shareholder ownership concentration and the length of the Funds operating history and redemption patterns. The largest gross redemptions over the period were incorporated into the Funds’ reasonably anticipated trade size (“RATS”) in determining what is the necessary pro-rata portion of the portfolio the Adviser could choose to sell for liquidity purposes. After considering various factors including market volatility and the Funds’ performance, the Program Administrator believes at this time that the redemption size on a day by day basis should not exceed significantly what have been the Funds’ largest redemptions on record.
With respect to shareholder ownership concentration, the Program Administrator is not aware of any shareholder that has an ownership stake in the Funds that exceeds the highest gross redemption amount, and therefore believes that there is no need to factor this when determining what percentage should be used to the RATS of each Fund. For any omnibus accounts the Program Administrator does not have information available to assess whether or not there are any underlying investors who may meet the criteria. The Program Administrator reasonably believes that the Funds are more likely than not to receive sufficient advanced notice of large redemptions to allow the Funds to employ the Liquidity Program in order to manage and mitigate ramifications of any large redemptions.
3.)
Holdings of Cash and Cash Equivalents

Although cash positions fluctuated slightly with market conditions and share capital movements, cash allocations remained a valuable tool to meet shareholder redemptions
4.)
Borrowing Arrangements and Other Funding Sources

The Funds did not participate in any type of credit facility or other borrowing arrangement to supplement its cash as a tool to meet investor redemptions. Other funding sources available to the Funds are reviewed if its cash position is not sufficient to meet redemptions. The Program Administrator does not reasonably anticipate having to resort to these tools and that given the Funds’ cash position establishing a credit facility is not necessary.
5.)
In-Kind Redemptions

During the Review Period, the Funds did not deem it necessary to meet redemptions by paying out securities or other portfolio investments other than cash as it was not in the best interests of shareholders.
88   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Discussion of the operation and management of the Liquidity Program
1.)
Classification Reviews, Challenges and Overrides

The SSBT/truView team provides monthly liquidity classifications to the Program Administrator or on an as needed basis. A monthly review of liquidity classifications by the Program Administrator takes place, is documented and if necessary further discussion between the SSBT/truView team and the Program Administrator takes place if there are any questions based on monthly results. The Program Administrator believes that the review process is operating adequately and effectively and believes at this time no changes are warranted.
The Program Administrator concluded that the factors used to establish the initial and current RATS remain the most relevant variables. The Program Administrator re-evaluated gross historical redemptions during the period, shareholder concentration, cash positions and investment strategy. Several redemptions exceeded prior redemptions however, the Program Administrator did not assess that it was necessary to make any adjustment to the RATS as a result of the infrequency, levels of liquidity, and other factors.
2.)
Highly Liquid Investment Minimum

Each Fund operated as a Primarily Highly Liquid Fund during the Review Period. The Program Administrator has determined that a HLIM is not necessary. The Program Administrator reasonably expects that the composition of each Fund will remain stable and consistent and that each Fund will continue to operate as a Primarily Highly Liquid Fund.
3.)
Illiquid Investment Monitoring

The Funds did not breach the 15% illiquid investment limit pursuant to the Liquidity Rule during the Review Period. The Program Administrator noted that the range in illiquid securities during the Review Period for the three Funds was between 0% to .3%. The Program Administrator reasonably believes that the policies and reviews it has established prior to the adoption of the Liquidity Program sufficiently protect against a prospective violation of this limit.
Conclusion
The Program Administrator evaluated the operation and management of the Liquidity Program and believes that it continues to function effectively in all material aspects and reasonably believes that the existing controls and safeguards are appropriately designed to enable the Program Administrator to maintain compliance with the Liquidity Rule. At this time, the Program Administrator recommends no further changes to the Liquidity Program.
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   89

Information About Fund Expenses (unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge its shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. When invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.
The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at April 1, 2022, the beginning of the period, and held through September 30, 2022. This example illustrates the Funds’ expenses in two ways:
Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.
Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Funds’ ongoing expenses (but not transaction costs) with those of other mutual funds using the Funds’ actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio Based on the Period	Expenses Paid During the Period(1),(2) 4/1/22 to 9/30/22
PFM Multi-Manager Domestic Equity Fund
Institutional Class
Actual	$1,000.00	$794.10	0.36%	$1.62
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	0.36%	$1.83
PFM Multi-Manager International Equity Fund
Institutional Class
Actual	$1,000.00	$771.30	0.68%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.66	0.68%	$3.45
PFM Multi-Manager Fixed-Income Fund
Institutional Class
Actual	$1,000.00	$907.00	0.51%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1022.51	0.51%	$2.59

(1)
Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

(2)
Reflects expenses after fee waivers and expense reimbursements.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge its shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.
90   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Trustee and Officer Information (unaudited)

The Trust’s Board has overall responsibility for overseeing the Funds’ management and operations. The Board governs the Funds and is responsible for protecting the interests of shareholders. The Chair of the Board is not considered an “interested person” of the Trust (an “Independent Trustee”), as that term is defined in the 1940 Act. The Trustees are experienced individuals who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, oversee management of the risks associated with such activities and contractual arrangements, and review the Funds’ performance.
Any vacancy on the Board may be filled by the remaining Trustees of the Board, except to the extent the 1940 Act requires the election of Trustees by the shareholders. There are four Trustees on the Board, a majority of whom are Independent Trustees. To the extent permitted by the 1940 Act and other applicable law, the Board may delegate any of its rights, powers and authority to any person, including without limitation, the officers of the Funds, the Investment Adviser or any committee of the Board. Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may purchase shares, subject to the eligibility requirements described in the Prospectus.
The Board appoints officers who are responsible for the Trust’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board. The following table provides information with respect to each Trustee, including the Independent Trustees.
Name, Address, and Year of Birth	Position(s) held with Trust	Term of Office* and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Bruce Aronow 213 Market Street Harrisburg, PA 17101 Year of birth: 1965	Trustee and Chair of the Board and Chair of the Audit Committee	Since November 2017	Chief Executive Officer, eLocalUSA LLC (advertising) (2008 – Present)	3	Trustee, Copeland Trust (2010 – Present).
Robert Bernstein 213 Market Street Harrisburg, PA 17101 Year of birth: 1954	Trustee	Since November 2017	Co-Founder, Senior Managing Director, Chief Investment Strategist, Envestnet Retirement Solutions (financial technology) (2009 – 2020); Founder, Chief Executive Officer and Managing Member, PRISM Global Advisors, LLC (personal family office and financial advisory firm) (2004 – Present); ERISA Fiduciary Expert Retainer Witness, Nichols, Kaster, Attorneys at Law, Minneapolis, MN (providing breach of fiduciary duty opinions) (2020 – Present).	3	Board Member, Fay Financial, Inc. (mortgage servicer) (2009 – Present); Board Chairman and Co-founder, Guitars Over Guns Organization (nonprofit)
					(2010 to present); Advisory Board, Stanford Digital Cities Disruptive Technology Center (2020 – Present); Advisory Board, Stanford Global Family Office (2020 – Present); Advisory Board Chair, Audiience Inc. (2020 – Present).
Carmen A. Heredia-Lopez 213 Market Street Harrisburg, PA 17101 Year of birth: 1970	Trustee and Chair of the Nominating and Governance Committee	Since November 2017	Chief Investment Officer of Illinois Student Assistance Commission (2018 – Present); Director of Foundation Investments, W.K. Kellogg Foundation (private foundation) (2014 – 2017)	3	Trustee, Catholic United Investment Trust (2015 – Present); Board Member, Julia Center (2021 – present); Board Member, LEAP Together (2021 – present); and Director, Prospanica (2013 – 2019).
PFM Multi-Manager Series Trust Annual Report | September 30, 2022   91

Trustee and Officer Information (unaudited)

Name, Address, and Year of Birth	Position(s) held with Trust	Term of Office* and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
John Spagnola1 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1957	Trustee	Since November 2017	Managing Director, PFM Asset Management LLC (2003 – Present).	3	Advisory Board, St. Rose of Lima Parish (2008 – Present); Director, Magee Rehabilitation Hospital (2008 – Present); Board Member, Greater Philadelphia Chamber of Commerce Advisory Board (2004 – Present); Investment Committee, Thomas Jefferson Health System (2018 to present).

*
Each Trustee shall hold office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or, if sooner than any of such events, until the next meeting of Shareholders called for the purpose of electing Trustees or consent of Shareholders in lieu thereof for the election of Trustees, and until the election and qualification of his or her successor.

(1)
Mr. Spagnola is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because Mr. Spagnola is a managing director of PFM Asset Management LLC, the Investment Adviser.

The following lists the principal officers of the Trust, as well as their mailing addresses and year of birth, positions with the Trust and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) held with Trust	Term of Office* and Length of Time Served	Principal Occupation During Past Five Years
John Spagnola PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1957	President and Chief Executive Officer	Since November 2017	Managing Director, PFM Asset Management LLC (2003 – present).
Valentine James Link, Jr. PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1962	Vice President	Since May 2019	Managing Director, PFM Asset Management LLC (2006 – present).
Daniel Hess PFM Asset Management LLC 213 Market Street Harrisburg, PA, 17101 Year of birth: 1974	Treasurer	Since January 2019	Managing Director, PFM Asset Management LLC (2001 – present).
Marc Ammaturo PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1973	Assistant Treasurer and Secretary	Assistant Treasurer since March 2019 Secretary since November 2019	Managing Director, PFM Asset Management LLC (2005 – present).
Leo Karwejna PFM Asset Management LLC 213 Market Street Harrisburg, PA 17101 Year of birth: 1976	Chief Compliance Officer	Since November 2017	Managing Director, PFM Asset Management LLC (2011 – present).
Rebecca Gilding State Street Bank & Trust Company One Lincoln Street, 8th Floor Boston, MA 02111 Year of birth: 1979	Assistant Secretary	Since May 2022	Vice President and Senior Counsel, State Street Bank and Trust Company (2016 – present).

*
The officers of the Trust each serve at the pleasure of the Board.

92   PFM Multi-Manager Series Trust Annual Report | September 30, 2022

Investment Adviser
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101
Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101
Administrator, Custodian & Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.833.736.6678

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, PFM Multi-Manager Series Trust (the “Registrant”), has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the Code of Ethics description in paragraph (b) of Item 2 of Form N-CSR.

(d)	The Registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant (the “Board”) has determined that the Registrant has three “audit committee financial experts,” as that term is defined under Item 3(b) and 3(c) of Form N-CSR, serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Bruce Aronow, Robert Bernstein and Carmen Heredia-Lopez, who are “independent” trustees of the Registrant, as that term is defined under Item 3(a)(2) of Form N-CSR. The designation of Messrs. Aronow and Bernstein and Ms. Heredia-Lopez as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“EY”), the Registrant’s principal accountant, for the audit of the Registrant's annual financial statements or services that are normally provided by EY in connection with the Registrant’s statutory and regulatory filings or engagements were $190,000 for the fiscal year ended September 30, 2022 and $185,370 for the fiscal year ended September 30, 2021.

Audit-Related Fees

(b)	The aggregate fees billed for each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2022 and $0 for the fiscal year ended September 30, 2021.

Tax Fees

(c)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by EY to the Registrant for tax compliance, tax advice, tax planning and tax return preparation were $100,375 for the fiscal year ended September 30, 2022 and $75,685 for the for the fiscal year ended September 30, 2021.

All Other Fees

(d)	The aggregate fees billed for each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2022 and $0 for the fiscal year ended September 30, 2021.

(e)(1)	The Registrant’s audit committee has adopted Pre-Approval Policies and Procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including non-audit services provided to the Registrant’s investment adviser(s) and to any affiliate of the investment adviser(s) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	The Registrant’s Audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years were $100,375 for the fiscal year ended September 30, 2022 and $75,685 for the fiscal year ended September 30, 2021.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2, is attached hereto.

(a)(2)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PFM Multi-Manager Series Trust

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	December 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Spagnola
John Spagnola President (Principal Executive Officer)

Date:	December 6, 2022

By:	/s/ Daniel Hess
Daniel Hess Treasurer (Principal Financial Officer)

Date:	December 6, 2022